As filed with the Securities and Exchange Commission on February 17, 2006
1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

Form N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 118 ☑
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 119 ☑
(Check appropriate box or boxes)

GOLDMAN SACHS TRUST
(Exact name of registrant as specified in charter)
71 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(Address of principal executive offices)
Registrant’s Telephone Number,
including Area Code 312-655-4400

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza — 37th Floor	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
☐	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☑	75 days after filing pursuant to paragraph (a)(2) of rule 485

☐	On (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Preliminary Prospectus dated February 17, 2006
Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

Class A and C Shares

May , 2006

 GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

■ Goldman Sachs Structured U.S. Equity Flex Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment Management Approach

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Structured U.S. Equity Flex Fund. GSAM is referred to in this Prospectus as the “Investment Adviser.”

QUANTITATIVE STYLE FUNDS

GSAM’s Quantitative Investment Philosophy:
GSAM’s quantitative style of fund management emphasizes the three building blocks of active management: stock selection, portfolio construction and efficient implementation.

GOLDMAN SACHS STRUCTURED FLEX FUND BUILDING BLOCKS

Step 1: Stock Selection
We attempt to forecast expected returns on approximately 8,500 stocks on a daily basis using proprietary CORESM (“Computer-Optimized, Research-Enhanced”) models developed by the Quantitative Equity (“QE”) team. These quantitative models are based on six investment themes— Valuation, Momentum, Analyst Sentiment, Profitability, Earnings Quality, and Management Impact. The Valuation theme attempts to capture potential mispricings of securities, by comparing a measure of the company’s intrinsic value to its market value. The Momentum theme attempts to measure the company’s past market performance and expected future financial performance. The Analyst Sentiment theme looks at how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. The Profitability theme assesses whether the company has good profit margins and operating efficiency, while the Earnings Quality theme evaluates what percentage of the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Finally, the Management Impact theme assesses the company management’s financing/investing strategy and behavior.

Step 2: Portfolio Construction
A proprietary risk model, which attempts to identify and measure the comparative risks between equity investments as accurately as possible, includes all the above factors used in the return model, as well as several other factors associated with risk but not return. In this process, the Investment Adviser seeks to manage risk by overweighting stocks with positive characteristics identified in the return model and underweighting stocks with negative characteristics relative to their benchmark weights, while maintaining other characteristics such as size and sector weights

1

close to the benchmark. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the Fund’s benchmark.

In addition, the Fund is able to engage in short selling, which offers more opportunities to outperform. By taking short positions, the Investment Adviser is able to better reflect both its negative and positive views on individual stocks and to seek higher outperformance. Short sales can also hedge risk in certain portfolio holdings, allowing larger overweight positions.

Step 3: Efficient Implementation
The portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables of the multifactor model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Fund.

Goldman Sachs Structured U.S. Equity Flex Fund is fully invested, broadly diversified and offers consistent overall portfolio characteristics. It may serve as a good foundation on which to build a portfolio. Because the Fund has the flexibility to both buy securities long and sell securities short, it is called a “Flex Fund.”

References in this Prospectus to the Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how the Fund is managed.

PORTFOLIO WEIGHTINGS AND SHORT SELLING

The Goldman Sachs Structured U.S. Equity Flex Fund will seek to outperform its benchmark index by overweighting issuers that the Investment Adviser believes are more likely to outperform the index while underweighting issuers the Investment Adviser believes will underperform the index. To better express the Investment Adviser’s negative views, the Fund may also take short positions in equity securities and derivatives on those securities.

When the Fund takes a short position in a security, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender.

2

GENERAL INVESTMENT MANAGEMENT APPROACH

If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.

When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

The Adviser expects that it will usually maintain an approximate net 100% long exposure to the equity market. However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents may range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions may range between 0% and 50% of the value of the Fund’s net assets.

The Fund’s short sales involve a form of leveraging of the Fund’s assets, and may involve more risk than other funds that do not engage in short selling. For example, the Fund’s long positions (including its overweighted positions) could decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. In addition, the investment of cash proceeds from a short sale in equity securities or other investments may increase further the volatility of the Fund’s net asset value (“NAV”) and investment performance, and may result in greater potential investment losses. For additional information, see “Principal Risks of the Fund” on page 8.

3

Fund Investment Objective and Strategies

Goldman Sachs Structured U.S. Equity Flex Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments

Investment Style:	Quantitative, applied to large-cap growth and value (blend) stocks

Symbols:

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments representing all major sectors of the U.S. economy. Because the Investment Adviser has both positive and negative views on stocks, the Fund may also sell securities short.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets measured at time of purchase (“Total Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.*

The Fund’s investments are selected using a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the S&P 500® Index. The Fund is not required to limit its investments to securities in the S&P 500® Index.

*	To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before a change in the Fund’s policy to invest at least 80% of its Total Assets in the particular type of investment suggested by its name.

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FUND INVESTMENT OBJECTIVE AND STRATEGIES

For information about short sales of securities by the Fund, please see “General Investment Management Approach— Portfolio Weightings and Short Selling” above and “Principal Risks of the Fund” below.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

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Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objectives. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/ semi-annual reports (when available). For more information about these and other investment practices and securities, see Appendix A. The Fund publishes on its website (http://www.gs.com/funds) complete portfolio holdings for the Funds as of the end of each calendar quarter subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed. In addition, the Fund publishes on its website month-end top ten holdings subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“Additional Statement”).

10 Percent of total assets (italic type)
10 Percent of net assets (excluding borrowings for investment purposes)
(roman type)
• No specific percentage limitation	Structured
on usage; limited only by the	U.S.
objectives and strategies of the Fund	Equity
— Not permitted	Flex
Fund

Investment Practices

Borrowings	33 1/3

Cross Hedging of Currencies	•

Custodial Receipts and Trust Certificates	•

Equity Swaps*	15

Foreign Currency Transactions**	•

Futures Contracts and Options on Futures Contracts[1]	•

Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10

Repurchase Agreements	•
Short Sales	50

Unseasoned Companies	•
Warrants and Stock Purchase Rights	•

When-Issued Securities and Forward Commitments	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and certain swap transactions.
**	Limited by the amount the Fund invests in foreign securities.
[1]	The Fund may enter into futures transactions only with respect to the S&P 500® Index.

6

OTHER INVESTMENT PRACTICES AND SECURITIES

10 Percent of Total Assets (italic type)
10 Percent of Net Assets (including borrowings for investment purposes)
(roman type)
• No specific percentage limitation	Structured
on usage; limited only by the	U.S.
objectives and strategies of the Fund	Equity
— Not permitted	Flex
Fund

Investment Securities

American, European and Global Depositary Receipts[2]	•

Bank Obligations[3]	•

Corporate Debt Obligations[3]	•

Equity Investments	90+

Fixed-Income Securities[3,4]	10

Foreign Securities[5]	•

Real Estate Investment Trusts	•

Structured Securities*	•

Temporary Investments	35

U.S. Government Securities[3]	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and certain swap transactions.
[2]	The Fund may not invest in European Depositary Receipts.
[3]	Limited by the amount the Fund invests in fixed-income securities and limited to cash equivalents only. The Fund may invest in bank obligations issued by U.S. or foreign banks.
[4]	Fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”)).
[5]	Equity securities of foreign issuers must be traded in the United States.

7

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other governmental agency. The following summarizes important risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objectives.

Structured
U.S.
Equity
• Applicable	Flex
— Not applicable	Fund

Short Selling	•

Credit/ Default	•

Stock	•

Derivatives	•

Management	•

Market	•

Liquidity	•

Investment Style	•

8

PRINCIPAL RISKS OF THE FUNDS

Short Selling Risks:

Short selling involves leverage of the Fund’s assets and presents various risks. In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

After selling the borrowed security, the Fund is then obligated to “cover” the short sale by purchasing and returning the security to the lender on a later date. A Fund cannot guarantee that the security necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the security will be available at an acceptable price. If the borrowed security has appreciated in value, the Fund will be required to pay more for the replacement security than the amount it received for selling the security short. Moreover, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. The Fund’s gain on a short sale, before transaction costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

While the Fund has an open short position, it is subject to the risk that the security’s lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund may be required to buy the replacement shares immediately at the security’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, the Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, the Fund is required to

9

designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits the Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Other Risks:

■	Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.
■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase a Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results. For example, if the Fund’s long and short positions do not perform as anticipated by the Investment Adviser, the Fund’s potential losses could exceed those of other funds that hold only long stock positions.
■	Credit/ Default Risk—The risk that an issuer or guarantor of fixed-income securities held by the Fund may default on its obligation to pay interest and repay principal.
■	Liquidity Risk—The risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in funds for which GSAM or an affiliate now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in the Fund may further increase liquidity risk and may impact the Fund’s NAV.
■	Investment Style Risk—Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When their expectations are not met, investors can punish

10

PRINCIPAL RISKS OF THE FUNDS

the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
■	Derivatives Risk—The risk that loss may result from the Fund’s investments in futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

11

Fund Performance

HOW THE FUND HAS PERFORMED

The Fund has not commenced operations before the date of this Prospectus. Therefore, no performance information is provided in this section.

12

Fund Fees and Expenses (Class A and C Shares)

This table describes the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Fund.

Structured
U.S. Equity
Flex Fund

	Class A		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	%	[1]	None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fees	None		None
Exchange Fees	None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[4]
Management Fees	%		%
Distribution and Service (12b-1) Fees	%		%
Other Expenses5*	%		%

Total Fund Operating Expenses*	%		%

See page 14 for all footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) set forth below have been restated to reflect the current waivers and expense limitations that are expected for the current fiscal year. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

Structured
U.S. Equity
Flex Fund

	Class A	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[4]
Management Fees	%	%
Distribution and Service (12b-1) Fees	%	%
Other Expenses[5]	%	%

Total Fund Operating Expenses (after current waivers and expense limitations)%		%

13

Fund Fees and Expenses continued

[1]	The maximum sales charge is a percentage of the offering price. Under certain circumstances, as described in the Shareholder Guide, the maximum sales charge may be reduced or waived entirely. A CDSC of % may be imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more.
[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.
[3]	A CDSC of % is imposed on Class C Shares redeemed within 12 months of purchase.
[4]	The Fund’s annual operating expenses have been estimated for the current fiscal year. The Investment Adviser is entitled to a management fee from the Fund at an annual rate equal to the following percentage of the average daily net assets:

Structured U.S. Equity Flex Fund: %.

[5]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to % of the average daily net assets of the Fund’s Class A and C Shares, plus all other ordinary expenses not detailed above, except for dividend expenses relating to short sales. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, dividend expenses on short sales, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to % of the Fund’s average daily net assets.

14

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in the Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years

Structured U.S. Equity Flex
Class A Shares	$—	$—
Class C Shares
– Assuming complete redemption at end of period	$—	$—
– Assuming no redemption	$—	$—

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months.

Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A and Class C Shares for services to their customers’ accounts and/or the Fund. For additional information regarding such compensation, see “What Should I Know When I Purchase Shares Through An Authorized Dealer?” in the Prospectus and “Payments to Intermediaries” in the Additional Statement.

15

Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund

Goldman Sachs Asset Management, L.P. 32 Old Slip New York, New York 10005	Structured U.S. Equity Flex

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). As of December 31, 2005, GSAM had assets under management of $496.1 billion.

The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Fund:

■	Supervises all non-advisory operations of the Fund
■	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
■	Maintains the records of the Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEE

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fee, computed daily and payable

16

SERVICE PROVIDERS

monthly, at the annual rate (as a percentage of the Fund’s average daily net assets) of %.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund will be available in the Fund’s annual report dated August 31, 2006.

FUND MANAGERS

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	More than $85 billion in equities currently under management

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Robert C. Jones Chief Investment Officer Managing Director	Senior Portfolio Manager— Structured U.S. Equity Flex	Since 2006	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Andrew Alford Senior Portfolio Manager	Senior Portfolio Manager— Structured U.S. Equity Flex	Since 2006	Mr. Alford joined the Investment Adviser in 1998.

Our process is team-managed with coverage by multiple individuals in both account management and strategy research. The QE team has significant depth: each portfolio manager has a thorough understanding of the model’s intricacies and participates in the ongoing research that keeps our process state-of-the-art in quantitative management. In addition, Mr. Jones and Mr. Alford are a part of the Investment Policy Committee (“IPC”) which includes the senior members of the QE group. The IPC is ultimately responsible for supervising and monitoring the team, the process, implementation, and controls for all QE investment products.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the Additional Statement.

17

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Funds’ investment activities. Goldman Sachs is a full service investment banking broker dealer, asset management and financial services organization and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and has other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. Furthermore, transactions undertaken by

18

SERVICE PROVIDERS

Goldman Sachs, its affiliates or Goldman Sachs advised clients may adversely impact the Fund. Transactions by one or more Goldman Sachs advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. For more information about conflicts of interest, see the Additional Statement.

The Fund may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Fund’s portfolio investment transactions.

LEGAL PROCEEDINGS

On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against The Goldman Sachs Group, Inc. (“GSG”), GSAM, the Trustees and Officers of the Goldman Sachs Trust (the “Trust”), and John Doe Defendants. In addition, the Goldman Sachs Funds included in this Prospectus and certain other investment portfolios of the Trust were named as nominal defendants (collectively, the “Goldman Sachs Funds”). On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed a consolidated amended complaint against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman, Sachs & Co., the Trust, Goldman Sachs Variable Insurance Trust (“GSVIT”), the Trustees and Officers of the Trust and GSVIT and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of the Trust and GSVIT (collectively, the

19

“Goldman Sachs Funds”) were also named as nominal defendants in the amended complaint.

The consolidated amended complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company Act of 1940 (the “Investment Company Act”) and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Investment Company Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreement and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. It is possible that the plaintiffs may appeal this decision.

Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to its clients, including the Goldman Sachs Funds.

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Dividends

The Fund pays dividends from its investment income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain Goldman Sachs Institutional Liquid Assets Portfolios (“ILA Portfolios”). See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment income and distributions from net capital gains are declared and paid as follows:

	Investment	Capital Gains
Fund	Income Dividends	Distributions

Structured U.S. Equity Flex	Annually	Annually

From time to time a portion of the Fund’s dividends may constitute a return of capital.

When you purchase shares of the Fund, part of the NAV per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

21

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Fund’s shares.

HOW TO BUY SHARES

How Can I Purchase Class A And Class C Shares Of The Funds?
You may purchase shares of the Fund through:

■	Goldman Sachs;
■	Authorized Dealers; or
■	Directly from Goldman Sachs Trust (the “Trust”).

In order to make an initial investment in the Fund, you must furnish to the Fund, Goldman Sachs or your Authorized Dealer the information in the Account Application. An order will be processed upon receipt of payment.

To Open an Account:

■	Complete the Account Application
■	Mail your payment and Account Application to:

Your Authorized Dealer

—	Purchases by check or Federal Reserve draft should be made payable to your Authorized Dealer
—	Your Authorized Dealer is responsible for forwarding payment promptly (within three business days) to the Fund

or
Goldman Sachs Funds, P.O. Box 219711, Kansas City, MO 64121-9711

—	Purchases by check or Federal Reserve draft should be made payable to Goldman Sachs Funds — (Name of Fund and Class of Shares)
—	Boston Financial Data Services, Inc. (“BFDS”), the Fund’s sub-transfer agent, will not accept checks drawn on foreign banks, third-party checks, cashier’s checks or official checks, temporary checks, electronic checks, drawers checks, cash, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks.
—	Federal funds wire, Automated Clearing House Network (“ACH”) transfer or bank wires should be sent to State Street Bank and Trust Company (“State Street”) (the Fund’s custodian). Please call the Fund at 1-800-526-7384 to get detailed instructions on how to wire your money.

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SHAREHOLDER GUIDE

What Is My Minimum Investment In The Fund?

	Initial	Additional

Regular Accounts	$1,000	$50

Employee Benefit Plus (e.g. IRAs, employer sponsored plans)	$250	No Minimum

Uniform Gift/Transfer to Minor (UTMA/UGMA)	$250	$50

Coverdell ESAs	$250	$50

Automatic Investment Plans	$250	$50

What Alternative Sales Arrangements Are Available?
The Fund offers two classes of shares through this Prospectus.

Maximum Amount You Can Buy In The Aggregate Across Funds	Class A	No limit

	Class C	$1,000,000*

Initial Sales Charge	Class A	Applies to purchases of less than $1 million—varies by size of investment with a maximum of %

	Class C	None

CDSC	Class A	% on certain investments of $1 million or more if you sell within 18 months

	Class C	% if shares are redeemed within 12 months of purchase

Conversion Feature	Class A	None

	Class C	None

*	No additional Class C Shares may be purchased by an investor either in an initial purchase or in subsequent purchases if the current market value of the shares owned and/or purchased is equal to or exceeds $1,000,000.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. Without limiting the foregoing, the Trust may reject or restrict purchase and exchange orders by a particular purchaser (or group of related purchasers) when a pattern of frequent purchases, sales or exchanges of shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of the Fund.

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■	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.
■	Modify or waive the minimum investment amounts.
■	Modify the manner in which shares are offered.
■	Modify the sales charge rates applicable to future purchases of shares.

Generally, the Fund will not allow non-U.S. citizens and certain U.S. citizens residing outside the United States to open an account directly with the Fund.

The Fund may allow you to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Customer Identification Program. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other identifying information, for investors who open accounts with the Fund. Applications without the required information may not be accepted by the Fund. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Fund reserves the right to (i) place limits on transactions in any account until the identity of the investor is verified; or (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify investor’s identity. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Shares Priced?
The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined NAV for a share class (as adjusted for any applicable sales charge or redemption fee). Each class calculates its NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Fund’s investments are valued based on market quotations or if market quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

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SHAREHOLDER GUIDE

To the extent that the Fund invests a significant portion of assets in foreign equity securities, “fair value” prices are provided by an independent fair value service. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the Fund, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date.

In addition, the Investment Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.

One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, it involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Investments in other registered mutual funds (if any) are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

■	NAV per share of each share class is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) or such later time as the New York Stock Exchange or NASDAQ market may officially close. Fund shares will generally not be priced on any day the New York Stock Exchange is closed.

25

■	When you buy shares, you pay the NAV next calculated after the Fund receives your order in proper form, plus any applicable sales charge.
■	When you sell shares, you receive the NAV next calculated after the Fund receives your order in proper form, less any applicable CDSC or redemption fee.
■	The Trust reserves the right to reprocess purchase (including dividend reinvestment), redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time. In the event the New York Stock Exchange does not open for business because of an emergency, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation, please call 1-800-526-7384.

Foreign securities may trade in their local markets on days the Fund is closed. As a result, if the Fund holds foreign securities, its NAV may be impacted on days when its shares may not be purchased or redeemed.

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SHAREHOLDER GUIDE

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS A SHARES

What Is The Offering Price Of Class A Shares?
The offering price of Class A Shares of the Fund is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares. The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the offering price will be the NAV per share. The current sales charges and commissions paid to Authorized Dealers for Class A Shares of the Fund are as follows:

		Sales Charge	Maximum Dealer
	Sales Charge as	as Percentage	Allowance as
Amount of Purchase	Percentage of	of Net Amount	Percentage of
(including sales charge, if any)	Offering Price	Invested	Offering Price*

Less than $50,000	%	%	%
$50,000 up to (but less than) $100,000
$100,000 up to (but less than) $250,000
$250,000 up to (but less than) $500,000
$500,000 up to (but less than) $1 million
$1 million or more	**	**	***

*	Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be allowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is allowed may be deemed to be “underwriters” under the Securities Act of 1933.
**	No sales charge is payable at the time of purchase of Class A Shares of $ million or more, but a CDSC of % may be imposed in the event of certain redemptions within 18 months of purchase.
***	The Distributor may pay a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Fund equal to % of the amount under $3 million, % of the next $2 million, and % thereafter. In instances where an Authorized Dealer (including Goldman Sachs’ Private Wealth Management Unit) agrees to waive its receipt of the one-time commission described above, the CDSC on Class A Shares, generally, will be waived. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by certain Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations investing in the Funds which satisfy the criteria set forth below in “When Are Class A Shares Not Subject To A Sales Load?” or $1 million or more by certain “wrap” accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if shares are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC of % may be imposed upon the plan, the plan sponsor or the third-party administrator. In addition, Authorized Dealers will remit to the Distributor such payments received in connection with “wrap” accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

27

You should note that the actual sales charge that appears in your mutual fund transaction confirmation may differ slightly from the rate disclosed above in this Prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below and in the section titled “How Can the Sales Charge on Class A Shares Be Reduced?,” you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your Authorized Dealer or financial intermediary must notify the Fund’s Transfer Agent at the time of your purchase order that a discount may apply to your current purchases. You may also be required to provide appropriate documentation to receive those discounts, including:

(i)	Information or records regarding shares of the Fund or other Goldman Sachs funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(ii)	Information or records regarding shares of the Fund or other Goldman Sachs funds held in any account of the shareholder at another financial intermediary; and

(iii)	Information or records regarding shares of the Fund or other Goldman Sachs funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund’s Transfer Agent is properly notified, under the “Right of Accumulation” described below, the “Amount of Purchase” in the chart on the preceding page will be deemed to include all Class A, Class B and/or Class C Shares of the Goldman Sachs Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by any of the following persons: (i) you, your spouse and your children; and (ii) any trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account. This includes, for example, any Class A, Class B and/or Class C Shares held at a broker-dealer or other financial intermediary other than the one handling your current purchase. In some circumstances, other Class A, Class B and/or Class C Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Additional Statement. For purposes of determining the “Amount of Purchase,” all Class A, Class B and/or Class C Shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Transfer Agent a signed written Statement of Intention to invest (not counting reinvestments of dividends and distributions) in the aggregate within a 13-month period $50,000 or more in Class A Shares of one or more Goldman Sachs Funds, any investments you make

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SHAREHOLDER GUIDE

during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales load based on your investment commitment. You must, however, inform the Transfer Agent that the Statement of Intention is in effect each time shares are purchased. Each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Statement of Intention.

In addition to the information provided in this Prospectus and the Additional Statement, information about sales charge discounts is available from your Authorized Dealer and, free of charge, on the Fund’s website at http://www.gs.com/funds.

What Else Do I Need To Know About Class A Shares’ CDSC?
Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, a CDSC of % may be imposed. The CDSC may not be imposed if your Authorized Dealer enters into an agreement with the Distributor to return all or an applicable prorated portion of its commission to the Distributor. The CDSC is waived on redemptions in certain circumstances. See “In What Situations May The CDSC On Class A Or C Shares Be Waived Or Reduced?” below.

When Are Class A Shares Not Subject To A Sales Load?
Class A Shares of the Fund may be sold at NAV without payment of any sales charge to the following individuals and entities:

■	Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;
■	Qualified employee benefit plans of Goldman Sachs;
■	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
■	Any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents;
■	Banks, trust companies or other types of depository institutions;
■	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of the Fund;
■	Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including

29

governmental or church employers) or employee organizations (“Employee Benefit Plans”) that:

■	Buy shares of Goldman Sachs Funds worth $500,000 or more; or
■	Have 100 or more eligible employees at the time of purchase; or
■	Certify that they expect to have annual plan purchases of shares of Goldman Sachs Funds of $200,000 or more; or
■	Are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or
■	Have at the time of purchase aggregate assets of at least $2,000,000;

■	“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;
■	Registered investment advisers investing for accounts for which they receive asset-based fees;
■	Accounts over which GSAM or its advisory affiliates have investment discretion;
■	Shareholders receiving distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA;
■	Shareholders who roll over distributions from any tax-qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in the Goldman Sachs Funds if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity; or
■	Investors who qualify under other exemptions that are stated from time to time in the Additional Statement.

In addition, during a 90-day period beginning in August 2005 and ending in November 2005, eligible clients of broker-dealer Edward D. Jones & Co., LP were permitted to purchase Class A shares at NAV under the terms of the Edward Jones Free Switch Program.

You must certify eligibility for any of the above exemptions on your Account Application and notify the Fund if you no longer are eligible for the exemption. The Fund will grant you an exemption subject to confirmation of your entitlement. You may be charged a fee if you effect your transactions through a broker or agent.

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SHAREHOLDER GUIDE

How Can The Sales Charge On Class A Shares Be Reduced?

■	Right of Accumulation: When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings across Class A, Class B and/or Class C shares, plus new purchases, reaches $50,000 or more. Class A, Class B and/or Class C Shares of any of the Goldman Sachs Funds that were subject to a sales charge may be combined under the Right of Accumulation. For purposes of applying the Right of Accumulation, shares of the Fund and any other Goldman Sachs Funds purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A and/or Class C Shares of the Fund and Class A, Class B and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Fund’s Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of appropriate records. The Additional Statement has more information about the Right of Accumulation.
■	Statement of Intention: You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest (not counting reinvestments of dividends and distributions) in the aggregate $50,000 or more within a period of 13 months in Class A Shares of one or more of the Goldman Sachs Funds. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. At your request, purchases made during the previous 90 days may be included; however, capital appreciation does not apply toward these combined purchases. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By selecting the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge. The Additional Statement has more information about the Statement of Intention, which you should read carefully.

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A COMMON QUESTION ABOUT THE PURCHASE OF CLASS C SHARES

What Is The Offering Price Of Class C Shares?
You may purchase Class C Shares of the Fund at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of % will normally be deducted from the redemption proceeds. In connection with purchases by Employee Benefit Plans, where Class C Shares are redeemed within 12 months of purchase, a CDSC of % may be imposed upon the plan sponsor or third-party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to % of the amount invested is normally paid by the Distributor to Authorized Dealers.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A AND C SHARES

What Else Do I Need To Know About The CDSC On Class A Or C Shares?

■	The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).

■	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
■	No CDSC is charged on the per share appreciation of your account over the initial purchase price.
■	When counting the number of months since a purchase of Class C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.

■	To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class A Or C Shares Be Waived Or Reduced?
The CDSC on Class A and Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

■	Retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans;

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SHAREHOLDER GUIDE

■	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a participant or beneficiary in a Employee Benefit Plan;
■	Hardship withdrawals by a participant or beneficiary in a Employee Benefit Plan;
■	Satisfying the minimum distribution requirements of the Code;
■	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;
■	The separation from service by a participant or beneficiary in a Employee Benefit Plan;
■	The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;
■	Excess contributions distributed from a Employee Benefit Plan;
■	Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA, in the same share class; or
■	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

In addition, Class A and C Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class C Shares and 10% of the value of your Class A Shares.

How Do I Decide Whether To Buy Class A Or C Shares?
The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation.

■	Class A Shares. If you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares.
■	Class C Shares. If you are unsure of the length of your investment or plan to hold your investment for less than six years and would prefer not to pay an initial sales charge, you may prefer Class C Shares. By not paying a front-end sales charge, your entire investment in Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares. Once the current value of the Class C Shares in the aggregate across all Goldman Funds is equal to $1,000,000, you will not be allowed to purchase any additional Class C Shares. Individual purchases

33

exceeding $1,000,000 will be rejected and additional purchases which could cause your holdings in Class C Shares to exceed $1,000,000 will be rejected.

Note: Authorized Dealers may receive different compensation for selling Class A or Class C Shares.

In addition to Class A and Class C Shares, the Fund also offers another class of shares to investors. This other share class is subject to different fees and expenses (which affect performance), has different minimum investment requirements and is entitled to different services. Information regarding this other share class may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

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SHAREHOLDER GUIDE

HOW TO SELL SHARES

How Can I Sell Class A And Class C Shares Of The Fund?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, the Fund will redeem its shares upon request on any business day at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Obtain a Medallion signature guarantee (see details below)
■ Mail your request to: Goldman Sachs Funds P.O. Box 219711 Kansas City, MO 64121-9711
or for overnight delivery:
Goldman Sachs Funds 330 West 9th Street Poindexter Bldg., 1st Floor Kansas City, MO 64105

By Telephone:	If you have not declined the telephone redemption privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)
■ You may redeem up to $50,000 of your shares daily
■ Proceeds which are sent directly to a Goldman Sachs brokerage account or to the bank account designated on your Account Application are not subject to the $50,000 limit

Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request

35

may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.

When Do I Need A Medallion Signature Guarantee To Redeem Shares?
A Medallion signature guarantee is required if:

■	You are requesting in writing to redeem shares in an amount over $50,000;
■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like to change the bank designated on your Account Application.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee. Additional documentation may be required for executors, trustees or corporations or when deemed appropriate by the Transfer Agent.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and BFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent only to your address of record or authorized bank account designated in the Account Application (unless you provide written instructions and a signature guarantee, indicating another address or account).
■	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the bank account designated in the Account Applications (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be a written, Medallion signature guaranteed letter.

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SHAREHOLDER GUIDE

■	The telephone redemption option does not apply to shares held in a “street name” account. “Street name” accounts are accounts maintained and serviced by your Authorized Dealer. If your account is held in “street name,” you should contact your registered representative of record, who may make telephone redemptions on your behalf.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the domestic bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. Although redemption proceeds will normally be wired as described above, under certain circumstances, redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption.
■	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
■	To change the bank designated on your Account Application, you must send written instructions (with your signature guaranteed) to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any Authorized Dealer assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you

37

are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares if your account balance falls below the required Fund minimum as a result of a redemption. The Fund will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.
■	Redeem your shares in the event your Authorized Dealer’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Authorized Dealer. The Trust will not be responsible for any loss in an investor’s account resulting from the redemption.
■	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interests of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. This provision may not apply to certain retirement or qualified accounts. In addition, that distribution and all future distributions payable to you will be reinvested at the NAV on the day of reinvestment in additional shares of the same class of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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SHAREHOLDER GUIDE

Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs Fund?
You may redeem shares of the Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must have held the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You may reinvest as follows:

■	Class A Shares—Class A Shares of the Fund or another Goldman Sachs Fund
■	Class C Shares—Class C Shares of the Fund or another Goldman Sachs Fund
■	You should obtain and read the applicable prospectuses before investing in any other Goldman Sachs Funds.
■	If you pay a CDSC upon redemption of Class A or Class C Shares and then reinvest in Class A or Class C Shares as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption.
■	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered employee benefit plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.
■	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

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Can I Exchange My Investment From One Fund To Another?
You may exchange shares of the Fund at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of another Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount you want to exchange
■ Mail the request to: Goldman Sachs Funds P.O. Box 219711 Kansas City, MO 64121-9711
or for overnight delivery—
Goldman Sachs Funds 330 West 9th St. Poindexter Bldg., 1st Floor Kansas City, MO 64105

By Telephone:	If you have not declined the telephone exchange privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.
■	Currently, there is no charge for exchanges, although the Fund may impose a charge in the future.
■	The exchanged shares may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC (but subject to any applicable redemption fee) if the amount in the Fund resulting from such exchanges is less than the largest amount on which you have previously paid the applicable sales charge.
■	When you exchange shares subject to a CDSC, no CDSC will be charged at that time. The exchanged shares will be subject to the CDSC of the shares originally held. For purposes of determining the amount of the applicable CDSC, the length of time you have owned the shares will be measured from the date you

40

SHAREHOLDER GUIDE

acquired the original shares subject to a CDSC and will not be affected by a subsequent exchange.
■	Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, call Goldman Sachs Funds at 1-800-526-7384 and see the Additional Statement.
■	All exchanges which represent an initial investment in the Fund must satisfy the minimum initial investment requirements of that Fund.
■	Exchanges into a money market fund need not meet the traditional minimum investment requirements for that fund if the entire balance of the original Fund account is exchanged.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs and BFDS may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Exchanges into Funds that are closed to new investors may be restricted.
■	Exchanges into the Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments Made On A Regular Basis?
You may be able to make systematic cash investments through your bank via ACH transfer or your checking account via bank draft each month. The minimum dollar amount for this service is $50 per month. Forms for this option are available from Goldman Sachs and your Authorized Dealer, or you may check the appropriate box on the Account Application.

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Can My Dividends And Distributions From The Fund Be Invested In Other Funds?
You may elect to cross-reinvest dividends and capital gain distributions paid by the Fund in shares of the same class or an equivalent class of other Goldman Sachs Funds.

■	Shares will be purchased at NAV.
■	No initial sales charge or CDSC will be imposed.
■	You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?
You may elect to exchange automatically a specified dollar amount of shares of the Fund for shares of the same class or an equivalent class of other Goldman Sachs Funds.

■	Shares will be purchased at NAV.
■	No initial sales charge is imposed.
■	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made depending upon the date and value of your original purchase.
■	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
■	Minimum dollar amount: $50 per month.

What Else Should I Know About Cross-Reinvestments And Automatic Exchanges?
Cross-reinvestments and automatic exchanges are subject to the following conditions:

■	You must invest an amount in the Fund into which cross-reinvestments or automatic exchanges are being made that is equal to that Fund’s minimum initial investment.
■	You should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

Can I Have Automatic Withdrawals Made On A Regular Basis?
You may draw on your account systematically via check or ACH transfer in any amount of $50 or more.

■	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A or Class C Shares because of the sales charge imposed on your purchases of Class A Shares and/or the imposition of a CDSC on your redemptions of Class A or Class C Shares.
■	You must have a minimum balance of $5,000 in the Fund.

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SHAREHOLDER GUIDE

■	Checks are mailed the next business day after your selected systematic withdrawal date.
■	Each systematic withdrawal is a redemption and therefore a taxable transaction.
■	The CDSC applicable to Class A or Class C Shares redeemed under the systematic withdrawal plan may be waived.

What Types of Reports Will I Be Sent Regarding My Investment?
You will be provided with a printed confirmation of each transaction in your account and a quarterly account statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in “street name” you may receive your statements and confirmations on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-526-7384 or by mail at Goldman Sachs Funds, 71 S. Wacker Dr., Suite 500, Chicago, IL 60606. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.

The Fund does not generally provide sub-accounting services.

What Should I Know When I Purchase Shares Through An Authorized Dealer?
Authorized Dealers and other financial intermediaries may provide varying arrangements for their clients to purchase and redeem Fund shares. In addition, Authorized Dealers and other financial intermediaries are responsible for providing to you any communication from the Fund to its shareholders, including but not limited to, prospectus supplements, proxy materials and notices regarding the source of dividend payments pursuant to Section 19 under the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

If shares of the Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the

43

Fund involves special procedures and will require you to obtain historical purchase information about the shares in the account from the Authorized Dealer. If your Authorized Dealer’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Authorized Dealer, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account resulting from a redemption.

Authorized Dealers and other financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other intermediaries to accept such orders. In these cases:

■	A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge and redemption fee) next determined after such acceptance.
■	Authorized Dealers and intermediaries are responsible for transmitting accepted orders to the Fund within the time period agreed upon by them.

You should contact your Authorized Dealer or intermediary to learn whether it is authorized to accept orders for the Trust.

The Investment Adviser, Distributor and/or their affiliates may make payments to Authorized Dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. The payments are in addition to the distribution and service fees and sales charges described in this Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Fund and other Goldman Sachs Funds, which may consist of payments relating to the Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Fund and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by the Investment Adviser, Distributor and/or their affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder

44

SHAREHOLDER GUIDE

processing services that are in addition to the fees paid for these services by the Funds. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. Please refer to the “Payments to Intermediaries” section of the Additional Statement for more information about these payments.

The payments made by the Investment Adviser, Distributor and/or their affiliates may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend the Fund based, at least in part, on the level of compensation paid. You should contact your Authorized Dealer or Intermediary for more information about the payments they receive and any potential conflicts of interest.

DISTRIBUTION SERVICES AND FEES

What Are The Different Distribution And Service Fees Paid By Class A and C Shares?
The Trust has adopted distribution and service plans (each a “Plan”) under which Class A and Class C Shares bear distribution and service fees paid to Authorized Dealers and Goldman Sachs. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally pays the distribution and service fees on a quarterly basis.

Under the Plans, Goldman Sachs is entitled to a monthly fee from the Fund for distribution services equal, on an annual basis, to % and %, respectively, of the Fund’s average daily net assets attributed to Class A and Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, and may be used (among other things) for:

■	Compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Authorized Dealers;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;

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■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A and Class C Shares.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the % distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year.

PERSONAL ACCOUNT MAINTENANCE SERVICES AND FEES

Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to % of the Fund’s average daily net assets attributed to Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Fund. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the % ongoing service fee to Authorized Dealers after the shares have been held for one year.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policy adopted by the Board of Trustees, the Trust discourages frequent purchases and redemptions of Fund shares and does not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only that are consistent with the investment policies and practices of the Fund. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of Fund shares held by longer term shareholders. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Goldman Sachs), the Trust (or Goldman Sachs) will exercise this right if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in

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SHAREHOLDER GUIDE

the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Goldman Sachs or any affiliated person or associated person of Goldman Sachs.

Pursuant to the policy adopted by the Board of Trustees, Goldman Sachs has developed criteria that it uses to identify trading activity that may be excessive. Goldman Sachs reviews on a regular, periodic basis available information relating to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, Goldman Sachs, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. Consistent with the standards described above, if, in its judgment, Goldman Sachs detects excessive, short term trading, Goldman Sachs is authorized to reject or restrict a purchase or exchange request and may further seek to close an investor’s account with the Fund. Goldman Sachs may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Goldman Sachs will apply the criteria in a manner that, in Goldman Sachs’ judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. In addition Fund shares may be held in omnibus 401(k) plans, Employee Benefit Plans and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors shares are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Fund’s market timing policies or any applicable redemption fee. While Goldman Sachs may monitor share turnover at the omnibus account level, the fund’s ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Fund and Goldman Sachs will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

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Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Unless your investment is through an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, while distributions attributable to long-term capital gains are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of the Fund’s distributions that qualifies for this favorable tax treatment may be reduced by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply, the non-corporate shareholder must own Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

A sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of these provisions in the Code for taxable years beginning after December 31, 2008.

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TAXATION

The Fund’s short sales will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of short sales may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in short sales.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s high portfolio turnover rate, or by investments in debt securities or foreign corporations. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund may deduct these taxes in computing its taxable income.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such

49

as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

OTHER INFORMATION

When you open your account, you should provide your Social Security Number or tax identification number on your Account Application. By law, the Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

Non-U.S. investors may be subject to U.S. withholding and estate tax. However, distributions of short-term capital gains and qualified interest income made by the Fund to non-U.S. investors after September 1, 2005 and before August 31, 2008 will generally not be subject to U.S. withholding. More information about U.S. taxation of non-U.S. investors is included in the Additional Statement.

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Appendix A Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

The Fund will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Fund may increase or decrease. In recent years, certain stock markets have experienced substantial price volatility.

To the extent that the Fund invests in fixed-income securities, the Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and the Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Fund, including their associated

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risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that the Fund’s investment objectives and all investment policies not specifically designated as fundamental are non-fundamental, and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Short Selling. The Fund expects to engage in short selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security, then must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike purchasing a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the stock at the time of the short sale.

The Fund may, during the term of any short sale, withdraw the cash proceeds of such short sale and use these cash proceeds to purchase additional securities or for any other Fund purposes. Because cash proceeds are Fund assets which are typically used to satisfy the collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Fund to post as collateral other securities that it owns. If the Fund reinvests the cash proceeds, the Fund might be required to post an amount greater than its net assets (but less than its total assets) as collateral. For these or other reasons, the Fund might be required to liquidate long and short positions at times that may be disadvantageous to the Fund.

The Fund also may make short sales against the box, in which the Fund enters into a short sale of a security which it owns or has the right to obtain at no additional cost.

Risks of Investing in Small Capitalization and Mid-Capitalization Companies. The Fund may, to the extent consistent with its investment policies, invest in small and mid-capitalization companies. Investments in small and mid-capitalization companies involve greater risk and portfolio price volatility than investments in

52

APPENDIX A

larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small and mid-capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small and mid-capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small and mid-capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small and mid-capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Fund may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage).

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies

53

for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs and certain GDRs are traded in the United States. GDRs may be traded in either the United States or in foreign markets. Prices of ADRs are quoted in U.S. dollars. Similarly GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Derivative Investments. The Fund’s transactions, if any, in futures, options on futures, swaps, structured securities and foreign currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. The Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain structured securities and swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible

54

APPENDIX A

for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).

Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/Default Risks. Debt securities purchased by the Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Some of these fixed-income securities are described in the next section below. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable rating by another NRSRO are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, the security is determined by the Investment Adviser to be of comparable credit quality. If a security satisfies the Fund’s minimum rating requirement at the time of purchase and is subsequently downgraded below that rating, the Fund will not be required to dispose of the security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of the security, is in the best interest of the Fund and its shareholders.

Temporary Investment Risks. The Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements

55

■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks.

The Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objectives and policies. Further information is provided in the Additional Statement, which is available upon request.

Foreign Currency Transactions. The Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates.

The Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, the Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the

56

APPENDIX A

counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than many types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on a particular securities index. The Fund may engage in futures transactions on U.S. exchanges.

57

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in securities prices or, to the extent the Fund invests in foreign securities, currency exchange rates. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Futures contracts and related options present the following risks:

■	While the Fund may benefit from the use of futures and options on futures, unanticipated changes in securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.
■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.
■	The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

Equity Swaps. The Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be

58

APPENDIX A

sensitive to changes in interest rates. Furthermore, the Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Preferred Stock, Warrants and Rights. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations

59

of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. The Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Investment Company Act of 1940. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Fund does not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts™. The Fund may, consistent with its investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on an exchange that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the

60

APPENDIX A

MSCI indices for various countries and regions. iShares are listed on an exchange and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. The Fund may invest in companies which (together with their predecessors) have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal. The Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. The Fund may invest in U.S. Government securities. U.S. Government Securities include U.S. Treasury obligations and obligations

61

issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. Government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

Custodial Receipts and Trust Certificates. The Fund may invest in custodial receipts and trust certificates representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities or other types of securities in which the Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes the Fund is not considered to be the owner of the underlying securities held in the custodial or trust account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Borrowings. The Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its total assets. Borrowings of securities in connection with short sales are not subject to this limitation.

62

Index

1 General Investment Management Approach

4 Fund Investment Objective and Strategies
4	Goldman Sachs Structured U.S. Equity Flex Fund

6 Other Investment Practices and Securities

8 Principal Risks of the Fund

12 Fund Performance

13 Fund Fees and Expenses

16 Service Providers

21 Dividends

22 Shareholder Guide
22	How To Buy Shares
35	How To Sell Shares

48 Taxation

51 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

Structured U.S. Equity Flex Fund Prospectus (Class A and C Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Before the date of this Prospectus, the Goldman Sachs Structured U.S. Equity Flex Fund had not commenced operations. The annual report for the fiscal period ending August 31, 2006 will become available to shareholders in October 2006. A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund will be available in the Fund’s annual report dated August 31, 2006.

Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual report (when available), and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-526-7384. You can also access and download the annual and semi-annual reports and the Additional Statement at the Fund’s website: http://www.gs.com/funds.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-526-7384

■ By mail:	Goldman Sachs Funds, 71 S. Wacker Dr., Suite 500 Chicago, IL 60606

■ By e-mail:	gs-funds@gs.com

■ On the Internet:	SEC EDGAR database – http://www.sec.gov Goldman Sachs – http://www.gs.com/funds

You may review and obtain copies of Fund documents (including the Additional Statement) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Fund’s investment company registration number is 811-5349.

GSAM® is a registered service mark of Goldman, Sachs & Co.

532588

EQCOREPROABC

Preliminary Prospectus dated February 17, 2006
Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

Institutional Shares

May , 2006

 GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND

■ Goldman Sachs Structured U.S. Equity Flex Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment Management Approach

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Structured U.S. Equity Flex Fund. GSAM is referred to in this Prospectus as the “Investment Adviser.”

QUANTITATIVE STYLE FUNDS

GSAM’s Quantitative Investment Philosophy:
GSAM’s quantitative style of fund management emphasizes the three building blocks of active management: stock selection, portfolio construction and efficient implementation.

GOLDMAN SACHS STRUCTURED FLEX FUND BUILDING BLOCKS

Step 1: Stock Selection
We attempt to forecast expected returns on approximately 8,500 stocks on a daily basis using proprietary CORESM (“Computer-Optimized, Research-Enhanced”) models developed by the Quantitative Equity (“QE”) team. These quantitative models are based on six investment themes— Valuation, Momentum, Analyst Sentiment, Profitability, Earnings Quality, and Management Impact. The Valuation theme attempts to capture potential mispricings of securities, by comparing a measure of the company’s intrinsic value to its market value. The Momentum theme attempts to measure the company’s past market performance and expected future financial performance. The Analyst Sentiment theme looks at how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. The Profitability theme assesses whether the company has good profit margins and operating efficiency, while the Earnings Quality theme evaluates what percentage of the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Finally, the Management Impact theme assesses the company management’s financing/investing strategy and behavior.

Step 2: Portfolio Construction
A proprietary risk model, which attempts to identify and measure the comparative risks between equity investments as accurately as possible, includes all the above factors used in the return model, as well as several other factors associated with risk but not return. In this process, the Investment Adviser seeks to manage risk by overweighting stocks with positive characteristics identified in the return model and underweighting stocks with negative characteristics relative to their benchmark weights, while maintaining other characteristics such as size and sector weights

1

close to the benchmark. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the Fund’s benchmark.

In addition, the Fund is able to engage in short selling, which offers more opportunities to outperform. By taking short positions, the Investment Adviser is able to better reflect both its negative and positive views on individual stocks and to seek higher outperformance. Short sales can also hedge risk in certain portfolio holdings, allowing larger overweight positions.

Step 3: Efficient Implementation
The portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables of the multifactor model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Fund.

Goldman Sachs Structured U.S. Equity Flex Fund is fully invested, broadly diversified and offers consistent overall portfolio characteristics. It may serve as a good foundation on which to build a portfolio. Because the Fund has the flexibility to both buy securities long and sell securities short, it is called a “Flex Fund.”

References in this Prospectus to the Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how the Fund is managed.

PORTFOLIO WEIGHTINGS AND SHORT SELLING

The Goldman Sachs Structured U.S. Equity Flex Fund will seek to outperform its benchmark index by overweighting issuers that the Investment Adviser believes are more likely to outperform the index while underweighting issuers the Investment Adviser believes will underperform the index. To better express the Investment Adviser’s negative views, the Fund may also take short positions in equity securities and derivatives on those securities.

When the Fund takes a short position in a security, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender.

2

GENERAL INVESTMENT MANAGEMENT APPROACH

If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.

When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

The Adviser expects that it will usually maintain an approximate net 100% long exposure to the equity market. However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents may range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions may range between 0% and 50% of the value of the Fund’s net assets.

The Fund’s short sales involve a form of leveraging of the Fund’s assets, and may involve more risk than other funds that do not engage in short selling. For example, the Fund’s long positions (including its overweighted positions) could decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. In addition, the investment of cash proceeds from a short sale in equity securities or other investments may increase further the volatility of the Fund’s net asset value (“NAV”) and investment performance, and may result in greater potential investment losses. For additional information, see “Principal Risks of the Fund” on page 8.

3

Fund Investment Objective and Strategies

Goldman Sachs Structured U.S. Equity Flex Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	S&P 500® Index

Investment Focus:	Large-cap U.S. equity investments

Investment Style:	Quantitative, applied to large-cap growth and value (blend) stocks

Symbol:

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments representing all major sectors of the U.S. economy. Because the Investment Adviser has both positive and negative views on stocks, the Fund may also sell securities short.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 90% of its total assets measured at time of purchase (“Total Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.*

The Fund’s investments are selected using a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index. In addition, the Fund seeks a Portfolio composed of companies with attractive valuations and stronger momentum characteristics than the S&P 500 Index. The Fund is not required to limit its investments to securities in the S&P 500® Index.

*	To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before a change in the Fund’s policy to invest at least 80% of its Total Assets in the particular type of investment suggested by its name.

4

FUND INVESTMENT OBJECTIVE AND STRATEGIES

For information about short sales of securities by the Fund, please see “General Investment Management Approach— Portfolio Weightings and Short Selling” above and “Principal Risks of the Fund” below.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered cash equivalents.

5

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objectives. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/ semi-annual report (when available). For more information about these and other investment practices and securities, see Appendix A. The Fund publishes on its website (http://www.gs.com/funds) complete portfolio holdings for the Fund as of the end of each calendar quarter subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed. In addition, the Fund publishes on its website month-end top ten holdings subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“Additional Statement”).

10 Percent of total assets (italic type)
10 Percent of net assets (excluding borrowings for investment purposes)
(roman type)
• No specific percentage limitation	Structured
on usage; limited only by the	U.S.
objectives and strategies of the Fund	Equity
— Not permitted	Flex
Fund

Investment Practices

Borrowings	33 1/3
Cross Hedging of Currencies	•
Custodial Receipts and Trust Certificates	•
Equity Swaps*	15
Foreign Currency Transactions**	•
Futures Contracts and Options on Futures Contracts[1]	•
Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10
Repurchase Agreements	•
Short Sales	50
Unseasoned Companies	•
Warrants and Stock Purchase Rights	•
When-Issued Securities and Forward Commitments	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and certain swap transactions.
**	Limited by the amount the Fund invests in foreign securities.
[1]	The Fund may enter into futures transactions only with respect to the S&P 500® Index.

6

OTHER INVESTMENT PRACTICES AND SECURITIES

10 Percent of Total Assets (italic type)
10 Percent of Net Assets (including borrowings for investment purposes)
(roman type)
• No specific percentage limitation	Structured
on usage; limited only by the	U.S.
objectives and strategies of the Fund	Equity
— Not permitted	Flex
Fund

Investment Securities

American, European and Global Depositary Receipts[2]	•

Bank Obligations[3]	•

Corporate Debt Obligations[3]	•

Equity Investments	90+

Fixed-Income Securities[3,4]	10

Foreign Securities[5]	•

Real Estate Investment Trusts	•

Structured Securities*	•

Temporary Investments	35

U.S. Government Securities[3]	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and certain swap transactions.
[2]	The Fund may not invest in European Depositary Receipts.
[3]	Limited by the amount the Fund invests in fixed-income securities and limited to cash equivalents only. The Fund may invest in bank obligations issued by U.S. or foreign banks.
[4]	Fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”)).
[5]	Equity securities of foreign issuers must be traded in the United States.

7

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other governmental agency. The following summarizes important risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Structured
U.S.
Equity
• Applicable	Flex
— Not applicable	Fund

Short Selling	•
Credit/ Default	•
Stock	•
Derivatives	•
Management	•
Market	•
Liquidity	•
Investment Style	•

8

PRINCIPAL RISKS OF THE FUND

Short Selling Risks:

Short selling involves leverage of the Fund’s assets and presents various risks. In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

After selling the borrowed security, the Fund is then obligated to “cover” the short sale by purchasing and returning the security to the lender on a later date. The Fund cannot guarantee that the security necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the security will be available at an acceptable price. If the borrowed security has appreciated in value, the Fund will be required to pay more for the replacement security than the amount it received for selling the security short. Moreover, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. The Fund’s gain on a short sale, before transaction costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

While the Fund has an open short position, it is subject to the risk that the security’s lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund may be required to buy the replacement shares immediately at the security’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, the Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, the Fund is required to

9

designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits the Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Other Risks:

■	Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.
■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results. For example, if the Fund’s long and short positions do not perform as anticipated by the Investment Adviser, the Fund’s potential losses could exceed those of other funds that hold only long stock positions.
■	Credit/ Default Risk—The risk that an issuer or guarantor of fixed-income securities held by the Fund may default on its obligation to pay interest and repay principal.
■	Liquidity Risk—The risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in funds for which GSAM or an affiliate now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in the Fund may further increase liquidity risk and may impact the Fund’s NAV.
■	Investment Style Risk—Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When their expectations are not met, investors can punish

10

PRINCIPAL RISKS OF THE FUND

the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
■	Derivatives Risk—The risk that loss may result from the Fund’s investments in futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

11

Fund Performance

HOW THE FUND HAS PERFORMED

The Fund has not commenced operations before the date of this Prospectus. Therefore, no performance information is provided in this section.

12

Fund Fees and Expenses (Institutional Shares)

This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of the Fund.

Structured
U.S.
Equity
Flex Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees	None
Exchange Fees	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees	%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]*	%

Total Fund Operating Expenses*	%

See page 14 for all footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) set forth below have been restated to reflect the current waivers and expense limitations that are expected for the current fiscal year. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

Structured
U.S.
Equity
Flex Fund

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[1]
Management Fees	%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	%

Total Fund Operating Expenses (after current waivers and expense limitations)%

13

Fund Fees and Expenses continued

[1]	The Fund’s annual operating expenses have been estimated for the current fiscal year. The Investment Adviser is entitled to a management fee from the Fund at an annual rate equal to the following percentage of the average daily net assets of the Fund: %.

[2]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to % of the average daily net assets of the Fund’s Institutional Shares plus all other ordinary expenses not detailed above, except for dividend expenses relating to short sales. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, transfer agency fees and expenses, dividend expenses on short sales, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to % of the Fund’s average daily net assets.

14

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in the Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Structured U.S. Equity Flex Fund	$	$

Institutions that invest in Institutional Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your institution for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain institutions that invest in Institutional Shares may receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers’ accounts and/or the Fund. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Payments to Intermediaries” in the Additional Statement.

15

Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund

Goldman Sachs Asset Management, L.P. 32 Old Slip New York, New York 10005	Structured U.S. Equity Flex

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). As of December 31, 2005, GSAM had assets under management of $496.1 billion.

The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Fund:

■	Supervises all non-advisory operations of the Fund
■	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
■	Maintains the records of the Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEE

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fee, computed daily and payable

16

SERVICE PROVIDERS

monthly, at the annual rate (as a percentage of the Fund’s average daily net assets) of %.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund will be available in the Fund’s annual report dated August 31, 2006.

FUND MANAGERS

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	More than $85 billion in equities currently under management

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Robert C. Jones Chief Investment Officer Managing Director	Senior Portfolio Manager— Structured U.S. Equity Flex	Since 2006	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Andrew Alford Senior Portfolio Manager	Senior Portfolio Manager— Structured U.S. Equity Flex	Since 2006	Mr. Alford joined the Investment Adviser in 1998.

Our process is team-managed with coverage by multiple individuals in both account management and strategy research. The QE team has significant depth: each portfolio manager has a thorough understanding of the model’s intricacies and participates in the ongoing research that keeps our process state-of-the-art in quantitative management. In addition, Mr. Jones and Mr. Alford are a part of the Investment Policy Committee (“IPC”) which includes the senior members of the QE group. The IPC is ultimately responsible for supervising and monitoring the team, the process, implementation, and controls for all QE investment products.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the Additional Statement.

17

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs is a full service investment banking broker dealer, asset management and financial services organization and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and has other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. Furthermore, transactions undertaken by

18

SERVICE PROVIDERS

Goldman Sachs, its affiliates or Goldman Sachs advised clients may adversely impact the Fund. Transactions by one or more Goldman Sachs advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. For more information about conflicts of interest, see the Additional Statement.

The Fund may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Fund’s portfolio investment transactions.

LEGAL PROCEEDINGS

On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against The Goldman Sachs Group, Inc. (“GSG”), GSAM, the Trustees and Officers of the Goldman Sachs Trust (the “Trust”), and John Doe Defendants. In addition, the Goldman Sachs Funds included in this Prospectus and certain other investment portfolios of the Trust were named as nominal defendants (collectively, the “Goldman Sachs Funds”). On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed a consolidated amended complaint against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman, Sachs & Co., the Trust, Goldman Sachs Variable Insurance Trust (“GSVIT”), the Trustees and Officers of the Trust and GSVIT and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of the Trust and GSVIT (collectively, the

19

“Goldman Sachs Funds”) were also named as nominal defendants in the amended complaint.

The consolidated amended complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company Act of 1940 (the “Investment Company Act”) and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Investment Company Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreement and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. It is possible that the plaintiffs may appeal this decision.

Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to its clients, including the Goldman Sachs Funds.

20

Dividends

The Fund pays dividends from its investment income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain Goldman Sachs Institutional Liquid Assets Portfolios (“ILA Portfolios”). See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment income and distributions from net capital gains are declared and paid as follows:

	Investment	Capital Gains
Fund	Income Dividends	Distributions

Structured U.S. Equity Flex	Annually	Annually

From time to time a portion of the Fund’s dividends may constitute a return of capital.

When you purchase shares of the Fund, part of the NAV per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

21

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Fund’s Institutional Shares.

HOW TO BUY SHARES

How Can I Purchase Institutional Shares Of The Fund?
You may purchase Institutional Shares on any business day at their NAV next determined after receipt of an order. No sales load is charged. You should either:

■	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (the Fund’s custodian) on the next business day; or
■	Send a check or Federal Reserve draft payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), 71 S. Wacker Dr., Suite 500, Chicago, IL 60606. The Funds will not accept a check drawn on foreign banks, third-party checks, cashier’s checks or official checks, temporary checks, electronic checks, drawer checks, cash, money orders, travelers cheques or credit card checks. In limited situations, involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks.

In order to make an initial investment in the Fund, you must furnish to the Fund or Goldman Sachs the Account Application. Purchases of Institutional Shares must be settled within three business days of receipt of a complete purchase order.

How Do I Purchase Shares Through A Financial Institution?
Certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers may be authorized to accept, on behalf of the Goldman Sachs Trust (the “Trust”), purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■	The Fund will be deemed to have received an order in proper form when the order is accepted by the authorized institution or intermediary on a business day, and the order will be priced at the Fund’s NAV per share (less any applicable redemption fee) next determined after such acceptance.

22

SHAREHOLDER GUIDE

■	Authorized institutions and intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

You should contact your institution or intermediary to learn whether it is authorized to accept orders for the Trust.

These institutions may receive payments from the Fund or Goldman Sachs for the services provided by them with respect to the Fund’s Institutional Shares. These payments may be in addition to other payments borne by the Fund.

The Investment Adviser, Distributor and/or their affiliates may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Fund and other Goldman Sachs Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Fund and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by the Investment Adviser, Distributor and/or their affiliates may also compensate Intermediaries for subaccounting, administrative, and/or shareholder processing services that are in addition to the fees paid for these services by the Fund. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. Please refer to the “Payments to Intermediaries” section of the Additional Statement for more information about these payments.

The payments made by the Investment Adviser, Distributor and/or their affiliates may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your authorized

23

dealer or Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Institutional Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Institutional Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Fund?

Type of Investor	Minimum Investment

■ Banks, trust companies or other depository institutions investing for their own account or on behalf of their clients	$1,000,000 in Institutional Shares of the Fund alone or in combination with other assets under the management of GSAM and its affiliates
■ Section 401(k), profit sharing, money purchase
    pension, tax-sheltered annuity, defined benefit
    pension, or other employee benefit plans that are
    sponsored by one or more employers (including
    governmental or church employers) or
employee organizations
■ State, county, city or any instrumentality, department, authority or agency thereof
■ Corporations with at least $100 million in assets or in outstanding publicly traded securities
■ “Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)
■ Registered investment advisers investing for accounts for which they receive asset-based fees
■ Qualified non-profit organizations, charitable trusts, foundations and endowments

■ Individual investors	$10,000,000
■ Accounts over which GSAM or its advisory affiliates have investment discretion

■ Individual Retirement Accounts (IRAs) for which GSAM or its advisory affiliates act as fiduciary	No minimum

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SHAREHOLDER GUIDE

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates; brokerage or advisory clients of Goldman Sachs Private Wealth Management; certain mutual fund “wrap” programs; and for other investors at the discretion of the Trust’s officers. No minimum amount is required for subsequent investments.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Modify or waive the minimum investment amounts.
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. Without limiting the foregoing, the Trust may reject or restrict purchase and exchange orders by a particular purchaser (or group of related purchasers) when a pattern of frequent purchases, sales or exchanges of Institutional Shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of the Fund.
■	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.

Generally, the Fund will not allow non-U.S. citizens and certain U.S. citizens residing outside the United States to open an account directly with the Fund.

The Fund may allow you to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Customer Identification Program. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other identifying information, for each investor who opens an account with the Fund. Applications without the required information may not be accepted by the Fund. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Fund reserves the right to (i) place limits on transactions in any account until the identity of the investor is verified; or (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify an investor’s identity. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

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How Are Shares Priced?
The price you pay or receive when you buy, sell or exchange Institutional Shares is the Fund’s next determined NAV for the share class (as adjusted for any applicable redemption fee). The Fund calculates NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Fund’s investments are valued based on market quotations or if market quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

To the extent that the Fund invests a significant portion of assets in foreign equity securities, “fair value” prices are provided by an independent fair value service. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the Fund, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date.

In addition, the Investment Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.

One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Fund shares.

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SHAREHOLDER GUIDE

However, it involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Investments in other registered mutual funds (if any) are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

■	NAV per share of each class is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) or such later time as the New York Stock Exchange or NASDAQ market may officially close. Fund shares will generally not be priced on any day the New York Stock Exchange is closed.
■	When you buy shares, you pay the NAV next calculated after the Fund receives your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Fund receives your order in proper form, less any applicable redemption fee.
■	The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time. In the event the New York Stock Exchange does not open for business because of an emergency, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation, please call 1-800-621-2550.

Foreign securities may trade in their local markets on days the Fund is closed. As a result, if the Fund holds foreign securities, its NAV may be impacted on days when its shares may not be purchased or redeemed.

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HOW TO SELL SHARES

How Can I Sell Institutional Shares Of The Fund?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, the Fund will redeem its Institutional Shares upon request on any business day at their NAV next determined after receipt of such request in proper form, subject to any applicable redemption fee. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Name(s) and signature(s)
■ Account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Obtain a Medallion signature guarantee (see details below)
■ Mail your request to: Goldman Sachs Funds 71 S. Wacker Dr., Suite 500 Chicago, IL 60606

By Telephone:	If you have elected the telephone redemption privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.

Certain institutions and intermediaries are authorized to accept redemption requests on behalf of the Fund as described under “How Do I Purchase Shares Through A Financial Institution?”

When Do I Need A Medallion Signature Guarantee To Redeem Shares?
A Medallion signature guarantee may be required if:

■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like to change your current bank designations.

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SHAREHOLDER GUIDE

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee. Additional documentation may be required for executors, trustees or corporations or when deemed appropriate by the Transfer Agent.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
■	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the bank account designated in the Account Application (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be a written, Medallion signature guaranteed letter.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the domestic bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. Although redemption proceeds will normally be wired as described above, under certain circumstances, redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act. Generally, under that section, redemption requests or payments

29

may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the account application to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any other institution assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect in writing to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares in the event an Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Institution with a relationship with Goldman Sachs. The Trust will not be responsible for any loss in an investor’s account resulting from a redemption.
■	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.

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SHAREHOLDER GUIDE

■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. In addition, that distribution and all future distributions payable to you will be reinvested at the NAV on the day of reinvestment in additional Institutional Shares of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Exchange My Investment From One Fund To Another?
You may exchange Institutional Shares of the Fund at NAV for Institutional Shares of another Goldman Sachs Fund. The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Name(s) and signature(s)
■ Account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 71 S. Wacker Dr., Suite 500 Chicago, IL 60606

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.
■	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirements of that Fund or the entire balance of the original Fund account should be exchanged. This requirement may be waived at the discretion of the Trust.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.

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■	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Exchanges into Goldman Sachs Funds that are closed to new investors may be restricted.
■	Exchanges into the Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types of Reports Will I Be Sent Regarding Investments In Institutional Shares?
You will be provided with a printed confirmation of each transaction in your account and a monthly statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in a “street name” you may receive your statements and confirmations on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-621-2550 or by mail at Goldman Sachs Funds, 71 S. Wacker Dr., Suite 500, Chicago, IL 60606. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. In addition, Institutions and other financial intermediaries will be responsible for providing any communications from the Fund to its shareholders, including but not limited to prospectus supplements, proxy materials and notices regarding the sources of dividend payments pursuant to Section 19 of the Investment Company Act.

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SHAREHOLDER GUIDE

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policy adopted by the Board of Trustees, the Trust discourages frequent purchases and redemptions of Fund shares and does not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only that are consistent with the investment policies and practices of the Fund. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of Fund shares held by longer term shareholders. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Goldman Sachs), the Trust (or Goldman Sachs) will exercise this right if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Goldman Sachs or any affiliated person or associated person of Goldman Sachs.

Pursuant to the policy adopted by the Board of Trustees, Goldman Sachs has developed criteria that it uses to identify trading activity that may be excessive. Goldman Sachs reviews on a regular, periodic basis available information relating to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, Goldman Sachs, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. Consistent with the standards described above, if, in its judgment, Goldman Sachs detects excessive, short term trading, Goldman Sachs is authorized to reject or restrict a purchase or exchange request and may further seek to close an investor’s account with the Fund. Goldman Sachs may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Goldman Sachs will apply the criteria in a manner that, in Goldman Sachs’ judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. In addition Fund shares may be held in omnibus

33

401(k) plans, Employee Benefit Plans and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Fund’s market timing policies or any applicable redemption fee. While Goldman Sachs may monitor share turnover at the omnibus account level, a fund’s ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Fund and Goldman Sachs will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

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Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Unless your investment is through an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, while distributions attributable to long-term capital gains are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of the Fund’s distributions that qualifies for this favorable tax treatment may be reduced by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply, the non-corporate shareholder must own Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

A sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of these provisions in the Code for taxable years beginning after December 31, 2008.

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The Fund’s short sales will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of short sales may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in short sales.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s high portfolio turnover rate, or by investments in debt securities or foreign corporations. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Fund may deduct these taxes in computing its taxable income.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such

36

TAXATION

as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

OTHER INFORMATION

When you open your account, you should provide your Social Security Number or tax identification number on your Account Application. By law, the Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

Non-U.S. investors may be subject to U.S. withholding and estate tax. However, distributions of short-term capital gains and qualified interest income made by the Fund to non-U.S. investors after September 1, 2005 and before August 31, 2008 will generally not be subject to U.S. withholding. More information about U.S. taxation of non-U.S. investors is included in the Additional Statement.

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Appendix A Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

The Fund will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Fund may increase or decrease. In recent years, certain stock markets have experienced substantial price volatility.

To the extent that the Fund invests in fixed-income securities, the Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and the Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of the Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Fund, including their associated

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APPENDIX A

risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that the Fund’s investment objective and all investment policies not specifically designated as fundamental are non-fundamental, and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Short Selling. The Fund expects to engage in short selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security, then must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which may result in a loss or gain, respectively. Unlike purchasing a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the stock at the time of the short sale.

The Fund may, during the term of any short sale, withdraw the cash proceeds of such short sale and use these cash proceeds to purchase additional securities or for any other Fund purposes. Because cash proceeds are Fund assets which are typically used to satisfy the collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Fund to post as collateral other securities that it owns. If the Fund reinvests the cash proceeds, the Fund might be required to post an amount greater than its net assets (but less than its total assets) as collateral. For these or other reasons, the Fund might be required to liquidate long and short positions at times that may be disadvantageous to the Fund.

The Fund also may make short sales against the box, in which the Fund enters into a short sale of a security which it owns or has the right to obtain at no additional cost.

Risks of Investing in Small Capitalization and Mid-Capitalization Companies. The Fund may, to the extent consistent with its investment policies, invest in small and mid-capitalization companies. Investments in small and mid-capitalization companies involve greater risk and portfolio price volatility than investments in

39

larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small and mid-capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small and mid-capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small and mid-capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small and mid-capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Fund may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage).

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies

40

APPENDIX A

for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs and certain GDRs are traded in the United States. GDRs may be traded in either the United States or in foreign markets. Prices of ADRs are quoted in U.S. dollars. Similarly GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Derivative Investments. The Fund’s transactions, if any, in futures, options on futures, swaps, structured securities and foreign currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. The Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain structured securities and swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible

41

for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).

Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/Default Risks. Debt securities purchased by the Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Some of these fixed-income securities are described in the next section below. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable rating by another NRSRO are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, the security is determined by the Investment Adviser to be of comparable credit quality. If a security satisfies the Fund’s minimum rating requirement at the time of purchase and is subsequently downgraded below that rating, the Fund will not be required to dispose of the security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of the security, is in the best interest of the Fund and its shareholders.

Temporary Investment Risks. The Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements

42

APPENDIX A

■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks.

The Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment objectives and policies. Further information is provided in the Additional Statement, which is available upon request.

Foreign Currency Transactions. The Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates.

The Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, the Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the

43

counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than many types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on a particular securities index. The Fund may engage in futures transactions on U.S. exchanges.

44

APPENDIX A

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in securities prices or, to the extent the Fund invests in foreign securities, currency exchange rates. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Futures contracts and related options present the following risks:

■	While the Fund may benefit from the use of futures and options on futures, unanticipated changes in securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.
■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.
■	The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

Equity Swaps. The Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be

45

sensitive to changes in interest rates. Furthermore, the Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Preferred Stock, Warrants and Rights. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations

46

APPENDIX A

of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. The Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Investment Company Act of 1940. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts™. The Fund may, consistent with its investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on an exchange that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the

47

MSCI indices for various countries and regions. iShares are listed on an exchange and were initially offered to the public in 1996. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. The Fund may invest in companies which (together with their predecessors) have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal. The Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. The Fund may invest in U.S. Government securities. U.S. Government Securities include U.S. Treasury obligations and obligations

48

APPENDIX A

issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. Government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

Custodial Receipts and Trust Certificates. The Fund may invest in custodial receipts and trust certificates representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities or other types of securities in which the Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes the Fund is not considered to be the owner of the underlying securities held in the custodial or trust account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Borrowings. The Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its total assets. Borrowings of securities in connection with short sales are not subject to this limitation.

49

Index

1 General Investment Management Approach

4 Fund Investment Objective and Strategies
4	Goldman Sachs Structured U.S. Equity Flex Fund

6 Other Investment Practices and Securities

8 Principal Risks of the Fund

12 Fund Performance

13 Fund Fees and Expenses

16 Service Providers

21 Dividends

22 Shareholder Guide
22	How To Buy Shares
28	How To Sell Shares

35 Taxation

38 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

Structured U.S. Equity Flex Fund Prospectus (Institutional Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Before the date of this Prospectus, the Goldman Sachs Structured U.S. Equity Flex Fund had not commenced operations. The annual report for the fiscal period ending August 31, 2006 will become available to shareholders in October 2006. A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund will be available in the Fund’s annual report dated August 31, 2006.

Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports (when available), and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the Additional Statement at the Fund’s website: http://www.gs.com/funds.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550

■ By mail:	Goldman Sachs Funds, 71 S. Wacker Dr., Suite 500 Chicago, IL 60606-6306

■ By e-mail:	gs-funds@gs.com

■ On the Internet:	SEC EDGAR database – http://www.sec.gov Goldman Sachs – http://www.gs.com/funds

You may review and obtain copies of Fund documents (including the Additional Statement) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Fund’s investment company registration number is 811-5349.

GSAM® is a registered service mark of Goldman, Sachs & Co.

EQCOREPROINS

Preliminary Prospectus dated February 17, 2006
Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

Class A and C Shares

May , 2006

 GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

■ Goldman Sachs Structured International Equity Flex Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment Management Approach

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Structured International Equity Flex Fund. GSAM is referred to in this Prospectus as the “Investment Adviser.”

QUANTITATIVE STYLE FUNDS

GSAM’s Quantitative Investment Philosophy:
GSAM’s quantitative style of fund management emphasizes the three building blocks of active management: stock selection, portfolio construction and efficient implementation.

GOLDMAN SACHS STRUCTURED FLEX FUND BUILDING BLOCKS

Step 1: Stock Selection
We attempt to forecast expected returns on approximately 8,500 stocks on a daily basis using proprietary CORESM (“Computer-Optimized, Research-Enhanced”) models developed by the Quantitative Equity (“QE”) team. These quantitative models are based on six investment themes— Valuation, Momentum, Analyst Sentiment, Profitability, Earnings Quality, and Management Impact. The Valuation theme attempts to capture potential mispricings of securities, by comparing a measure of the company’s intrinsic value to its market value. The Momentum theme attempts to measure the company’s past market performance and expected future financial performance. The Analyst Sentiment theme looks at how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. The Profitability theme assesses whether the company has good profit margins and operating efficiency, while the Earnings Quality theme evaluates what percentage of the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Finally, the Management Impact theme assesses the company management’s financing/investing strategy and behavior.

Step 2: Portfolio Construction
A proprietary risk model, which attempts to identify and measure the comparative risks between equity investments as accurately as possible, includes all the above factors used in the return model, as well as several other factors associated with risk but not return. In this process, the Investment Adviser seeks to manage risk by overweighting stocks with positive characteristics identified in the return model and underweighting stocks with negative characteristics relative to their benchmark weights, while maintaining other characteristics such as size and sector weights close to the benchmark. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the Fund’s benchmark.

In addition, the Fund is able to engage in short selling, which offers more opportunities to outperform. By taking short positions, the Investment Adviser is able to better reflect both its negative and positive views on individual stocks and to seek higher outperformance. Short sales can also hedge risk in certain portfolio holdings, allowing larger overweight positions.

Step 3: Efficient Implementation
The portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables of the multifactor model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Fund.

Goldman Sachs Structured International Equity Flex Fund is fully invested, broadly diversified and offers consistent overall portfolio characteristics. It may serve as a good foundation on which to build a portfolio. Because the Fund has the flexibility to both buy securities long and sell securities short, it is called a “Flex Fund.”

References in this Prospectus to the Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how the Fund is managed.

PORTFOLIO WEIGHTINGS AND SHORT SELLING

The Goldman Sachs Structured International Equity Flex Fund will seek to outperform its benchmark index by overweighting issuers that the Investment Adviser believes are more likely to outperform the index while underweighting issuers the Investment Adviser believes will underperform the index. To better express the Investment Adviser’s negative views, the Fund may also take short positions in equity securities and derivatives on those securities.

When the Fund takes a short position in a security, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender.

GENERAL INVESTMENT MANAGEMENT APPROACH

If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.

When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

The Adviser expects that it will usually maintain an approximate net 100% long exposure to the equity market. However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents may range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions may range between 0% and 50% of the value of the Fund’s net assets.

The Fund’s short sales involve a form of leveraging of the Fund’s assets, and may involve more risk than other funds that do not engage in short selling. For example, the Fund’s long positions (including its overweighted positions) could decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. In addition, the investment of cash proceeds from a short sale in equity securities or other investments may increase further the volatility of the Fund’s net asset value (“NAV”) and investment performance, and may result in greater potential investment losses. For additional information, see “Principal Risks of the Fund” on page 8.

Fund Investment Objective and Strategies

Goldman Sachs Structured International Equity Flex Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	MSCI® Europe, Australasia, Far East (“EAFE®”) Index (unhedged and net of dividend withholding taxes)

Investment Focus:	Large-cap equity investments in companies that are organized outside the United States or whose securities are primarily traded outside the United States

Investment Style:	Quantitative, applied to international large-cap stocks

Symbols:

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. Because the Investment Adviser has both positive and negative views on stocks, the Fund may also sell securities short.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in

FUND INVESTMENT OBJECTIVE AND STRATEGIES

companies that are organized outside the United States or whose securities are principally traded outside the United States.*

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund’s assets are invested in at least three foreign countries.

The Fund seeks broad representation of issuers across major countries and sectors of the international economy. The Fund’s investments are selected using a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE® Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE® Index. The Fund is not required to limit investments to securities within the EAFE® Index.

For information about short sales of securities by the Fund, please see “General Investment Management Approach— Portfolio Weightings and Short Selling” above and “Principal Risks of the Fund” below.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered to be cash equivalents.

*	To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before a change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in the particular type of investment suggested by its name.

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objectives. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/ semi-annual reports (when available). For more information about these and other investment practices and securities, see Appendix A. The Fund publishes on its website (http://www.gs.com/funds) complete portfolio holdings for the Fund as of the end of each calendar quarter subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed. In addition, the Fund publishes on its website month-end top ten holdings subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“Additional Statement”).

10 Percent of total assets (italic type)
10 Percent of net assets (excluding borrowings for investment purposes) (roman type)
• No specific percentage limitation	Structured
on usage; limited only by the	International
objectives and strategies of the Fund	Equity
— Not permitted	Flex
Fund

Investment Practices

Borrowings	33 1/3

Cross Hedging of Currencies	•

Currency Swaps*	•

Custodial Receipts and Trust Certificates	•

Equity Swaps*	•

Foreign Currency Transactions**	•

Futures Contracts and Options on Futures Contracts	•

Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10

Repurchase Agreements	•

Short Sales	50

Unseasoned Companies	•

Warrants and Stock Purchase Rights	•

When-Issued Securities and Forward Commitments	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and certain swap transactions.
**	Limited by the amount the Fund invests in foreign securities.

OTHER INVESTMENT PRACTICES AND SECURITIES

10 Percent of Total Assets (italic type)
10 Percent of Net Assets (including borrowings for investment purposes) (roman type)
• No specific percentage limitation	Structured
on usage; limited only by the	International
objectives and strategies of the Fund	Equity
— Not permitted	Flex
Fund

Investment Securities

American, European and Global Depositary Receipts	•

Bank Obligations[1]	•

Corporate Debt Obligations[1]	•

Equity Investments	80+

Fixed-Income Securities[1,2]	20

Foreign Securities	•

Foreign Government Securities[1]	•

Real Estate Investment Trusts	•

Structured Securities*	•

Temporary Investments	35

U.S. Government Securities[1]	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and certain swap transactions.
[1]	Limited by the amount the Fund invests in fixed-income securities and limited to cash equivalents only. The Fund may invest in bank obligations issued by U.S. or foreign banks.
[2]	Fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”)).

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other governmental agency. The following summarizes important risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Structured
International
Equity
• Applicable	Flex
— Not applicable	Fund

Short Selling	•

Credit/ Default	•

Foreign	•

Stock	•

Derivatives	•

Management	•

Market	•

Liquidity	•

Investment Style	•

Geographic	•

PRINCIPAL RISKS OF THE FUNDS

Short Selling Risks:

Short selling involves leverage of the Fund’s assets and presents various risks. In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

After selling the borrowed security, the Fund is then obligated to “cover” the short sale by purchasing and returning the security to the lender on a later date. The Fund cannot guarantee that the security necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the security will be available at an acceptable price. If the borrowed security has appreciated in value, the Fund will be required to pay more for the replacement security than the amount it received for selling the security short. Moreover, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. The Fund’s gain on a short sale, before transaction costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

While the Fund has an open short position, it is subject to the risk that the security’s lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund may be required to buy the replacement shares immediately at the security’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, the Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, the Fund is required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits the Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Due to local restrictions, the Fund may not be able to engage in short sales in certain foreign countries where it maintains long positions. These restrictions may limit the Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goal.

Other Risks:

■	Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.
■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results. For example, if the Fund’s long and short positions do not perform as anticipated by the Investment Adviser, the Fund’s potential losses could exceed those of other funds that hold only long stock positions.
■	Credit/ Default Risk—The risk that an issuer or guarantor of fixed-income securities held by the Fund may default on its obligation to pay interest and repay principal.
■	Foreign Risk—The risk that when the Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
■	Geographic Risk—Concentration of the investments of the Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

PRINCIPAL RISKS OF THE FUNDS

■	Liquidity Risk—The risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in funds for which GSAM or an affiliate now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in the Fund may further increase liquidity risk and may impact the Fund’s NAV.
■	Investment Style Risk—Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When their expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
■	Derivatives Risk—The risk that loss may result from the Fund’s investments in futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

Fund Performance

HOW THE FUND HAS PERFORMED

The Fund has not commenced operations before the date of this Prospectus. Therefore, no performance information is provided in this section.

Fund Fees and Expenses (Class A and C Shares)

This table describes the fees and expenses that you would pay if you buy and hold Class A or Class C Shares of the Fund.

Structured
International Equity
Flex Fund

	Class A		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	%		None
Maximum Deferred Sales Charge (Load)[2]	None	[1]	%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Redemption Fees[4]	%		%
Exchange Fees	None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees	%		%
Distribution and Service (12b-1) Fees	%		%
Other Expenses6*	%		%

Total Fund Operating Expenses*	%		%

See page 14 for all footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) set forth below have been restated to reflect the current waivers and expense limitations that are expected for the current fiscal year. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

Structured
International Equity
Flex Fund

	Class A	Class C

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[5]
Management Fees	%	%
Distribution and Service (12b-1) Fees	%	%
Other Expenses[6]	%	%

Total Fund Operating Expenses (after current waivers and expense limitations)%		%

Fund Fees and Expenses continued

[1]	The maximum sales charge is a percentage of the offering price. Under certain circumstances, as described in the Shareholder Guide, the maximum sales charge may be reduced or waived entirely. A CDSC of % may be imposed on certain redemptions (within 18 months of purchase) of Class A Shares sold without an initial sales charge as part of an investment of $1 million or more.
[2]	The maximum CDSC is a percentage of the lesser of the NAV at the time of the redemption or the NAV when the shares were originally purchased.
[3]	A CDSC of % is imposed on Class C Shares redeemed within 12 months of purchase.
[4]	A % redemption fee will be imposed on the redemption of shares (including by exchange) held for 30 calendar days or less.
[5]	The Fund’s annual operating expenses have been estimated for the current fiscal year. The Investment Adviser is entitled to a management fee from the Fund at an annual rate equal to the following percentage of the average daily net assets: %.

[6]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to % of the average daily net assets of the Fund’s Class A and C Shares, plus all other ordinary expenses not detailed above, except for dividend expenses relating to short sales. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees and expenses, dividend expenses on short sales, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to % of the Fund’s average daily net assets.

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in the Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A or C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years

Structured International Equity Flex
Class A Shares	$—	$—
Class C Shares
– Assuming complete redemption at end of period	$—	$—
– Assuming no redemption	$—	$—

The hypothetical example assumes that a CDSC will not apply to redemptions of Class A Shares within the first 18 months.

Certain institutions that sell Fund shares and/or their salespersons may receive other compensation in connection with the sale and distribution of Class A and Class C Shares for services to their customers’ accounts and/or the Fund. For additional information regarding such compensation, see “What Should I Know When I Purchase Shares Through An Authorized Dealer?” in the Prospectus and “Payments to Intermediaries” in the Additional Statement.

Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund

Goldman Sachs Asset Management, L.P. 32 Old Slip New York, New York 10005	Structured International Equity Flex

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). As of December 31, 2005, GSAM had assets under management of $496.1 billion.

The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Fund:

■	Supervises all non-advisory operations of the Fund
■	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
■	Maintains the records of the Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEE

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fee, computed daily and payable

SERVICE PROVIDERS

monthly, at the annual rate (as a percentage of the Fund’s average daily net assets) of %.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund will be available in the Fund’s annual report dated August 31, 2006.

FUND MANAGERS

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	More than $85 billion in equities currently under management

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Robert C. Jones Chief Investment Officer Managing Director	Senior Portfolio Manager— Structured International Equity Flex	Since 2006	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Andrew Alford Senior Portfolio Manager	Senior Portfolio Manager— Structured International Equity Flex	Since 2006	Mr. Alford joined the Investment Adviser in 1998.

Our process is team-managed with coverage by multiple individuals in both account management and strategy research. The QE team has significant depth: each portfolio manager has a thorough understanding of the model’s intricacies and participates in the ongoing research that keeps our process state-of-the-art in quantitative management. In addition, Mr. Jones and Mr. Alford are a part of the Investment Policy Committee (“IPC”) which includes the senior members of the QE group. The IPC is ultimately responsible for supervising and monitoring the team, the process, implementation, and controls for all QE investment products.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the Additional Statement.

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs is a full service investment banking broker dealer, asset management and financial services organization and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and has other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. Furthermore, transactions undertaken by

SERVICE PROVIDERS

Goldman Sachs, its affiliates or Goldman Sachs advised clients may adversely impact the Fund. Transactions by one or more Goldman Sachs advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. For more information about conflicts of interest, see the Additional Statement.

The Fund may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Fund’s portfolio investment transactions.

LEGAL PROCEEDINGS

On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against The Goldman Sachs Group, Inc. (“GSG”), GSAM, the Trustees and Officers of the Goldman Sachs Trust (the “Trust”), and John Doe Defendants. In addition, the Goldman Sachs Funds included in this Prospectus and certain other investment portfolios of the Trust were named as nominal defendants (collectively, the “Goldman Sachs Funds”). On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed a consolidated amended complaint against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman, Sachs & Co., the Trust, Goldman Sachs Variable Insurance Trust (“GSVIT”), the Trustees and Officers of the Trust and GSVIT and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of the Trust and GSVIT (collectively, the

“Goldman Sachs Funds”) were also named as nominal defendants in the amended complaint.

The consolidated amended complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company Act of 1940 (the “Investment Company Act”) and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Investment Company Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreement and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. It is possible that the plaintiffs may appeal this decision.

Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to its clients, including the Goldman Sachs Funds.

Dividends

The Fund pays dividends from its investment income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain Goldman Sachs Institutional Liquid Assets Portfolios (“ILA Portfolios”). See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment income and distributions from net capital gains are declared and paid as follows:

	Investment	Capital Gains
Fund	Income Dividends	Distributions

Structured International Equity Flex	Annually	Annually

From time to time a portion of the Fund’s dividends may constitute a return of capital.

When you purchase shares of the Fund, part of the NAV per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Fund’s shares.

HOW TO BUY SHARES

How Can I Purchase Class A And Class C Shares Of The Fund?
You may purchase shares of the Fund through:

■	Goldman Sachs;
■	Authorized Dealers; or
■	Directly from Goldman Sachs Trust (the “Trust”).

In order to make an initial investment in the Fund, you must furnish to the Fund, Goldman Sachs or your Authorized Dealer the information in the Account Application. An order will be processed upon receipt of payment.

To Open an Account:

■	Complete the Account Application
■	Mail your payment and Account Application to:

Your Authorized Dealer

—	Purchases by check or Federal Reserve draft should be made payable to your Authorized Dealer
—	Your Authorized Dealer is responsible for forwarding payment promptly (within three business days) to the Fund

or
Goldman Sachs Funds, P.O. Box 219711, Kansas City, MO 64121-9711

—	Purchases by check or Federal Reserve draft should be made payable to Goldman Sachs Funds — (Name of Fund and Class of Shares)
—	Boston Financial Data Services, Inc. (“BFDS”), the Fund’s sub-transfer agent, will not accept checks drawn on foreign banks, third-party checks, cashier’s checks or official checks, temporary checks, electronic checks, drawers checks, cash, money orders, travelers cheques or credit card checks. In limited situations involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks.
—	Federal funds wire, Automated Clearing House Network (“ACH”) transfer or bank wires should be sent to State Street Bank and Trust Company (“State Street”) (the Fund’s custodian). Please call the Fund at 1-800-526-7384 to get detailed instructions on how to wire your money.

SHAREHOLDER GUIDE

What Is My Minimum Investment In The Fund?

	Initial	Additional

Regular Accounts	$1,000	$50

Employee Benefit Plus (e.g. IRAs, employer sponsored plans)	$250	No Minimum

Uniform Gift/Transfer to Minor (UTMA/UGMA)	$250	$50

Coverdell ESAs	$250	$50

Automatic Investment Plans	$250	$50

What Alternative Sales Arrangements Are Available?
The Fund offers two classes of shares through this Prospectus.

Maximum Amount You Can Buy In The Aggregate Across Funds	Class A	No limit

	Class C	$1,000,000*

Initial Sales Charge	Class A	Applies to purchases of less than $1 million—varies by size of investment with a maximum of %

	Class C	None

CDSC	Class A	% on certain investments of $1 million or more if you sell within 18 months

	Class C	% if shares are redeemed within 12 months of purchase

Conversion Feature	Class A	None

	Class C	None

*	No additional Class C Shares may be purchased by an investor either in an initial purchase or in subsequent purchases if the current market value of the shares owned and/or purchased is equal to or exceeds $1,000,000.

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. Without limiting the foregoing, the Trust may reject or restrict purchase and exchange orders by a particular purchaser (or group of related purchasers) when a pattern of frequent purchases, sales or exchanges of shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of the Fund.

■	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.
■	Modify or waive the minimum investment amounts.
■	Modify the manner in which shares are offered.
■	Modify the sales charge rates applicable to future purchases of shares.

Generally, the Fund will not allow non-U.S. citizens and certain U.S. citizens residing outside the United States to open an account directly with the Fund.

The Fund may allow you to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Customer Identification Program. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other identifying information, for investors who open accounts with the Fund. Applications without the required information may not be accepted by the Fund. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Fund reserves the right to (i) place limits on transactions in any account until the identity of the investor is verified; or (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify investor’s identity. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

How Are Shares Priced?
The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined NAV for a share class (as adjusted for any applicable sales charge or redemption fee). Each class calculates its NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Fund’s investments are valued based on market quotations or if market quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

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For Funds that invest a significant portion of assets in foreign equity securities, “fair value” prices are provided by an independent fair value service. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the Fund, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date.

In addition, the Investment Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.

One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, it involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Investments in other registered mutual funds (if any) are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

■	NAV per share of each share class is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) or such later time as the New York Stock Exchange or NASDAQ market may officially close. Fund shares will generally not be priced on any day the New York Stock Exchange is closed.

■	When you buy shares, you pay the NAV next calculated after the Fund receives your order in proper form, plus any applicable sales charge.
■	When you sell shares, you receive the NAV next calculated after the Fund receives your order in proper form, less any applicable CDSC or redemption fee.
■	The Trust reserves the right to reprocess purchase (including dividend reinvestment), redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time. In the event the New York Stock Exchange does not open for business because of an emergency, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation, please call 1-800-526-7384.

Foreign securities may trade in their local markets on days the Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

COMMON QUESTIONS ABOUT THE PURCHASE OF CLASS A SHARES

What Is The Offering Price Of Class A Shares?
The offering price of Class A Shares of the Fund is the next determined NAV per share plus an initial sales charge paid to Goldman Sachs at the time of purchase of shares. The sales charge varies depending upon the amount you purchase. In some cases, described below, the initial sales charge may be eliminated altogether, and the offering price will be the NAV per share. The current

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sales charges and commissions paid to Authorized Dealers for Class A Shares of the Fund are as follows:

		Sales Charge	Maximum Dealer
	Sales Charge as	as Percentage	Allowance as
Amount of Purchase	Percentage of	of Net Amount	Percentage of
(including sales charge, if any)	Offering Price	Invested	Offering Price*

Less than $50,000	%	%	%
$50,000 up to (but less than) $100,000
$100,000 up to (but less than) $250,000
$250,000 up to (but less than) $500,000
$500,000 up to (but less than) $1 million
$1 million or more	**	**	***

*	Dealer’s allowance may be changed periodically. During special promotions, the entire sales charge may be allowed to Authorized Dealers. Authorized Dealers to whom substantially the entire sales charge is allowed may be deemed to be “underwriters” under the Securities Act of 1933.
**	No sales charge is payable at the time of purchase of Class A Shares of $1 million or more, but a CDSC of % may be imposed in the event of certain redemptions within 18 months of purchase.
***	The Distributor may pay a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Fund equal to % of the amount under $3 million, % of the next $2 million, and % thereafter. In instances where an Authorized Dealer (including Goldman Sachs’ Private Wealth Management Unit) agrees to waive its receipt of the one-time commission described above, the CDSC on Class A Shares, generally, will be waived. The Distributor may also pay, with respect to all or a portion of the amount purchased, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $500,000 or more by certain Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations investing in the Funds which satisfy the criteria set forth below in “When Are Class A Shares Not Subject To A Sales Load?” or $1 million or more by certain “wrap” accounts. Purchases by such plans will be made at NAV with no initial sales charge, but if shares are redeemed within 18 months after the end of the calendar month in which such purchase was made, a CDSC of % may be imposed upon the plan, the plan sponsor or the third-party administrator. In addition, Authorized Dealers will remit to the Distributor such payments received in connection with “wrap” accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

You should note that the actual sales charge that appears in your mutual fund transaction confirmation may differ slightly from the rate disclosed above in this Prospectus due to rounding calculations.

As indicated in the above chart, and as discussed further below and in the section titled “How Can the Sales Charge on Class A Shares Be Reduced?,” you may, under certain circumstances, be entitled to pay reduced sales charges on your purchases of Class A Shares or have those charges waived entirely. To take advantage of these discounts, you or your Authorized Dealer or financial intermediary must notify the Fund’s Transfer Agent at the time of your purchase order that a discount may apply to your current purchases. You may also be required to provide appropriate documentation to receive those discounts, including:

(i)	Information or records regarding shares of the Fund or other Goldman Sachs funds held in all accounts (e.g., retirement accounts) of the shareholder at the financial intermediary;

(ii)	Information or records regarding shares of the Fund or other Goldman Sachs funds held in any account of the shareholder at another financial intermediary; and

(iii)	Information or records regarding shares of the Fund or other Goldman Sachs funds held at any financial intermediary by related parties of the shareholder, such as members of the same family or household.

You should note in particular that, if the Fund’s Transfer Agent is properly notified, under the “Right of Accumulation” described below, the “Amount of Purchase” in the chart on the preceding page will be deemed to include all Class A, Class B and/or Class C Shares of the Goldman Sachs Funds that were acquired by purchase or exchange, and that were subject to a sales charge, that are held at the time of purchase by any of the following persons: (i) you, your spouse and your children; and (ii) any trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account. This includes, for example, any Class A, Class B and/or Class C Shares held at a broker-dealer or other financial intermediary other than the one handling your current purchase. In some circumstances, other Class A, Class B and/or Class C Shares may be aggregated with your current purchase under the Right of Accumulation as described in the Additional Statement. For purposes of determining the “Amount of Purchase,” all Class A, Class B and/or Class C Shares held at the time of purchase will be valued at their current market value.

You should also note that if you provide the Transfer Agent a signed written Statement of Intention to invest (not counting reinvestments of dividends and distributions) in the aggregate within a 13-month period $50,000 or more in Class A Shares of one or more Goldman Sachs Funds, any investments you make during the 13 months will be treated as though the total quantity were invested in one lump sum and you will receive the discounted sales load based on your investment commitment. You must, however, inform the Transfer Agent that the Statement of Intention is in effect each time shares are purchased. Each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Statement of Intention.

In addition to the information provided in this Prospectus and the Additional Statement, information about sales charge discounts is available from your

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Authorized Dealer and, free of charge, on the Fund’s website at http://www.gs.com/funds.

What Else Do I Need To Know About Class A Shares’ CDSC?
Purchases of $1 million or more of Class A Shares will be made at NAV with no initial sales charge. However, if you redeem shares within 18 months after the end of the calendar month in which the purchase was made, a CDSC of % may be imposed. The CDSC may not be imposed if your Authorized Dealer enters into an agreement with the Distributor to return all or an applicable prorated portion of its commission to the Distributor. The CDSC is waived on redemptions in certain circumstances. See “In What Situations May The CDSC On Class A Or C Shares Be Waived Or Reduced?” below.

When Are Class A Shares Not Subject To A Sales Load?
Class A Shares of the Fund may be sold at NAV without payment of any sales charge to the following individuals and entities:

■	Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of these individuals;
■	Qualified employee benefit plans of Goldman Sachs;
■	Trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor;
■	Any employee or registered representative of any Authorized Dealer or their respective spouses, children and parents;
■	Banks, trust companies or other types of depository institutions;
■	Any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of the Fund;
■	Section 401(k), profit sharing, money purchase pension, tax-sheltered annuity, defined benefit pension, or other employee benefit plans (including health savings accounts) that are sponsored by one or more employers (including governmental or church employers) or employee organizations (“Employee Benefit Plans”) that:

■	Buy shares of Goldman Sachs Funds worth $500,000 or more; or
■	Have 100 or more eligible employees at the time of purchase; or
■	Certify that they expect to have annual plan purchases of shares of Goldman Sachs Funds of $200,000 or more; or

■	Are provided administrative services by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plans; or
■	Have at the time of purchase aggregate assets of at least $2,000,000;

■	“Wrap” accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards;
■	Registered investment advisers investing for accounts for which they receive asset-based fees;
■	Accounts over which GSAM or its advisory affiliates have investment discretion;
■	Shareholders receiving distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds and reinvesting such proceeds in a Goldman Sachs IRA;
■	Shareholders who roll over distributions from any tax-qualified Employee Benefit Plan or tax-sheltered annuity to an IRA which invests in the Goldman Sachs Funds if the tax-qualified Employee Benefit Plan or tax-sheltered annuity receives administrative services provided by certain third-party administrators that have entered into a special service arrangement with Goldman Sachs relating to such plan or annuity; or
■	Investors who qualify under other exemptions that are stated from time to time in the Additional Statement.

In addition, during a 90-day period beginning in August 2005 and ending in November 2005, eligible clients of broker-dealer Edward D. Jones & Co., LP were permitted to purchase Class A shares at NAV under the terms of the Edward Jones Free Switch Program.

You must certify eligibility for any of the above exemptions on your Account Application and notify the Fund if you no longer are eligible for the exemption. The Fund will grant you an exemption subject to confirmation of your entitlement. You may be charged a fee if you effect your transactions through a broker or agent.

How Can The Sales Charge On Class A Shares Be Reduced?

■	Right of Accumulation: When buying Class A Shares in Goldman Sachs Funds, your current aggregate investment determines the initial sales load you pay. You may qualify for reduced sales charges when the current market value of holdings across Class A, Class B and/or Class C shares, plus new purchases, reaches $50,000 or more. Class A, Class B and/or Class C Shares of any of the Goldman Sachs Funds that were subject to a sales charge may be combined under the Right of Accumulation. For purposes of applying the Right of

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Accumulation, shares of the Fund and any other Goldman Sachs Funds purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A, Class B and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, under some circumstances, Class A and/or Class C Shares of the Fund and Class A, Class B and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations may be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and, if qualifying, the applicable sales charge level. To qualify for a reduced sales load, you or your Authorized Dealer must notify the Fund’s Transfer Agent at the time of investment that a quantity discount is applicable. Use of this option is subject to a check of appropriate records. The Additional Statement has more information about the Right of Accumulation.

■	Statement of Intention: You may obtain a reduced sales charge by means of a written Statement of Intention which expresses your non-binding commitment to invest (not counting reinvestments of dividends and distributions) in the aggregate $50,000 or more within a period of 13 months in Class A Shares of one or more of the Goldman Sachs Funds. Any investments you make during the period will receive the discounted sales load based on the full amount of your investment commitment. At your request, purchases made during the previous 90 days may be included; however, capital appreciation does not apply toward these combined purchases. If the investment commitment of the Statement of Intention is not met prior to the expiration of the 13-month period, the entire amount will be subject to the higher applicable sales charge. By selecting the Statement of Intention, you authorize the Transfer Agent to escrow and redeem Class A Shares in your account to pay this additional charge. The Additional Statement has more information about the Statement of Intention, which you should read carefully.

A COMMON QUESTION ABOUT THE PURCHASE OF CLASS C SHARES

What Is The Offering Price Of Class C Shares?
You may purchase Class C Shares of the Fund at the next determined NAV without paying an initial sales charge. However, if you redeem Class C Shares within 12 months of purchase, a CDSC of % will normally be deducted from the redemption proceeds. In connection with purchases by Employee Benefit Plans, where Class C Shares are redeemed within 12 months of purchase, a

CDSC of % may be imposed upon the plan sponsor or third-party administrator.

Proceeds from the CDSC are payable to the Distributor and may be used in whole or in part to defray the Distributor’s expenses related to providing distribution-related services to the Fund in connection with the sale of Class C Shares, including the payment of compensation to Authorized Dealers. An amount equal to % of the amount invested is normally paid by the Distributor to Authorized Dealers.

COMMON QUESTIONS APPLICABLE TO THE PURCHASE OF CLASS A AND C SHARES

What Else Do I Need To Know About The CDSC On Class A Or C Shares?

■	The CDSC is based on the lesser of the NAV of the shares at the time of redemption or the original offering price (which is the original NAV).

■	No CDSC is charged on shares acquired from reinvested dividends or capital gains distributions.
■	No CDSC is charged on the per share appreciation of your account over the initial purchase price.
■	When counting the number of months since a purchase of Class C Shares was made, all payments made during a month will be combined and considered to have been made on the first day of that month.

■	To keep your CDSC as low as possible, each time you place a request to sell shares, the Fund will first sell any shares in your account that do not carry a CDSC and then the shares in your account that have been held the longest.

In What Situations May The CDSC On Class A Or C Shares Be Waived Or Reduced?
The CDSC on Class A and Class C Shares that are subject to a CDSC may be waived or reduced if the redemption relates to:

■	Retirement distributions or loans to participants or beneficiaries from Employee Benefit Plans;
■	The death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”)) of a participant or beneficiary in a Employee Benefit Plan;
■	Hardship withdrawals by a participant or beneficiary in a Employee Benefit Plan;
■	Satisfying the minimum distribution requirements of the Code;
■	Establishing “substantially equal periodic payments” as described under Section 72(t)(2) of the Code;

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■	The separation from service by a participant or beneficiary in a Employee Benefit Plan;
■	The death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder if the redemption is made within one year of the event;
■	Excess contributions distributed from a Employee Benefit Plan;
■	Distributions from a qualified Employee Benefit Plan invested in the Goldman Sachs Funds which are being rolled over to a Goldman Sachs IRA, in the same share class; or
■	Redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

In addition, Class A and C Shares subject to a systematic withdrawal plan may be redeemed without a CDSC. The Fund reserves the right to limit such redemptions, on an annual basis, to 12% each of the value of your Class C Shares and 10% of the value of your Class A Shares.

How Do I Decide Whether To Buy Class A Or C Shares?
The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation.

■	Class A Shares. If you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A Shares.
■	Class C Shares. If you are unsure of the length of your investment or plan to hold your investment for less than six years and would prefer not to pay an initial sales charge, you may prefer Class C Shares. By not paying a front-end sales charge, your entire investment in Class C Shares is available to work for you from the time you make your initial investment. However, the distribution and service fee paid by Class C Shares will cause your Class C Shares to have a higher expense ratio, and thus lower performance and lower dividend payments (to the extent dividends are paid) than Class A Shares.

A maximum purchase limitation of $1,000,000 in the aggregate normally applies to purchases of Class C Shares. Once the current value of the Class C Shares in the aggregate across all Goldman Funds is equal to $1,000,000, you will not be allowed to purchase any additional Class C Shares. Individual purchases exceeding $1,000,000 will be rejected and additional purchases which could cause your holdings in Class C Shares to exceed $1,000,000 will be rejected.

Note: Authorized Dealers may receive different compensation for selling Class A or Class C Shares.

In addition to Class A and Class C Shares, the Fund also offers another class of shares to investors. This other share class is subject to different fees and expenses (which affect performance), has different minimum investment requirements and is entitled to different services. Information regarding this other share class may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

HOW TO SELL SHARES

How Can I Sell Class A And Class C Shares Of The Fund?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, the Fund will redeem its shares upon request on any business day at the NAV next determined after receipt of such request in proper form, subject to any applicable CDSC or redemption fee. You may request that redemption proceeds be sent to you by check or by wire (if the wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Obtain a Medallion signature guarantee (see details below)
■ Mail your request to: Goldman Sachs Funds P.O. Box 219711 Kansas City, MO 64121-9711
or for overnight delivery:
Goldman Sachs Funds 330 West 9th Street Poindexter Bldg., 1st Floor Kansas City, MO 64105

By Telephone:	If you have not declined the telephone redemption privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)
■ You may redeem up to $50,000 of your shares daily
■ Proceeds which are sent directly to a Goldman Sachs brokerage account or to the bank account designated on your Account Application are not subject to the $50,000 limit

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Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.

When Do I Need A Medallion Signature Guarantee To Redeem Shares?
A Medallion signature guarantee is required if:

■	You are requesting in writing to redeem shares in an amount over $50,000;
■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like to change the bank designated on your Account Application.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee. Additional documentation may be required for executors, trustees or corporations or when deemed appropriate by the Transfer Agent.

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. The Trust may accept telephone redemption instructions from any person identifying himself or herself as the owner of an account or the owner’s registered representative where the owner has not declined in writing to use this service. Thus, you risk possible losses if a telephone redemption is not authorized by you.

In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and BFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Proceeds of telephone redemption requests will be sent only to your address of record or authorized bank account designated in the Account Application (unless you provide written instructions and a signature guarantee, indicating another address or account).
■	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the bank account designated in the Account Applications (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be a written, Medallion signature guaranteed letter.
■	The telephone redemption option does not apply to shares held in a “street name” account. “Street name” accounts are accounts maintained and serviced by your Authorized Dealer. If your account is held in “street name,” you should contact your registered representative of record, who may make telephone redemptions on your behalf.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the domestic bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. Although redemption proceeds will normally be wired as described above, under certain circumstances, redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption.
■	If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.
■	To change the bank designated on your Account Application, you must send written instructions (with your signature guaranteed) to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any Authorized Dealer assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of

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record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Do I Need To Know About The Redemption Fee?
The Fund will charge a % redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Fund uses a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to the Fund from which the redemption is made, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The redemption fee does not apply to transactions involving the following:

■	Redemptions of shares acquired by reinvestment of dividends or capital gains distributions.
■	Redemptions of shares that are acquired or redeemed in connection with the participation in a systematic withdrawal program or automatic investment plan.
■	Redemptions of shares in connection with a regularly scheduled automatic rebalancing of assets by certain mutual fund asset allocation programs.
■	Redemptions of shares maintained in omnibus accounts by the Fund’s transfer agent on behalf of trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants (in the case of certain retirement plans) have full or shared investment discretion.
■	Total or partial redemptions of shares held through retirement plans and accounts maintained pursuant to Section 401 (tax-qualified pension, profit sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Internal Revenue Code of 1986, as amended, that are maintained by the Fund’s transfer agent on an omnibus basis.
■	Redemption of shares that are issued as part of an investment company reorganization to which a Goldman Sachs Fund is a party.

The Trust reserves the right to modify or eliminate the redemption fee or waivers at any time and will give 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

In addition to the circumstances noted above, the Trust reserves the right to grant additional exceptions based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares if your account balance falls below the required Fund minimum as a result of a redemption. The Fund will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions. The Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.
■	Redeem your shares in the event your Authorized Dealer’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Authorized Dealer. The Trust will not be responsible for any loss in an investor’s account resulting from the redemption.
■	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interests of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. This provision may not apply to certain retirement or qualified accounts. In addition, that distribution and all future distributions payable to you will be reinvested at the NAV on the day of reinvestment in additional shares of the same class of the

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Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Reinvest Redemption Proceeds In The Same Or Another Goldman Sachs Fund?
You may redeem shares of the Fund and reinvest a portion or all of the redemption proceeds (plus any additional amounts needed to round off purchases to the nearest full share) at NAV. To be eligible for this privilege, you must have held the shares you want to redeem for at least 30 days and you must reinvest the share proceeds within 90 days after you redeem. You may reinvest as follows:

■	Class A Shares—Class A Shares of the Fund or another Goldman Sachs Fund
■	Class C Shares—Class C Shares of the Fund or another Goldman Sachs Fund
■	You should obtain and read the applicable prospectuses before investing in any other Goldman Sachs Funds.
■	If you pay a CDSC upon redemption of Class A or Class C Shares and then reinvest in Class A or Class C Shares as described above, your account will be credited with the amount of the CDSC you paid. The reinvested shares will, however, continue to be subject to a CDSC. The holding period of the shares acquired through reinvestment will include the holding period of the redeemed shares for purposes of computing the CDSC payable upon a subsequent redemption.
■	The reinvestment privilege may be exercised at any time in connection with transactions in which the proceeds are reinvested at NAV in a tax-sheltered employee benefit plan. In other cases, the reinvestment privilege may be exercised once per year upon receipt of a written request.
■	You may be subject to tax as a result of a redemption. You should consult your tax adviser concerning the tax consequences of a redemption and reinvestment.

Can I Exchange My Investment From One Fund To Another?
You may exchange shares of the Fund at NAV without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 calendar days or less may, however, be subject to a redemption fee as described above under “What Do I Need To Know About The Redemption Fee?” The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Your name(s) and signature(s)
■ Your account number
■ The Fund names and Class of Shares
■ The dollar amount you want to exchange
■ Mail the request to: Goldman Sachs Funds P.O. Box 219711 Kansas City, MO 64121-9711
or for overnight delivery—
Goldman Sachs Funds 330 West 9th St. Poindexter Bldg., 1st Floor Kansas City, MO 64105

By Telephone:	If you have not declined the telephone exchange privilege on your Account Application:
■ 1-800-526-7384 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.
■	Currently, there is no charge for exchanges, although the Fund may impose a charge in the future.
■	The exchanged shares may later be exchanged for shares of the same class (or an equivalent class) of the original Fund at the next determined NAV without the imposition of an initial sales charge or CDSC (but subject to any applicable redemption fee) if the amount in the Fund resulting from such exchanges is less than the largest amount on which you have previously paid the applicable sales charge.
■	When you exchange shares subject to a CDSC, no CDSC will be charged at that time. The exchanged shares will be subject to the CDSC of the shares originally

SHAREHOLDER GUIDE

held. For purposes of determining the amount of the applicable CDSC, the length of time you have owned the shares will be measured from the date you acquired the original shares subject to a CDSC and will not be affected by a subsequent exchange.
■	Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, call Goldman Sachs Funds at 1-800-526-7384 and see the Additional Statement.
■	All exchanges which represent an initial investment in the Fund must satisfy the minimum initial investment requirements of that Fund.
■	Exchanges into a money market fund need not meet the traditional minimum investment requirements for that fund if the entire balance of the original Fund account is exchanged.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs and BFDS may use reasonable procedures described under “What Do I Need to Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Exchanges into Funds that are closed to new investors may be restricted.
■	Exchanges into the Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

SHAREHOLDER SERVICES

Can I Arrange To Have Automatic Investments Made On A Regular Basis?
You may be able to make systematic cash investments through your bank via ACH transfer or your checking account via bank draft each month. The minimum dollar amount for this service is $50 per month. Forms for this option are available from Goldman Sachs and your Authorized Dealer, or you may check the appropriate box on the Account Application.

Can My Dividends And Distributions From The Fund Be Invested In Other Funds?
You may elect to cross-reinvest dividends and capital gain distributions paid by the Fund in shares of the same class or an equivalent class of other Goldman Sachs Funds.

■	Shares will be purchased at NAV.
■	No initial sales charge or CDSC will be imposed.
■	You may elect cross-reinvestment into an identically registered account or a similarly registered account provided that at least one name on the account is registered identically.

Can I Arrange To Have Automatic Exchanges Made On A Regular Basis?
You may elect to exchange automatically a specified dollar amount of shares of the Fund for shares of the same class or an equivalent class of other Goldman Sachs Funds.

■	Shares will be purchased at NAV.
■	No initial sales charge is imposed.
■	Shares subject to a CDSC acquired under this program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made depending upon the date and value of your original purchase.
■	Automatic exchanges are made monthly on the 15th day of each month or the first business day thereafter.
■	Minimum dollar amount: $50 per month.

What Else Should I Know About Cross-Reinvestments And Automatic Exchanges?
Cross-reinvestments and automatic exchanges are subject to the following conditions:

■	You must invest an amount in the Fund into which cross-reinvestments or automatic exchanges are being made that is equal to that Fund’s minimum initial investment.
■	You should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

Can I Have Automatic Withdrawals Made On A Regular Basis?
You may draw on your account systematically via check or ACH transfer in any amount of $50 or more.

■	It is normally undesirable to maintain a systematic withdrawal plan at the same time that you are purchasing additional Class A or Class C Shares because of the sales charge imposed on your purchases of Class A Shares and/or the imposition of a CDSC on your redemptions of Class A or Class C Shares.
■	You must have a minimum balance of $5,000 in the Fund.

SHAREHOLDER GUIDE

■	Checks are mailed the next business day after your selected systematic withdrawal date.
■	Each systematic withdrawal is a redemption and therefore a taxable transaction.
■	The CDSC applicable to Class A or Class C Shares redeemed under the systematic withdrawal plan may be waived.

What Types of Reports Will I Be Sent Regarding My Investment?
You will be provided with a printed confirmation of each transaction in your account and a quarterly account statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in “street name” you may receive your statements and confirmations on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-526-7384 or by mail at Goldman Sachs Funds, 71 S. Wacker Dr., Suite 500, Chicago, IL 60606. The Funds will begin sending individual copies to you within 30 days after receipt of your revocation.

The Fund does not generally provide sub-accounting services.

What Should I Know When I Purchase Shares Through An Authorized Dealer?
Authorized Dealers and other financial intermediaries may provide varying arrangements for their clients to purchase and redeem Fund shares. In addition, Authorized Dealers and other financial intermediaries are responsible for providing to you any communication from the Fund to its shareholders, including but not limited to, prospectus supplements, proxy materials and notices regarding the source of dividend payments pursuant to Section 19 under the Investment Company Act. They may charge additional fees not described in this Prospectus to their customers for such services.

If shares of the Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Fund will have no record of your transactions, you should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the

Fund involves special procedures and will require you to obtain historical purchase information about the shares in the account from the Authorized Dealer. If your Authorized Dealer’s relationship with Goldman Sachs is terminated, and you do not transfer your account to another Authorized Dealer, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor’s account resulting from a redemption.

Authorized Dealers and other financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other intermediaries to accept such orders. In these cases:

■	A Fund will be deemed to have received an order that is in proper form when the order is accepted by an Authorized Dealer or intermediary on a business day, and the order will be priced at the Fund’s NAV per share (adjusted for any applicable sales charge and redemption fee) next determined after such acceptance.
■	Authorized Dealers and intermediaries are responsible for transmitting accepted orders to the Fund within the time period agreed upon by them.

You should contact your Authorized Dealer or intermediary to learn whether it is authorized to accept orders for the Trust.

The Investment Adviser, Distributor and/or their affiliates may make payments to Authorized Dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Funds. The payments are in addition to the distribution and service fees and sales charges described in this Prospectus. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Fund and other Goldman Sachs Funds, which may consist of payments relating to the Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Fund and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by the Investment Adviser, Distributor and/or their affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder

SHAREHOLDER GUIDE

processing services that are in addition to the fees paid for these services by the Fund. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. Please refer to the “Payments to Intermediaries” section of the Additional Statement for more information about these payments.

The payments made by the Investment Adviser, Distributor and/or their affiliates may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend the Fund based, at least in part, on the level of compensation paid. You should contact your Authorized Dealer or Intermediary for more information about the payments they receive and any potential conflicts of interest.

DISTRIBUTION SERVICES AND FEES

What Are The Different Distribution And Service Fees Paid By Class A and C Shares?
The Trust has adopted distribution and service plans (each a “Plan”) under which Class A and Class C Shares bear distribution and service fees paid to Authorized Dealers and Goldman Sachs. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from these arrangements. Goldman Sachs generally pays the distribution and service fees on a quarterly basis.

Under the Plans, Goldman Sachs is entitled to a monthly fee from the Fund for distribution services equal, on an annual basis, to % and %, respectively, of the Fund’s average daily net assets attributed to Class A and Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of such charges.

The distribution fees are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, and may be used (among other things) for:

■	Compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives;
■	Commissions paid to Authorized Dealers;
■	Allocable overhead;
■	Telephone and travel expenses;
■	Interest and other costs associated with the financing of such compensation and expenses;

■	Printing of prospectuses for prospective shareholders;
■	Preparation and distribution of sales literature or advertising of any type; and
■	All other expenses incurred in connection with activities primarily intended to result in the sale of Class A and Class C Shares.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the % distribution fee as an ongoing commission to Authorized Dealers after the shares have been held for one year.

PERSONAL ACCOUNT MAINTENANCE SERVICES AND FEES

Under the Plans, Goldman Sachs is also entitled to receive a separate fee equal on an annual basis to % of the Fund’s average daily net assets attributed to Class C Shares. This fee is for personal and account maintenance services, and may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Fund. If the fees received by Goldman Sachs pursuant to the Plans exceed its expenses, Goldman Sachs may realize a profit from this arrangement.

In connection with the sale of Class C Shares, Goldman Sachs normally begins paying the % ongoing service fee to Authorized Dealers after the shares have been held for one year.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policy adopted by the Board of Trustees, the Trust discourages frequent purchases and redemptions of Fund shares and does not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only that are consistent with the investment policies and practices of the Fund. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of Fund shares held by longer term shareholders. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman Sachs will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Goldman Sachs), the Trust (or Goldman Sachs) will exercise this right if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of

SHAREHOLDER GUIDE

excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Goldman Sachs or any affiliated person or associated person of Goldman Sachs.

To deter excessive shareholder trading, the Fund, other International Equity Funds and certain Fixed Income Funds (which are offered in separate prospectuses) impose a redemption fee on redemptions made within 30 calendar days of purchase subject to certain exceptions. See “Shareholder Guide – What Do I Need To Know About The Redemption Fee?” for more information about the redemption fee, including transactions and certain omnibus accounts to which the redemption fee does not apply. As a deterrent to excessive trading, many foreign equity securities held by the Fund are priced by an independent pricing service using fair valuation. For more information on fair valuation, please see “Shareholder Guide – How Are Shares Priced?”

Pursuant to the policy adopted by the Board of Trustees, Goldman Sachs has developed criteria that it uses to identify trading activity that may be excessive. Goldman Sachs reviews on a regular, periodic basis available information relating to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, Goldman Sachs, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. Consistent with the standards described above, if, in its judgment, Goldman Sachs detects excessive, short term trading, Goldman Sachs is authorized to reject or restrict a purchase or exchange request and may further seek to close an investor’s account with the Fund. Goldman Sachs may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Goldman Sachs will apply the criteria in a manner that, in Goldman Sachs’ judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. In addition Fund shares may be held in omnibus 401(k) plans, Employee Benefit Plans and other group accounts. Omnibus accounts include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors shares are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Fund’s market timing policies or any applicable redemption fee. While Goldman Sachs may monitor share turnover at the omnibus account level, the fund’s ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Fund and Goldman Sachs will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Unless your investment is through an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, while distributions attributable to long-term capital gains are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of the Fund’s distributions that qualifies for this favorable tax treatment may be reduced by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply, the non-corporate shareholder must own Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

A sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of these provisions in the Code for taxable years beginning after December 31, 2008.

The Fund’s short sales will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of short sales may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in short sales.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s high portfolio turnover rate, or by investments in debt securities or foreign corporations. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares

TAXATION

disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

OTHER INFORMATION

When you open your account, you should provide your Social Security Number or tax identification number on your Account Application. By law, the Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

Non-U.S. investors may be subject to U.S. withholding and estate tax. However, distributions of short-term capital gains and qualified interest income made by the Fund to non-U.S. investors after September 1, 2005 and before August 31, 2008 will generally not be subject to U.S. withholding. More information about U.S. taxation of non-U.S. investors is included in the Additional Statement.

Appendix A Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

The Fund will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Fund may increase or decrease. In recent years, certain stock markets have experienced substantial price volatility.

To the extent that the Fund invests in fixed-income securities, the Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and the Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Fund, including their associated

APPENDIX A

risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that the Fund’s investment objectives and all investment policies not specifically designated as fundamental are non-fundamental, and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Short Selling. The Fund expects to engage in short selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security, then must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which may result in a loss or gain, respectively. Unlike purchasing a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the stock at the time of the short sale.

The Fund may, during the term of any short sale, withdraw the cash proceeds of such short sale and use these cash proceeds to purchase additional securities or for any other Fund purposes. Because cash proceeds are Fund assets which are typically used to satisfy the collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Fund to post as collateral other securities that it owns. If the Fund reinvests the cash proceeds, the Fund might be required to post an amount greater than its net assets (but less than its total assets) as collateral. For these or other reasons, the Fund might be required to liquidate long and short positions at times that may be disadvantageous to the Fund.

The Fund also may make short sales against the box, in which the Fund enters into a short sale of a security which it owns or has the right to obtain at no additional cost.

Risks of Investing in Small Capitalization and Mid-Capitalization Companies. The Fund may, to the extent consistent with its investment policies, invest in small and mid-capitalization companies. Investments in small and mid-capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small and mid-capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small and mid-capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small and mid-capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small and mid-capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Fund may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted

APPENDIX A

to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are higher than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of the Fund’s assets in one or a few countries and currencies will subject the Fund to greater risks than if the Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by the Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs, GDRs and EDRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs and certain GDRs are traded in the United States. GDRs may be traded in either the United States or in foreign markets. EDRs are traded primarily outside the United States. Prices of ADRs are quoted in U.S. dollars. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Euro. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. In addition, Cyprus, the Czech Republic, Estonia, Hungary, Latvia, Lithuania, Malta, Poland, Slovakia and Slovenia became members of the EMU on May 1, 2004, but these countries will not adopt the euro as their new currency until they can show that their economies have converged with the economies of the euro zone.

The European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is relatively new and untested. The elimination of currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot be fully assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May and June 2005, voters in France and the Netherlands rejected ratification of the EU Constitution causing some other countries to postpone moves

APPENDIX A

towards ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund. Because of the number of countries using this single currency, a significant portion of the assets held by the Fund may be denominated in the euro.

Risks of Derivative Investments. The Fund’s transactions, if any, in futures, options on futures, swaps, structured securities and foreign currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. The Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain structured securities and swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).

Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/Default Risks. Debt securities purchased by the Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Some of these fixed-income securities are described in the next section below. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable rating by another NRSRO are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, the security is determined by the Investment Adviser to be of comparable credit quality. If a security satisfies the Fund’s minimum rating requirement at the time of purchase and is subsequently downgraded below that rating, the Fund will not be required to dispose of the security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of the security, is in the best interest of the Fund and its shareholders.

Temporary Investment Risks. The Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks.

The Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment

APPENDIX A

objectives and policies. Further information is provided in the Additional Statement, which is available upon request.

Foreign Currency Transactions. The Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Fund may enter into such transactions to seek to increase total return, which is considered a speculative practice. The Fund may also enter into foreign currency transactions to seek a closer correlation between the Fund’s overall currency exposures and the currency exposures of the Fund’s performance benchmark.

The Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, the Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than many types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on a particular securities index. The Fund may also purchase and sell futures contracts based on various securities, foreign currencies and other financial instruments and indices. The Fund may engage in futures transactions on U.S. and foreign exchanges.

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in securities prices or, to the extent the Fund invests in foreign securities, currency exchange rates. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The

APPENDIX A

Trust, on behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Futures contracts and related options present the following risks:

■	While the Fund may benefit from the use of futures and options on futures, unanticipated changes in securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.
■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.
■	The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. The Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, the Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.

When-Issued Securities and Forward Commitments. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Preferred Stock, Warrants and Rights. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the

APPENDIX A

occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. The Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Investment Company Act of 1940. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts™. The Fund may, consistent with its investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on an exchange that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on an exchange and were initially offered to the public in 1996. The market prices of

iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. The Fund may invest in companies which (together with their predecessors) have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal. The Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. The Fund may invest in U.S. Government securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government securities may be supported by (a) the full faith and

APPENDIX A

credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. Government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

Custodial Receipts and Trust Certificates. The Fund may invest in custodial receipts and trust certificates representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities or other types of securities in which the Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes the Fund is not considered to be the owner of the underlying securities held in the custodial or trust account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Borrowings. The Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its total assets. Borrowings of securities in connection with short sales are not subject to this limitation.

Index

1 General Investment Management Approach

4 Fund Investment Objective and Strategies
4 Goldman Sachs Structured International Equity Flex Fund

6 Other Investment Practices and Securities

8 Principal Risks of the Fund
12 Fund Performance
13 Fund Fees and Expenses

16 Service Providers

21 Dividends

22 Shareholder Guide
22 How To Buy Shares
34 How To Sell Shares

49 Taxation

52 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

Structured International Equity Flex Fund Prospectus (Class A and C Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Before the date of this Prospectus, the Goldman Sachs Structured International Equity Flex Fund had not commenced operations. The annual report for the fiscal period ending August 31, 2006 will become available to shareholders in October 2006. A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund will be available in the Fund’s annual report dated August 31, 2006.

Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports (when available), and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-526-7384. You can also access and download the annual and semi-annual reports and the Additional Statement at the Fund’s website: http://www.gs.com/funds.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-526-7384

■ By mail:	Goldman Sachs Funds, 71 S. Wacker Dr., Suite 500 Chicago, IL 60606

■ By e-mail:	gs-funds@gs.com

■ On the Internet:	SEC EDGAR database – http://www.sec.gov Goldman Sachs – http://www.gs.com/funds

You may review and obtain copies of Fund documents (including the Additional Statement) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Fund’s investment company registration number is 811-5349.

GSAM® is a registered service mark of Goldman, Sachs & Co.

532588

EQCOREPROABC

Preliminary Prospectus dated February 17, 2006
Subject to Completion

The information in the prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

Institutional Shares

May , 2006

 GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND

■ Goldman Sachs Structured International Equity Flex Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN A FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, AND YOU MAY LOSE MONEY IN A FUND.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

General Investment Management Approach

Goldman Sachs Asset Management, L.P. (“GSAM®”) serves as investment adviser to the Structured International Equity Flex Fund. GSAM is referred to in this Prospectus as the “Investment Adviser.”

QUANTITATIVE STYLE FUNDS

GSAM’s Quantitative Investment Philosophy:
GSAM’s quantitative style of fund management emphasizes the three building blocks of active management: stock selection, portfolio construction and efficient implementation.

GOLDMAN SACHS STRUCTURED FLEX FUND BUILDING BLOCKS

Step 1: Stock Selection
We attempt to forecast expected returns on approximately 8,500 stocks on a daily basis using proprietary CORESM (“Computer-Optimized, Research-Enhanced”) models developed by the Quantitative Equity (“QE”) team. These quantitative models are based on six investment themes— Valuation, Momentum, Analyst Sentiment, Profitability, Earnings Quality, and Management Impact. The Valuation theme attempts to capture potential mispricings of securities, by comparing a measure of the company’s intrinsic value to its market value. The Momentum theme attempts to measure the company’s past market performance and expected future financial performance. The Analyst Sentiment theme looks at how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. The Profitability theme assesses whether the company has good profit margins and operating efficiency, while the Earnings Quality theme evaluates what percentage of the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Finally, the Management Impact theme assesses the company management’s financing/investing strategy and behavior.

Step 2: Portfolio Construction
A proprietary risk model, which attempts to identify and measure the comparative risks between equity investments as accurately as possible, includes all the above factors used in the return model, as well as several other factors associated with risk but not return. In this process, the Investment Adviser seeks to manage risk by overweighting stocks with positive characteristics identified in the return model and underweighting stocks with negative characteristics relative to their benchmark weights, while maintaining other characteristics such as size and sector weights

1

close to the benchmark. A computer optimizer evaluates many different security combinations (considering many possible weightings) in an effort to construct the most efficient risk/return portfolio given the Fund’s benchmark.

In addition, the Fund is able to engage in short selling, which offers more opportunities to outperform. By taking short positions, the Investment Adviser is able to better reflect both its negative and positive views on individual stocks and to seek higher outperformance. Short sales can also hedge risk in certain portfolio holdings, allowing larger overweight positions.

Step 3: Efficient Implementation
The portfolio management team considers transaction costs at each step of the investment process. The team incorporates expected portfolio turnover when assigning weights to the variables of the multifactor model. The team also factors expected execution costs into portfolio construction and evaluates multiple trading options. The team then selects the trading strategy it believes will minimize the total transaction costs to the Fund.

Goldman Sachs Structured International Equity Flex Fund is fully invested, broadly diversified and offers consistent overall portfolio characteristics. It may serve as a good foundation on which to build a portfolio. Because the Fund has the flexibility to both buy securities long and sell securities short, it is called a “Flex Fund.”

References in this Prospectus to the Fund’s benchmark are for informational purposes only, and unless otherwise noted are not an indication of how the Fund is managed.

PORTFOLIO WEIGHTINGS AND SHORT SELLING

The Goldman Sachs Structured International Equity Flex Fund will seek to outperform its benchmark index by overweighting issuers that the Investment Adviser believes are more likely to outperform the index while underweighting issuers the Investment Adviser believes will underperform the index. To better express the Investment Adviser’s negative views, the Fund may also take short positions in equity securities and derivatives on those securities.

When the Fund takes a short position in a security, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender.

2

GENERAL INVESTMENT MANAGEMENT APPROACH

If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs.

When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

The Adviser expects that it will usually maintain an approximate net 100% long exposure to the equity market. However, the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents may range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions may range between 0% and 50% of the value of the Fund’s net assets.

The Fund’s short sales involve a form of leveraging of the Fund’s assets, and may involve more risk than other funds that do not engage in short selling. For example, the Fund’s long positions (including its overweighted positions) could decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. In addition, the investment of cash proceeds from a short sale in equity securities or other investments may increase further the volatility of the Fund’s net asset value (“NAV”) and investment performance, and may result in greater potential investment losses. For additional information, see “Principal Risks of the Fund” on page 8.

3

Fund Investment Objective and Strategies

Goldman Sachs Structured International Equity Flex Fund

FUND FACTS

Objective:	Long-term growth of capital

Benchmark:	MSCI® Europe, Australasia, Far East (“EAFE®”) Index (unhedged and net of dividend withholding taxes)

Investment Focus:	Large-cap equity investments in companies that are organized outside the United States or whose securities are primarily traded outside the United States

Investment Style:	Quantitative, applied to international large-cap stocks

Symbol:

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital. The Fund seeks this objective through a broadly diversified portfolio of equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States. Because the Investment Adviser has both positive and negative views on stocks, the Fund may also sell securities short.

PRINCIPAL INVESTMENT STRATEGIES

Equity Investments. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in

4

FUND INVESTMENT OBJECTIVES AND STRATEGIES

companies that are organized outside the United States or whose securities are principally traded outside the United States.*

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time, provided the Fund’s assets are invested in at least three foreign countries.

The Fund seeks broad representation of issuers across major countries and sectors of the international economy. The Fund’s investments are selected using a variety of quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return, while maintaining risk, style, capitalization and industry characteristics similar to the EAFE® Index. In addition, the Fund seeks a portfolio composed of companies with attractive valuations and stronger momentum characteristics than the EAFE® Index. The Fund is not required to limit investments to securities within the EAFE® Index.

For information about short sales of securities by the Fund, please see “General Investment Management Approach— Portfolio Weightings and Short Selling” above and “Principal Risks of the Fund” below.

Other. The Fund’s investments in fixed-income securities are limited to securities that are considered to be cash equivalents.

*	To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before a change in the Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in the particular type of investment suggested by its name.

5

Other Investment Practices
and Securities

The table below identifies some of the investment techniques that may (but are not required to) be used by the Fund in seeking to achieve its investment objectives. Numbers in this table show allowable usage only; for actual usage, consult the Fund’s annual/ semi-annual reports (when available). For more information about these and other investment practices and securities, see Appendix A. The Fund publishes on its website (http://www.gs.com/funds) complete portfolio holdings for the Fund as of the end of each calendar quarter subject to a fifteen calendar-day lag between the date of the information and the date on which the information is disclosed. In addition, the Fund publishes on its website month-end top ten holdings subject to a ten calendar-day lag between the date of the information and the date on which the information is disclosed. This information will be available on the website until the date on which the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. In addition, a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“Additional Statement”).

10 Percent of total assets (italic type)
10 Percent of net assets (excluding borrowings for investment purposes)
(roman type)
• No specific percentage limitation	Structured
on usage; limited only by the	International
objectives and strategies of the Fund	Equity
— Not permitted	Flex
Fund

Investment Practices

Borrowings	33 1/3

Cross Hedging of Currencies	•

Currency Swaps*	•

Custodial Receipts and Trust Certificates	•

Equity Swaps*	•

Foreign Currency Transactions**	•

Futures Contracts and Options on Futures Contracts	•

Investment Company Securities (including iSharesSM and Standard & Poor’s Depositary Receipts™)	10

Repurchase Agreements	•

Short Sales	50

Unseasoned Companies	•

Warrants and Stock Purchase Rights	•

When-Issued Securities and Forward Commitments	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and certain swap transactions.
**	Limited by the amount the Fund invests in foreign securities.

6

OTHER INVESTMENT PRACTICES AND SECURITIES

10 Percent of Total Assets (italic type)
10 Percent of Net Assets (including borrowings for investment purposes)

• No specific percentage limitation	Structured
on usage; limited only by the	International
objectives and strategies of the Fund	Equity
— Not permitted	Flex
Fund

Investment Securities

American, European and Global Depositary Receipts	•

Bank Obligations[1]	•

Corporate Debt Obligations[1]	•

Equity Investments	80+

Fixed-Income Securities[1,2]	20

Foreign Securities	•

Foreign Government Securities[1]	•

Real Estate Investment Trusts	•

Structured Securities*	•

Temporary Investments	35

U.S. Government Securities[1]	•

*	Limited to 15% of net assets (together with other illiquid securities) for all structured securities which are not deemed to be liquid and certain swap transactions.
[1]	Limited by the amount the Fund invests in fixed-income securities and limited to cash equivalents only. The Fund may invest in bank obligations issued by U.S. or foreign banks.
[2]	Fixed-income securities must be investment grade (i.e., BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”)).

7

Principal Risks of the Fund

Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other governmental agency. The following summarizes important risks that apply to the Fund and may result in a loss of your investment. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Structured
International
Equity
• Applicable	Flex
— Not applicable	Fund

Short Selling	•

Credit/ Default	•

Foreign	•

Stock	•

Derivatives	•

Management	•

Market	•

Liquidity	•

Investment Style	•

Geographic	•

8

PRINCIPAL RISKS OF THE FUND

Short Selling Risks:

Short selling involves leverage of the Fund’s assets and presents various risks. In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available stocks or for other reasons.

After selling the borrowed security, the Fund is then obligated to “cover” the short sale by purchasing and returning the security to the lender on a later date. The Fund cannot guarantee that the security necessary to cover a short position will be available for purchase at the time the Fund wishes to close a short position or, if available, that the security will be available at an acceptable price. If the borrowed security has appreciated in value, the Fund will be required to pay more for the replacement security than the amount it received for selling the security short. Moreover, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. The potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases and the price may rise indefinitely. If the price of a borrowed security declines before the short position is covered, the Fund may realize a gain. The Fund’s gain on a short sale, before transaction costs, is generally limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender.

While the Fund has an open short position, it is subject to the risk that the security’s lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund may be required to buy the replacement shares immediately at the security’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, the Fund will be required to maintain assets with the lending broker as collateral. Thus, short sales involve credit exposure to the broker that executes the short sales. In addition, the Fund is required to

9

designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. The requirement to segregate assets limits the Fund’s leveraging of its investments and the related risk of losses from leveraging. However, such segregation may also limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Due to local restrictions, the Fund may not be able to engage in short sales in certain foreign countries where it maintains long positions. These restrictions may limit the Fund’s ability to fully implement a short selling strategy that could otherwise help the Fund pursue its investment goal.

Other Risks:

■	Stock Risk—The risk that stock prices have historically risen and fallen in periodic cycles. Recently, U.S. and foreign stock markets have experienced substantial price volatility.
■	Market Risk—The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Fund’s investments may be overweighted from time to time in one or more industry sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.
■	Management Risk—The risk that a strategy used by the Investment Adviser may fail to produce the intended results. For example, if the Fund’s long and short positions do not perform as anticipated by the Investment Adviser, the Fund’s potential losses could exceed those of other funds that hold only long stock positions.
■	Credit/ Default Risk—The risk that an issuer or guarantor of fixed-income securities held by the Fund may default on its obligation to pay interest and repay principal.
■	Foreign Risk—The risk that when the Fund invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.
■	Geographic Risk—Concentration of the investments of the Fund in issuers located in a particular country or region will subject the Fund, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in that country or region.

10

PRINCIPAL RISKS OF THE FUND

■	Liquidity Risk—The risk that the Fund will not be able to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. The Goldman Sachs Asset Allocation Portfolios (the “Asset Allocation Portfolios”) expect to invest a significant percentage of their assets in funds for which GSAM or an affiliate now or in the future acts as investment adviser or underwriter. Redemptions by an Asset Allocation Portfolio of its position in the Fund may further increase liquidity risk and may impact the Fund’s NAV.
■	Investment Style Risk—Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Growth companies are often expected by investors to increase their earnings at a certain rate. When their expectations are not met, investors can punish the stocks inordinately even if earnings showed an absolute increase. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.
■	Derivatives Risk—The risk that loss may result from the Fund’s investments in futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to the Fund.

More information about the Fund’s portfolio securities and investment techniques, and their associated risks, is provided in Appendix A. You should consider the investment risks discussed in this section and in Appendix A. Both are important to your investment choice.

11

Fund Performance

HOW THE FUND HAS PERFORMED

The Fund has not commenced operations before the date of this Prospectus. Therefore, no performance information is provided in this section.

12

Fund Fees and Expenses (Institutional Shares)

This table describes the fees and expenses that you would pay if you buy and hold Institutional Shares of the Fund.

Structured
International
Equity Flex
Fund

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fees[1]	%
Exchange Fees	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[2]
Management Fees	%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]*	%

Total Fund Operating Expenses*	%

See page 14 for all footnotes.

*	The “Other Expenses” and “Total Fund Operating Expenses” (after any waivers and expense limitations) set forth below have been restated to reflect the current waivers and expense limitations that are expected for the current fiscal year. The waivers and expense limitations may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, “Other Expenses” and “Total Fund Operating Expenses” may increase without shareholder approval.

Structured
International
Equity Flex
Fund

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):[2]
Management Fees	%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]	%

Total Fund Operating Expenses (after current waivers and expense limitations)%

13

Fund Fees and Expenses continued

[1]	A % redemption fee will be imposed on the redemption of shares (including by exchange) held for 30 calendar days or less.
[2]	The Fund’s annual operating expenses have been estimated for the current fiscal year. The Investment Adviser is entitled to a management fee from the Fund at an annual rate equal to the following percentage of the average daily net assets of the Fund: %

[3]	“Other Expenses” include transfer agency fees and expenses equal on an annualized basis to % of the average daily net assets of the Fund’s Institutional Shares plus all other ordinary expenses not detailed above, except for dividend expenses relating to short sales. The Investment Adviser has voluntarily agreed to reduce or limit “Other Expenses” (excluding management fees, transfer agency fees and expenses, dividend expenses on short sales, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) to % of the Fund’s average daily net assets.

14

FUND FEES AND EXPENSES

Example

The following Example is intended to help you compare the cost of investing in the Fund (without the waivers and expense limitations) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Structured International Equity Flex Fund	$	$

Institutions that invest in Institutional Shares on behalf of their customers may charge other fees directly to their customer accounts in connection with their investments. You should contact your institution for information regarding such charges. Such fees, if any, may affect the return such customers realize with respect to their investments.

Certain institutions that invest in Institutional Shares may receive other compensation in connection with the sale and distribution of Institutional Shares or for services to their customers’ accounts and/or the Fund. For additional information regarding such compensation, see “Shareholder Guide” in the Prospectus and “Payments to Intermediaries” in the Additional Statement.

15

Service Providers

INVESTMENT ADVISER

Investment Adviser	Fund

Goldman Sachs Asset Management, L.P. 32 Old Slip New York, New York 10005	Structured International Equity Flex

GSAM has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). As of December 31, 2005, GSAM had assets under management of $496.1 billion.

The Investment Adviser provides day-to-day advice regarding the Fund’s portfolio transactions. The Investment Adviser makes the investment decisions for the Fund and places purchase and sale orders for the Fund’s portfolio transactions in U.S. and foreign markets. As permitted by applicable law, these orders may be directed to any brokers, including Goldman Sachs and its affiliates. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. In addition, the Investment Adviser has access to the research and certain proprietary technical models developed by Goldman Sachs, and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The Investment Adviser also performs the following additional services for the Fund:

■	Supervises all non-advisory operations of the Fund
■	Provides personnel to perform necessary executive, administrative and clerical services to the Fund
■	Arranges for the preparation of all required tax returns, reports to shareholders, prospectuses and statements of additional information and other reports filed with the SEC and other regulatory authorities
■	Maintains the records of the Fund
■	Provides office space and all necessary office equipment and services

MANAGEMENT FEE

As compensation for its services and its assumption of certain expenses, the Investment Adviser is entitled to the following fee, computed daily and payable

16

SERVICE PROVIDERS

monthly, at the annual rate (as a percentage of the Fund’s average daily net assets) of %.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund will be available in the Fund’s annual report dated August 31, 2006.

FUND MANAGERS

Quantitative Equity Team

■	A stable and growing team supported by an extensive internal staff
■	More than $85 billion in equities currently under management

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History

Robert C. Jones Chief Investment Officer Managing Director	Senior Portfolio Manager— Structured International Equity Flex	Since 2006	Mr. Jones joined the Investment Adviser as a portfolio manager in 1989.

Andrew Alford Senior Portfolio Manager	Senior Portfolio Manager— Structured International Equity Flex	Since 2006	Mr. Alford joined the Investment Adviser in 1998.

Our process is team-managed with coverage by multiple individuals in both account management and strategy research. The QE team has significant depth: each portfolio manager has a thorough understanding of the model’s intricacies and participates in the ongoing research that keeps our process state-of-the-art in quantitative management. In addition, Mr. Jones and Mr. Alford are a part of the Investment Policy Committee (“IPC”) which includes the senior members of the QE group. The IPC is ultimately responsible for supervising and monitoring the team, the process, implementation, and controls for all QE investment products.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, see the Additional Statement.

17

DISTRIBUTOR AND TRANSFER AGENT

Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the “Distributor”) of the Fund’s shares. Goldman Sachs, 71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606, also serves as the Fund’s transfer agent (the “Transfer Agent”) and, as such, performs various shareholder servicing functions.

From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Fund. Goldman Sachs reserves the right to redeem at any time some or all of the shares acquired for its own account.

ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS

The involvement of the Investment Adviser, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Fund or limit the Fund’s investment activities. Goldman Sachs is a full service investment banking broker dealer, asset management and financial services organization and a major participant in global financial markets. As such, it acts as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and has other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates and other accounts managed by Goldman Sachs and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may, from time to time, enter into transactions in which Goldman Sachs or its other clients have an adverse interest. Furthermore, transactions undertaken by

18

SERVICE PROVIDERS

Goldman Sachs, its affiliates or Goldman Sachs advised clients may adversely impact the Fund. Transactions by one or more Goldman Sachs advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and affect transactions in, securities of issuers held by the Fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund. For more information about conflicts of interest, see the Additional Statement.

The Fund may make brokerage and other payments to Goldman Sachs and its affiliates in connection with the Fund’s portfolio investment transactions.

LEGAL PROCEEDINGS

On April 2, 2004, Lois Burke, a plaintiff identifying herself as a shareholder of the Goldman Sachs Internet Tollkeeper Fund, filed a purported class and derivative action lawsuit in the United States District Court for the Southern District of New York against The Goldman Sachs Group, Inc. (“GSG”), GSAM, the Trustees and Officers of the Goldman Sachs Trust (the “Trust”), and John Doe Defendants. In addition, the Goldman Sachs Funds included in this Prospectus and certain other investment portfolios of the Trust were named as nominal defendants (collectively, the “Goldman Sachs Funds”). On April 19 and May 6, 2004, additional class and derivative action lawsuits containing substantially similar allegations and requests for redress were filed in the United States District Court for the Southern District of New York. On June 29, 2004, the three complaints were consolidated into one action, In re Goldman Sachs Mutual Funds Fee Litigation, and on November 17, 2004, the plaintiffs filed a consolidated amended complaint against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman, Sachs & Co., the Trust, Goldman Sachs Variable Insurance Trust (“GSVIT”), the Trustees and Officers of the Trust and GSVIT and John Doe Defendants (collectively, the “Defendants”) in the United States District Court for the Southern District of New York. Certain investment portfolios of the Trust and GSVIT (collectively, the

19

“Goldman Sachs Funds”) were also named as nominal defendants in the amended complaint.

The consolidated amended complaint, which is brought on behalf of all persons or entities who held shares in the Goldman Sachs Funds between April 2, 1999 and January 9, 2004, inclusive (the “Class Period”), asserts claims involving (i) violations of the Investment Company Act of 1940 (the “Investment Company Act”) and the Investment Advisers Act of 1940, (ii) common law breach of fiduciary duty, and (iii) unjust enrichment. The complaint alleges, among other things, that during the Class Period, the Defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Investment Company Act which were necessary to prevent such registration statements and reports from being materially false and misleading. In addition, the complaint alleges that the Goldman Sachs Funds paid excessive and improper investment advisory fees to GSAM and GSAMI. The complaint also alleges that GSAM and GSAMI used Rule 12b-1 fees for improper purposes and made improper use of soft dollars. The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. The plaintiffs in the cases are seeking compensatory damages; rescission of GSAM’s and GSAMI’s investment advisory agreement and return of fees paid; an accounting of all Goldman Sachs Funds-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and reasonable costs and expenses, including counsel fees and expert fees. On January 13, 2006, all claims against the Defendants were dismissed by the U.S. District Court. It is possible that the plaintiffs may appeal this decision.

Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class and derivative action lawsuit will have a material adverse financial impact on the Goldman Sachs Funds is remote, and the pending action is not likely to materially affect their ability to provide investment management services to its clients, including the Goldman Sachs Funds.

20

Dividends

The Fund pays dividends from its investment income and distributions from net realized capital gains. You may choose to have dividends and distributions paid in:

■	Cash
■	Additional shares of the same class of the Fund
■	Shares of the same or an equivalent class of another Goldman Sachs Fund. Special restrictions may apply for certain Goldman Sachs Institutional Liquid Assets Portfolios (“ILA Portfolios”). See the Additional Statement.

You may indicate your election on your Account Application. Any changes may be submitted in writing to Goldman Sachs at any time before the record date for a particular dividend or distribution. If you do not indicate any choice, your dividends and distributions will be reinvested automatically in the Fund.

The election to reinvest dividends and distributions in additional shares will not affect the tax treatment of such dividends and distributions, which will be treated as received by you and then used to purchase the shares.

Dividends from net investment income and distributions from net capital gains are declared and paid as follows:

	Investment	Capital Gains
Fund	Income Dividends	Distributions

Structured International Equity Flex	Annually	Annually

From time to time a portion of the Fund’s dividends may constitute a return of capital.

When you purchase shares of the Fund, part of the NAV per share may be represented by undistributed realized gains that have previously been earned by the Fund. Therefore, subsequent distributions on such shares from such income or realized gains may be taxable to you even if the NAV of the shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.

21

Shareholder Guide

The following section will provide you with answers to some of the most often asked questions regarding buying and selling the Fund’s Institutional Shares.

HOW TO BUY SHARES

How Can I Purchase Institutional Shares Of The Fund?
You may purchase Institutional Shares on any business day at their NAV next determined after receipt of an order. No sales load is charged. You should either:

■	Place an order with Goldman Sachs at 1-800-621-2550 and wire federal funds to The Northern Trust Company (“Northern”), as subcustodian for State Street Bank and Trust Company (“State Street”) (the Fund’s custodian) on the next business day; or
■	Send a check or Federal Reserve draft payable to Goldman Sachs Funds—(Name of Fund and Class of Shares), 71 S. Wacker Dr., Suite 500, Chicago, IL 60606. The Fund will not accept a check drawn on foreign banks, third-party checks, cashier’s checks or official checks, temporary checks, electronic checks, drawer checks, cash, money orders, travelers cheques or credit card checks. In limited situations, involving the transfer of retirement assets, the Fund may accept cashier’s checks or official bank checks.

In order to make an initial investment in the Fund, you must furnish to the Fund or Goldman Sachs the Account Application. Purchases of Institutional Shares must be settled within three business days of receipt of a complete purchase order.

How Do I Purchase Shares Through A Financial Institution?
Certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers may be authorized to accept, on behalf of the Goldman Sachs Trust (the “Trust”), purchase, redemption and exchange orders placed by or on behalf of their customers, and may designate other intermediaries to accept such orders, if approved by the Trust. In these cases:

■	The Fund will be deemed to have received an order in proper form when the order is accepted by the authorized institution or intermediary on a business day, and the order will be priced at the Fund’s NAV per share (less any applicable redemption fee) next determined after such acceptance.
■	Authorized institutions and intermediaries will be responsible for transmitting accepted orders and payments to the Trust within the time period agreed upon by them.

22

SHAREHOLDER GUIDE

You should contact your institution or intermediary to learn whether it is authorized to accept orders for the Trust.

These institutions may receive payments from the Fund or Goldman Sachs for the services provided by them with respect to the Fund’s Institutional Shares. These payments may be in addition to other payments borne by the Fund.

The Investment Adviser, Distributor and/or their affiliates may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Fund and other Goldman Sachs Funds. These payments are made out of the Investment Adviser’s, Distributor’s and/or their affiliates’ own assets, and are not an additional charge to the Fund. Such payments are intended to compensate Intermediaries for, among other things: marketing shares of the Fund and other Goldman Sachs Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Fund and other Goldman Sachs Funds. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by the Investment Adviser, Distributor and/or their affiliates may also compensate Intermediaries for subaccounting, administrative, and/or shareholder processing services that are in addition to the fees paid for these services by the Fund. The amount of these additional payments is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. Please refer to the “Payments to Intermediaries” section of the Additional Statement for more information about these payments.

The payments made by the Investment Adviser, Distributor and/or their affiliates may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. You should contact your authorized dealer or Intermediary for more information about the payments it receives and any potential conflicts of interest.

In addition to Institutional Shares, the Fund also offers other classes of shares to investors. These other share classes are subject to different fees and expenses

23

(which affect performance), have different minimum investment requirements and are entitled to different services than Institutional Shares. Information regarding these other share classes may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

What Is My Minimum Investment In The Fund?

Type of Investor	Minimum Investment

■ Banks, trust companies or other depository institutions investing for their own account or on behalf of their clients	$1,000,000 in Institutional Shares of the Fund alone or in combination with other assets under the management of GSAM and its affiliates
■ Section 401(k), profit sharing, money purchase
    pension, tax-sheltered annuity, defined benefit
    pension, or other employee benefit plans that are
    sponsored by one or more employers (including
    governmental or church employers) or
employee organizations
■ State, county, city or any instrumentality, department, authority or agency thereof
■ Corporations with at least $100 million in assets or in outstanding publicly traded securities
■ “Wrap” account sponsors (provided they have an agreement covering the arrangement with GSAM)
■ Registered investment advisers investing for accounts for which they receive asset-based fees
■ Qualified non-profit organizations, charitable trusts, foundations and endowments

■ Individual investors	$10,000,000
■ Accounts over which GSAM or its advisory affiliates have investment discretion

■ Individual Retirement Accounts (IRAs) for which GSAM or its advisory affiliates act as fiduciary	No minimum

The minimum investment requirement may be waived for current and former officers, partners, directors or employees of Goldman Sachs or any of its affiliates; brokerage or advisory clients of Goldman Sachs Private Wealth Management; certain mutual fund “wrap” programs; and for other investors at the discretion of the Trust’s officers. No minimum amount is required for subsequent investments.

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SHAREHOLDER GUIDE

What Else Should I Know About Share Purchases?
The Trust reserves the right to:

■	Refuse to open an account if you fail to (i) provide a Social Security Number or other taxpayer identification number; or (ii) certify that such number is correct (if required to do so under applicable law).
■	Modify or waive the minimum investment amounts.
■	Reject or restrict any purchase or exchange order by a particular purchaser (or group of related purchasers) for any reason in its discretion. Without limiting the foregoing, the Trust may reject or restrict purchase and exchange orders by a particular purchaser (or group of related purchasers) when a pattern of frequent purchases, sales or exchanges of Institutional Shares of the Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt the management of the Fund.
■	Close the Fund to new investors from time to time and reopen the Fund whenever it is deemed appropriate by the Fund’s Investment Adviser.

Generally, the Fund will not allow non-U.S. citizens and certain U.S. citizens residing outside the United States to open an account directly with the Fund.

The Fund may allow you to purchase shares with securities instead of cash if consistent with the Fund’s investment policies and operations and if approved by the Fund’s Investment Adviser.

Customer Identification Program. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other identifying information, for each investor who opens an account with the Fund. Applications without the required information may not be accepted by the Fund. After accepting an application, to the extent permitted by applicable law or their customer identification program, the Fund reserves the right to (i) place limits on transactions in any account until the identity of the investor is verified; or (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Fund is unable to verify an investor’s identity. The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

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How Are Shares Priced?
The price you pay or receive when you buy, sell or exchange Institutional Shares is the Fund’s next determined NAV for a share class (as adjusted for any applicable redemption fee). The Fund calculates NAV as follows:

NAV =	(Value of Assets of the Class) - (Liabilities of the Class) Number of Outstanding Shares of the Class

The Fund’s investments are valued based on market quotations or if market quotations are not readily available, or if the Investment Adviser believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined in good faith under procedures established by the Trustees.

For Funds that invest a significant portion of assets in foreign equity securities, “fair value” prices are provided by an independent fair value service. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the Fund, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date.

In addition, the Investment Adviser, consistent with applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals.

One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, it involves the risk that the values used by the Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

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SHAREHOLDER GUIDE

Investments in other registered mutual funds (if any) are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

■	NAV per share of each class is generally calculated by the accounting agent on each business day as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) or such later time as the New York Stock Exchange or NASDAQ market may officially close. Fund shares will generally not be priced on any day the New York Stock Exchange is closed.
■	When you buy shares, you pay the NAV next calculated after the Fund receives your order in proper form.
■	When you sell shares, you receive the NAV next calculated after the Fund receives your order in proper form, less any applicable redemption fee.
■	The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at an NAV other than the Fund’s official closing NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV.
■	The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Note: The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York time. In the event the New York Stock Exchange does not open for business because of an emergency, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency situation, please call 1-800-621-2550.

Foreign securities may trade in their local markets on days the Fund is closed. As a result, the NAV of a Fund that holds foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

HOW TO SELL SHARES

How Can I Sell Institutional Shares Of The Fund?
You may arrange to take money out of your account by selling (redeeming) some or all of your shares. Generally, the Fund will redeem its Institutional Shares upon request on any business day at their NAV next determined after receipt of such request in proper form, subject to any applicable redemption fee. You may request that redemption proceeds be sent to you by check or by wire (if the

27

wire instructions are on record). Redemptions may be requested in writing or by telephone.

Instructions For Redemptions:

By Writing:	■ Write a letter of instruction that includes:
■ Name(s) and signature(s)
■ Account number
■ The Fund name and Class of Shares
■ The dollar amount you want to sell
■ How and where to send the proceeds
■ Obtain a Medallion signature guarantee (see details below)
■ Mail your request to: Goldman Sachs Funds 71 S. Wacker Dr., Suite 500 Chicago, IL 60606

By Telephone:	If you have elected the telephone redemption privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.

Certain institutions and intermediaries are authorized to accept redemption requests on behalf of the Fund as described under “How Do I Purchase Shares Through A Financial Institution?”

When Do I Need A Medallion Signature Guarantee To Redeem Shares?
A Medallion signature guarantee may be required if:

■	You would like the redemption proceeds sent to an address that is not your address of record; or
■	You would like to change your current bank designations.

A Medallion signature guarantee must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the Trust. A notary public cannot provide a signature guarantee. Additional documentation may be required for executors, trustees or corporations or when deemed appropriate by the Transfer Agent.

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SHAREHOLDER GUIDE

What Do I Need To Know About Telephone Redemption Requests?
The Trust, the Distributor and the Transfer Agent will not be liable for any loss you may incur in the event that the Trust accepts unauthorized telephone redemption requests that the Trust reasonably believes to be genuine. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. If reasonable procedures are not employed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. The following general policies are currently in effect:

■	All telephone requests are recorded.
■	Any redemption request that requires money to go to an account or address other than that designated on the Account Application must be in writing and signed by an authorized person designated on the Account Application. The written request may be confirmed by telephone with both the requesting party and the designated bank account to verify instructions.
■	For the 30-day period following a change of address, telephone redemptions will only be filled by a wire transfer to the bank account designated in the Account Application (see immediately preceding bullet point). In order to receive the redemption by check during this time period, the redemption request must be a written, Medallion signature guaranteed letter.
■	The telephone redemption option may be modified or terminated at any time.

Note: It may be difficult to make telephone redemptions in times of drastic economic or market conditions.

How Are Redemption Proceeds Paid?
By Wire: You may arrange for your redemption proceeds to be wired as federal funds to the domestic bank account designated in your Account Application. The following general policies govern wiring redemption proceeds:

■	Redemption proceeds will normally be wired on the next business day in federal funds (for a total of one business day delay), but may be paid up to three business days following receipt of a properly executed wire transfer redemption request. Although redemption proceeds will normally be wired as described above, under certain circumstances, redemption requests or payments may be postponed or suspended as permitted pursuant to Section 22(e) of the Investment Company Act. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the New York Stock Exchange is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC by order permits the suspension of the right of redemption. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared,

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which may take up to 15 days. If the Federal Reserve Bank is closed on the day that the redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional business day.

■	To change the bank designated on your Account Application, you must send written instructions signed by an authorized person designated on the account application to the Transfer Agent.
■	Neither the Trust, Goldman Sachs nor any other institution assumes any responsibility for the performance of your bank or any intermediaries in the transfer process. If a problem with such performance arises, you should deal directly with your bank or any such intermediaries.

By Check: You may elect in writing to receive your redemption proceeds by check. Redemption proceeds paid by check will normally be mailed to the address of record within three business days of a properly executed redemption request. If you are selling shares you recently paid for by check, the Fund will pay you when your check has cleared, which may take up to 15 days.

What Do I Need To Know About The Redemption Fee?
The Fund will charge a % redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Fund uses a first-in first-out (“FIFO”) method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee will be paid to the Fund from which the redemption is made, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing.

The redemption fee does not apply to transactions involving the following:

■	Redemptions of shares acquired by reinvestment of dividends or capital gains distributions.
■	Redemptions of shares that are acquired or redeemed in connection with the participation in a systematic withdrawal program or automatic investment plan.
■	Redemptions of shares in connection with a regularly scheduled automatic rebalancing of assets by certain mutual fund asset allocation programs.
■	Redemptions of shares maintained in omnibus accounts by the Fund’s transfer agent on behalf of trust companies and bank trust departments investing assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants (in the case of certain retirement plans) have full or shared investment discretion.
■	Total or partial redemptions of shares held through retirement plans and accounts maintained pursuant to Sections 401 (tax-qualified pension, profit

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SHAREHOLDER GUIDE

sharing, 401(k), money purchase and stock bonus plans), 403 (qualified annuity plans and tax-sheltered annuities) and 457 (deferred compensation plans for employees of tax-exempt entities or governments) of the Internal Revenue Code of 1986, as amended, that are maintained by the Funds’ transfer agent on an omnibus basis.
■	Redemptions of shares that are issued as part of an investment company reorganization to which a Goldman Sachs Fund is a party.

The Trust reserves the right to modify or eliminate the redemption fee or waivers at any time and will give 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

In addition to the circumstances noted above, the Trust reserves the right to grant additional exceptions based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

What Else Do I Need To Know About Redemptions?
The following generally applies to redemption requests:

■	Additional documentation may be required when deemed appropriate by the Transfer Agent. A redemption request will not be in proper form until such additional documentation has been received.
■	Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions may set times by which they must receive redemption requests. These institutions may also require additional documentation from you.

The Trust reserves the right to:

■	Redeem your shares in the event an Institution’s relationship with Goldman Sachs is terminated and you do not transfer your account to another Institution with a relationship with Goldman Sachs. The Trust will not be responsible for any loss in an investor’s account resulting from a redemption.
■	Subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Trust.
■	Pay redemptions by a distribution in-kind of securities (instead of cash). If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of those securities.
■	Reinvest any dividends or other distributions which you have elected to receive in cash should your check for such dividends or other distributions be returned to the Fund as undeliverable or remain uncashed for six months. In addition,

31

that distribution and all future distributions payable to you will be reinvested at the NAV on the day of reinvestment in additional Institutional Shares of the Fund that pays the distributions. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Can I Exchange My Investment From One Fund To Another?
You may exchange Institutional Shares of the Fund at NAV for Institutional Shares of another Goldman Sachs Fund. Redemption of shares (including by exchange) that are held for 30 calendar days or less may, however, be subject to a redemption fee as described above under “What Do I Need To Know About The Redemption Fee?” The exchange privilege may be materially modified or withdrawn at any time upon 60 days’ written notice to you.

Instructions For Exchanging Shares:

By Writing:	■ Write a letter of instruction that includes:
■ Name(s) and signature(s)
■ Account number
■ The Fund names and Class of Shares
■ The dollar amount to be exchanged
■ Mail the request to: Goldman Sachs Funds 71 S. Wacker Dr., Suite 500 Chicago, IL 60606

By Telephone:	If you have elected the telephone exchange privilege on your Account Application:
■ 1-800-621-2550 (8:00 a.m. to 4:00 p.m. New York time)

You should keep in mind the following factors when making or considering an exchange:

■	You should obtain and carefully read the prospectus of the Goldman Sachs Fund you are acquiring before making an exchange.
■	All exchanges which represent an initial investment in a Goldman Sachs Fund must satisfy the minimum initial investment requirements of that Fund or the entire balance of the original Fund account should be exchanged. This requirement may be waived at the discretion of the Trust.
■	Telephone exchanges normally will be made only to an identically registered account.
■	Exchanges are available only in states where exchanges may be legally made.
■	It may be difficult to make telephone exchanges in times of drastic economic or market conditions.
■	Goldman Sachs may use reasonable procedures described under “What Do I Need To Know About Telephone Redemption Requests?” in an effort to prevent unauthorized or fraudulent telephone exchange requests.

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SHAREHOLDER GUIDE

■	Exchanges into Goldman Sachs Funds that are closed to new investors may be restricted.
■	Exchanges into the Fund from another Goldman Sachs Fund may be subject to any redemption fee imposed by the other Goldman Sachs Fund.

For federal income tax purposes, an exchange from one Goldman Sachs Fund to another is treated as a redemption of the shares surrendered in the exchange, on which you may be subject to tax, followed by a purchase of shares received in the exchange. You should consult your tax adviser concerning the tax consequences of an exchange.

What Types of Reports Will I Be Sent Regarding Investments In Institutional Shares?
You will be provided with a printed confirmation of each transaction in your account and a monthly statement. A year-to-date statement for your account will be provided upon request made to Goldman Sachs. If your account is held in a “street name” you may receive your statements and confirmations on a different schedule.

You will also receive an annual shareholder report containing audited financial statements and a semi-annual shareholder report. If you have consented to the delivery of a single copy of shareholder reports, prospectuses and other information to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting Goldman Sachs Funds by phone at 1-800-621-2550 or by mail at Goldman Sachs Funds, 71 S. Wacker Dr., Suite 500, Chicago, IL 60606. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation. In addition, Institutions and other financial intermediaries will be responsible for providing any communications from the Fund to its shareholders, including but not limited to prospectus supplements, proxy materials and notices regarding the sources of dividend payments pursuant to Section 19 of the Investment Company Act.

RESTRICTIONS ON EXCESSIVE TRADING PRACTICES

Policies and Procedures on Excessive Trading Practices. In accordance with the policy adopted by the Board of Trustees, the Trust discourages frequent purchases and redemptions of Fund shares and does not permit market timing or other excessive trading practices. Purchases and exchanges should be made with a view to longer-term investment purposes only that are consistent with the investment policies and practices of the Fund. Excessive, short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of Fund shares held by longer term shareholders. The Trust and Goldman Sachs reserve the right to reject or restrict purchase or exchange requests from any investor. The Trust and Goldman

33

Sachs will not be liable for any loss resulting from rejected purchase or exchange orders. To minimize harm to the Trust and its shareholders (or Goldman Sachs), the Trust (or Goldman Sachs) will exercise this right if, in the Trust’s (or Goldman Sachs’) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Trust (or Goldman Sachs), has been or may be disruptive to the Fund. In making this judgment, trades executed in multiple accounts under common ownership or control may be considered together to the extent they can be identified. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Trust or its shareholders or would subordinate the interests of the Trust or its shareholders to those of Goldman Sachs or any affiliated person or associated person of Goldman Sachs.

To deter excessive shareholder trading, the Fund, and certain other International Equity Funds and certain Fixed Income Funds (which are offered in separate prospectuses) impose a redemption fee on redemptions made within 30 calendar days of purchase subject to certain exceptions. See “Shareholder Guide—What Do I Need To Know About The Redemptions Fee?” for more information about the redemption fee, including transactions and certain omnibus accounts to which the redemption fee does not apply. As a further deterrent to excessive trading, many foreign equity securities held by the Fund are priced by an independent pricing service using fair valuation. For more information on fair valuation, please see “Shareholder Guide—How are Shares Priced?”

Pursuant to the policy adopted by the Board of Trustees, Goldman Sachs has developed criteria that it uses to identify trading activity that may be excessive. Goldman Sachs reviews on a regular, periodic basis available information relating to the trading activity in the Fund in order to assess the likelihood that the Fund may be the target of excessive trading. As part of its excessive trading surveillance process, Goldman Sachs, on a periodic basis, examines transactions that exceed certain monetary thresholds or numerical limits within a period of time. Consistent with the standards described above, if, in its judgment, Goldman Sachs detects excessive, short term trading, Goldman Sachs is authorized to reject or restrict a purchase or exchange request and may further seek to close an investor’s account with the Fund. Goldman Sachs may modify its surveillance procedures and criteria from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Goldman Sachs will apply the criteria in a manner that, in Goldman Sachs’ judgment, will be uniform.

Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. In addition Fund shares may be held in omnibus 401(k) plans, Employee Benefit Plans and other group accounts. Omnibus accounts

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SHAREHOLDER GUIDE

include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where the purchases and redemptions of Fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Fund’s market timing policies or any applicable redemption fee. While Goldman Sachs may monitor share turnover at the omnibus account level, the fund’s ability to monitor and detect market timing by shareholders or apply any applicable redemption fee in these omnibus accounts is limited. The netting effect makes it more difficult to identify, locate and eliminate market timing activities. In addition, those investors who engage in market timing and other excessive trading activities may employ a variety of techniques to avoid detection. There can be no assurance that the Fund and Goldman Sachs will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

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Taxation

As with any investment, you should consider how your investment in the Fund will be taxed. The tax information below is provided as general information. More tax information is available in the Additional Statement. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

Unless your investment is through an IRA or other tax-advantaged account, you should consider the possible tax consequences of Fund distributions and the sale of your Fund shares.

DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income. Distributions you receive from the Fund are generally subject to federal income tax, and may also be subject to state or local taxes. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, while distributions attributable to long-term capital gains are taxable as long-term capital gains, no matter how long you have owned your Fund shares.

Under current provisions of the Internal Revenue Code (the “Code”), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain qualified foreign corporations will generally be taxed at the long-term capital gain rate, as long as certain other requirements are met. The amount of the Fund’s distributions that qualifies for this favorable tax treatment may be reduced by a high portfolio turnover rate or by investments in debt securities or “non-qualified” foreign corporations. For these lower rates to apply, the non-corporate shareholder must own Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date.

A sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of these provisions in the Code for taxable years beginning after December 31, 2008.

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TAXATION

The Fund’s short sales will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of short sales may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in short sales.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid in December. A percentage of the Fund’s dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund’s high portfolio turnover rate, or by investments in debt securities or foreign corporations. Character and tax status of all distributions will be available to shareholders after the close of each calendar year.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying into a dividend.”

SALES AND EXCHANGES

Your sale of Fund shares is a taxable transaction for federal income tax purposes, and may also be subject to state and local taxes. For tax purposes, the exchange of your Fund shares for shares of a different Goldman Sachs Fund is the same as a sale. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale, exchange or redemption of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares

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disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

OTHER INFORMATION

When you open your account, you should provide your Social Security Number or tax identification number on your Account Application. By law, the Fund must withhold 28% of your taxable distributions and any redemption proceeds if you do not provide your correct taxpayer identification number, or certify that it is correct, or if the IRS instructs the Fund to do so.

Non-U.S. investors may be subject to U.S. withholding and estate tax. However, distributions of short-term capital gains and qualified interest income made by the Fund to non-U.S. investors after September 1, 2005 and before August 31, 2008 will generally not be subject to U.S. withholding. More information about U.S. taxation of non-U.S. investors is included in the Additional Statement.

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Appendix A Additional Information on Portfolio Risks, Securities and Techniques

A. General Portfolio Risks

The Fund will be subject to the risks associated with equity investments. “Equity investments” may include common stocks, preferred stocks, interests in real estate investment trusts, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants, stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities. In general, the values of equity investments fluctuate in response to the activities of individual companies and in response to general market and economic conditions. Accordingly, the values of the equity investments that the Fund holds may decline over short or extended periods. The stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. This volatility means that the value of your investment in the Fund may increase or decrease. In recent years, certain stock markets have experienced substantial price volatility.

To the extent that the Fund invests in fixed-income securities, the Fund will also be subject to the risks associated with its fixed-income securities. These risks include interest rate risk, credit risk and call/extension risk. In general, interest rate risk involves the risk that when interest rates decline, the market value of fixed-income securities tends to increase. Conversely, when interest rates increase, the market value of fixed-income securities tends to decline. Credit risk involves the risk that an issuer or guarantor could default on its obligations, and the Fund will not recover its investment. Call risk and extension risk are normally present when the borrower has the option to prepay its obligations.

The Investment Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for the Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains taxable to shareholders. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the Fund’s portfolio securities, excluding securities having a maturity at the date of purchase of one year or less.

The following sections provide further information on certain types of securities and investment techniques that may be used by the Fund, including their associated

39

risks. Additional information is provided in the Additional Statement, which is available upon request. Among other things, the Additional Statement describes certain fundamental investment restrictions that cannot be changed without shareholder approval. You should note, however, that the Fund’s investment objectives and all investment policies not specifically designated as fundamental are non-fundamental, and may be changed without shareholder approval. If there is a change in the Fund’s investment objective, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

B. Other Portfolio Risks

Risks of Short Selling. The Fund expects to engage in short selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security, then must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which may result in a loss or gain, respectively. Unlike purchasing a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the stock at the time of the short sale.

The Fund may, during the term of any short sale, withdraw the cash proceeds of such short sale and use these cash proceeds to purchase additional securities or for any other Fund purposes. Because cash proceeds are Fund assets which are typically used to satisfy the collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Fund to post as collateral other securities that it owns. If the Fund reinvests the cash proceeds, the Fund might be required to post an amount greater than its net assets (but less than its total assets) as collateral. For these or other reasons, the Fund might be required to liquidate long and short positions at times that may be disadvantageous to the Fund.

The Fund also may make short sales against the box, in which the Fund enters into a short sale of a security which it owns or has the right to obtain at no additional cost.

Risks of Investing in Small Capitalization and Mid-Capitalization Companies. The Fund may, to the extent consistent with its investment policies, invest in small and mid-capitalization companies. Investments in small and mid-capitalization companies involve greater risk and portfolio price volatility than investments in

40

APPENDIX A

larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small and mid-capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. In addition, these securities are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small and mid-capitalization companies include “unseasoned” issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Small and mid-capitalization companies may be operating at a loss or have significant variations in operating results; may be engaged in a rapidly changing business with products subject to a substantial risk of obsolescence; may require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition. In addition, these companies may face intense competition, including competition from companies with greater financial resources, more extensive development, manufacturing, marketing, and other capabilities, and a larger number of qualified managerial and technical personnel. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small and mid-capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

Risks of Foreign Investments. The Fund may make foreign investments. Foreign investments involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers. Foreign investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and changes in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the currency in which the Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted

41

to U.S. dollars, the Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are higher than in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains distributions), limitations on the removal of funds or other assets from such countries, and risks of political or social instability or diplomatic developments which could adversely affect investments in those countries.

Concentration of the Fund’s assets in one or a few countries and currencies will subject the Fund to greater risks than if the Fund’s assets were not geographically concentrated.

Investment in sovereign debt obligations by the Fund involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden

42

APPENDIX A

to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

Investments in foreign securities may take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers. ADRs, GDRs and EDRs represent the right to receive securities of foreign issuers deposited in a bank or other depository. ADRs and certain GDRs are traded in the United States. GDRs may be traded in either the United States or in foreign markets. EDRs are traded primarily outside the United States. Prices of ADRs are quoted in U.S. dollars. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Risks of Euro. On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. In addition, Cyprus, the Czech Republic, Estonia, Hungary, Latvia, Lithuania, Malta, Poland, Slovakia and Slovenia became members of the EMU on May 1, 2004, but these countries will not adopt the euro as their new currency until they can show that their economies have converged with the economies of the euro zone.

The European Central Bank has control over each country’s monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is relatively new and untested. The elimination of currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot be fully assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union (“EU”) will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. In May and June 2005, voters in France and the Netherlands rejected ratification of the EU Constitution causing some other countries to postpone moves

43

towards ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund. Because of the number of countries using this single currency, a significant portion of the assets held by the Fund may be denominated in the euro.

Risks of Derivative Investments. The Fund’s transactions, if any, in futures, options on futures, swaps, structured securities and foreign currency transactions involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. The Fund may also invest in derivative investments for non-hedging purposes (that is, to seek to increase total return). Investing for non-hedging purposes is considered a speculative practice and presents even greater risk of loss.

Risks of Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities which cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

■	Both domestic and foreign securities that are not readily marketable
■	Repurchase agreements and time deposits with a notice or demand period of more than seven days
■	Certain structured securities and swap transactions
■	Certain restricted securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”).

Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Credit/Default Risks. Debt securities purchased by the Fund may include securities (including zero coupon bonds) issued by the U.S. government (and its agencies, instrumentalities and sponsored enterprises), foreign governments, domestic and foreign corporations, banks and other issuers. Some of these fixed-income securities

44

APPENDIX A

are described in the next section below. Further information is provided in the Additional Statement.

Debt securities rated BBB or higher by Standard & Poor’s Rating Group (“Standard & Poor’s”), Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable rating by another NRSRO are considered “investment grade.” Securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, the security is determined by the Investment Adviser to be of comparable credit quality. If a security satisfies the Fund’s minimum rating requirement at the time of purchase and is subsequently downgraded below that rating, the Fund will not be required to dispose of the security. If a downgrade occurs, the Investment Adviser will consider what action, including the sale of the security, is in the best interest of the Fund and its shareholders.

Temporary Investment Risks. The Fund may, for temporary defensive purposes, invest a certain percentage of its total assets in:

■	U.S. government securities
■	Commercial paper rated at least A-2 by Standard & Poor’s, P-2 by Moody’s or having a comparable rating by another NRSRO
■	Certificates of deposit
■	Bankers’ acceptances
■	Repurchase agreements
■	Non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year

When the Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

C. Portfolio Securities and Techniques

This section provides further information on certain types of securities and investment techniques that may be used by the Fund, including their associated risks.

The Fund may purchase other types of securities or instruments similar to those described in this section if otherwise consistent with the Fund’s investment

45

objectives and policies. Further information is provided in the Additional Statement, which is available upon request.

Foreign Currency Transactions. The Fund may, to the extent consistent with its investment policies, purchase or sell foreign currencies on a cash basis or through forward contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. The Fund may engage in foreign currency transactions for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Fund may enter into such transactions to seek to increase total return, which is considered a speculative practice. The Fund may also enter into foreign currency transactions to seek a closer correlation between the Fund’s overall currency exposures and the currency exposures of the Fund’s performance benchmark.

The Fund may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted. The Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date (e.g., the Investment Adviser may anticipate the foreign currency to appreciate against the U.S. dollar).

Currency exchange rates may fluctuate significantly over short periods of time, causing, along with other factors, the Fund’s NAV to fluctuate (when the Fund’s NAV fluctuates, the value of your shares may go up or down). Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on a contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or could force the Fund to cover its purchase or sale commitments, if any, at the current market price.

Structured Securities. The Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the

46

APPENDIX A

value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References.

The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than many types of securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

REITs. The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon the ability of the REITs’ managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Futures Contracts and Options on Futures Contracts. Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on a particular securities index. The Fund may also purchase and sell futures contracts based on various securities, foreign currencies and other financial instruments and indices. The Fund may engage in futures transactions on U.S. and foreign exchanges.

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in securities prices or, to the extent the Fund invests in foreign securities, currency exchange rates. The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Trust, on

47

behalf of the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore is not subject to registration or regulation as a pool operator under that Act with respect to the Fund.

Futures contracts and related options present the following risks:

■	While the Fund may benefit from the use of futures and options on futures, unanticipated changes in securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions.
■	Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.
■	The loss incurred by the Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
■	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV.
■	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.
■	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
■	Foreign exchanges may not provide the same protection as U.S. exchanges.

Equity Swaps. The Fund may invest in equity swaps. Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

An equity swap may be used by the Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps are derivatives and their value can be very volatile. To the extent that the Investment Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, the Fund may suffer a loss, which may be substantial. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, the Fund may suffer a loss if the counterparty defaults. Because equity swaps are normally illiquid, the Fund may be unable to terminate its obligations when desired.

48

APPENDIX A

When-Issued Securities and Forward Commitments. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.

Repurchase Agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. The Fund may enter into repurchase agreements with securities dealers and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation.

If the other party or “seller” defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

The Fund, together with other registered investment companies having advisory agreements with the Investment Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Preferred Stock, Warrants and Rights. The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the

49

occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Companies. The Fund may invest in securities of other investment companies (including exchange-traded funds such as SPDRs and iSharesSM, as defined below) subject to statutory limitations prescribed by the Investment Company Act of 1940. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund. Pursuant to an exemptive order obtained from the SEC, other investment companies in which the Fund may invest include money market funds which the Investment Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

Exchange-traded funds such as SPDRs and iSharesSM are shares of unaffiliated investment companies which are traded like traditional equity securities on a national securities exchange or the NASDAQ® National Market System.

■	Standard & Poor’s Depositary Receipts™. The Fund may, consistent with its investment policies, purchase Standard & Poor’s Depositary Receipts™ (“SPDRs”). SPDRs are securities traded on an exchange that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500®. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500®.

■	iSharesSM. iShares are shares of an investment company that invests substantially all of its assets in securities included in specified indices, including the MSCI indices for various countries and regions. iShares are listed on an exchange and were initially offered to the public in 1996. The market prices of

50

APPENDIX A

iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on an exchange. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchange necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Fund could be required to reconsider the use of iShares as part of its investment strategy.

Unseasoned Companies. The Fund may invest in companies which (together with their predecessors) have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

Corporate Debt Obligations. Corporate debt obligations include bonds, notes, debentures, commercial paper and other obligations of corporations to pay interest and repay principal. The Fund may invest in corporate debt obligations issued by U.S. and certain non-U.S. issuers which issue securities denominated in the U.S. dollar (including Yankee and Euro obligations). In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions and supranational entities (i.e., the World Bank, the International Monetary Fund, etc.).

Bank Obligations. The Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulations. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

U.S. Government Securities. The Fund may invest in U.S. Government securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government securities may be supported by (a) the full faith and

51

credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. Government securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

Custodial Receipts and Trust Certificates. The Fund may invest in custodial receipts and trust certificates representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities or other types of securities in which the Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes the Fund is not considered to be the owner of the underlying securities held in the custodial or trust account, the Fund may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, the Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The Fund may also invest in separately issued interests in custodial receipts and trust certificates.

Borrowings. The Fund can borrow money from banks and other financial institutions in amounts not exceeding one-third of its total assets for temporary or emergency purposes. The Fund may not make additional investments if borrowings exceed 5% of its total assets. Borrowings of securities in connection with short sales are not subject to this limitation.

52

Index

1 General Investment Management Approach

4 Fund Investment Objective and Strategies
4	Goldman Sachs Structured International Equity Flex Fund

6 Other Investment Practices and Securities

8 Principal Risks of the Fund

12 Fund Performance

13 Fund Fees and Expenses

16 Service Providers

21 Dividends

22 Shareholder Guide
22	How To Buy Shares
27	How To Sell Shares

36 Taxation

39 Appendix A Additional Information on Portfolio Risks, Securities and Techniques

Structured International Equity Flex Fund Prospectus (Institutional Shares)

FOR MORE INFORMATION

Annual/Semi-annual Report
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Before the date of this Prospectus, the Goldman Sachs Structured International Equity Flex Fund had not commenced operations. The annual report for the fiscal period ending August 31, 2006 will become available to shareholders in October 2006. A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund will be available in the Fund’s annual report dated August 31, 2006.

Statement of Additional Information
Additional information about the Fund and its policies is also available in the Fund’s Additional Statement. The Additional Statement is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund’s annual and semi-annual reports (when available), and the Additional Statement, are available free upon request by calling Goldman Sachs at 1-800-621-2550. You can also access and download the annual and semi-annual reports and the Additional Statement at the Fund’s website: http://www.gs.com/funds.

To obtain other information and for shareholder inquiries:

■ By telephone:	1-800-621-2550

■ By mail:	Goldman Sachs Funds, 71 S. Wacker Dr., Suite 500 Chicago, IL 60606-6306

■ By e-mail:	gs-funds@gs.com

■ On the Internet:	SEC EDGAR database – http://www.sec.gov Goldman Sachs – http://www.gs.com/funds

You may review and obtain copies of Fund documents (including the Additional Statement) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

The Fund’s investment company registration number is 811-5349.

GSAM® is a registered service mark of Goldman, Sachs & Co.

EQCOREPROINS

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 17, 2006
The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PART B
STATEMENT OF ADDITIONAL INFORMATION
DATED ________________, 2006
CLASS A SHARES
CLASS C SHARES
INSTITUTIONAL SHARES
GOLDMAN SACHS STRUCTURED U.S. EQUITY FLEX FUND
GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FLEX FUND
(Flex Portfolios of Goldman Sachs Trust)
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606
     This Statement of Additional Information (the “Additional Statement”) is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectuses for the Class A Shares, Class C Shares and Institutional Shares of: Goldman Sachs Structured U.S. Equity Flex Fund and Goldman Sachs Structured International Equity Flex Fund dated [         ] (the “Prospectuses”), as they may be further amended and/or supplemented from time to time, which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below or from institutions (“Service Organizations”) acting on behalf of their customers.
     The audited financial statements and related report of ___, independent registered public accounting firm, for each Fund will be available in each Fund’s Annual Report for the period ending August 31, 2006. A Fund’s Annual Report (when available) may be obtained upon request and without charge by calling Goldman, Sachs & Co. toll free at 800-621-2550.
     GSAM® is a registered service mark of Goldman, Sachs & Co.

====================================================================================================================================

The date of this Additional Statement is __________, 2006.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser to:
Goldman Sachs Structured U.S. Equity Flex Fund
Goldman Sachs Structured International Flex Fund
32 Old Slip
New York, New York 10005

GOLDMAN, SACHS & CO.
Distributor
85 Broad Street
New York, New York 10004

GOLDMAN, SACHS & CO.
Transfer Agent
71 South Wacker Drive
Suite 500
Chicago, Illinois 60606

Toll free (in U.S.) . . . 800-621-2550

INTRODUCTION
     Goldman Sachs Trust (the “Trust”) is an open-end, management investment company. The Trust is organized as a Delaware statutory trust and was established by a Declaration of Trust dated January 28, 1997. The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997. The following series of the Trust are described in this Additional Statement: Goldman Sachs Structured U.S. Equity Flex Fund (“Structured U.S. Equity Flex Fund”) and Goldman Sachs Structured International Equity Flex Fund (“Structured International Equity Flex Fund”) (collectively referred to herein as the “Funds”).
     The Trustees of the Trust have authority under the Declaration of Trust to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds and other series. Additional series may be added in the future from time to time. Each Fund currently offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. See “Shares of the Trust.”
     Goldman Sachs Asset Management, L.P. (“GSAM”) (formerly, Goldman Sachs Funds Management, L.P.), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”) serves as the Investment Adviser to the Funds. GSAM is sometimes referred to as an “Investment Adviser.” In addition, Goldman Sachs serves as each Fund’s distributor and transfer agent. Each Fund’s custodian is State Street Bank and Trust Company (“State Street”).
     The following information relates to and supplements the description of each Fund’s investment policies contained in the Prospectuses. See the Prospectuses for a more complete description of the Funds’ investment objectives and policies. Investing in the Funds entails certain risks and there is no assurance that a Fund will achieve its objective. Capitalized terms used but not defined herein have the same meaning as in the Prospectuses.
INVESTMENT OBJECTIVES AND POLICIES
     Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved. Each Fund is a diversified open-end management company as defined in the Investment Company Act of 1940, as amended (the “Act”). The investment objective and policies of each Fund, and the associated risks of each Fund, are discussed in the Funds’ Prospectuses, which should be read carefully before an investment is made. All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. However, with respect to each Fund, to the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in a Fund’s policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) or total assets (not including securities lending collateral and any investment of that collateral) in the particular type of investment suggested by its name. Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.

     Each Fund’s share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.
     The following discussion supplements the information in the Funds’ Prospectuses.
General Information Regarding The Funds
     The Investment Adviser may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights and synthetic and derivative instruments that have economic characteristics similar to equity securities (“equity investments”). The Investment Adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers, in choosing a Fund’s securities. The Investment Adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The Investment Adviser is able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Adviser, as well as information provided by other securities dealers. Equity investments in a Fund’s portfolio will generally be sold when the Investment Adviser believes that the market price fully reflects or exceeds the investments’ fundamental valuation or when other more attractive investments are identified.
     Quantitative Style Funds. The Funds are managed using both quantitative and fundamental techniques. This investment process and the proprietary multifactor model used to implement it are discussed below.
     Investment Process. The Investment Adviser begins with a broad universe of U.S. equity investments for the Structured U.S. Equity Flex Fund and a broad universe of foreign equity investments for Structured International Equity Flex Fund. As described more fully below, the Investment Adviser uses a proprietary multifactor model (the “Multifactor Model”) to forecast the returns of different markets, currencies and individual securities.
     In building a diversified portfolio for each Fund, the Investment Adviser utilizes optimization techniques to seek to construct the most efficient risk/return portfolio given each Fund’s benchmark. Each portfolio is primarily composed of securities rated highest by the foregoing investment process or those that the Investment Adviser believes maximize the portfolio’s risk/return tradeoff characteristics and industry weightings similar to the relevant Fund’s benchmark.
     Multifactor Models. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies and individual equity investments according to fundamental investment characteristics. The Structured U.S. Equity Flex Fund uses one Multifactor Model to forecast the returns of securities held in the Fund’s portfolio. The Structured International Equity Flex Fund uses several Multifactor Models to forecast returns. Currently, the Structured International Equity Flex Fund uses one model to forecast equity market returns, one model to forecast currency returns and six separate regional models to forecast individual equity security returns in 21 different countries. Despite this variety, all individual equity Multifactor Models incorporate common variables including measures of value, price momentum, profitability, earnings quality, management impact and analyst sentiment. All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.
     The weightings assigned to the factors in the individual equity Multifactor Models used by the Funds are derived using a statistical formulation that considers each factor’s historical performance in different market environments. As such, the Multifactor Models are designed to evaluate each security using factors that are statistically related to returns over the long run. Because they include many disparate factors, the Investment Adviser believes that all the Multifactor Models are broader in scope and provide a more thorough evaluation than traditional investment processes. Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics. By using a variety of relevant factors to select securities, currencies or markets, the Investment Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select such investments.
     The Investment Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities, currencies or markets are selected for or weighted in a Fund. Such changes (which may be the result of changes in the Multifactor Models or the method of applying the Multifactor Models) may include: (i) evolutionary changes to the structure of the Multifactor Models (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which a Fund uses futures); or (iii) changes in the method by which securities, currencies or markets are weighted in a Fund. Any such changes will preserve a Fund’s basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.
     Other Information. Since normal settlement for equity investments is three trading days (for certain international markets settlement may be longer), the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund’s net assets. The Structured U.S. Equity Flex Fund may enter into futures transactions only with respect to the S&P 500TM Index. The Structured International Equity Flex Fund may purchase other types of futures contracts. For example, if cash balances are equal to 5% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 5% of the Fund’s net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.
Corporate Debt Obligations
     Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. Corporate debt obligations include bonds, notes, debentures and other obligations of corporations to pay interest and repay principal. The Funds may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
     Fixed income securities rated BBB or Baa are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers’ capacity to pay interest and repay principal. Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Fund’s Investment Adviser will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments. The Investment Adviser continually monitors the investments in a Fund’s portfolio and evaluates whether to dispose of or to retain corporate debt obligations whose credit ratings or credit quality may have changed.
Commercial Paper and Other Short-Term Corporate Obligations
     The Funds may invest in commercial paper and other short-term obligations issued or guaranteed by U.S. corporations, non-U.S. corporations or other entities. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.
U.S. Government Securities
     Each Fund may invest in U.S. Government Securities. Some U.S. Government Securities (such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance) are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises, are supported either by (i) the right of the issuer to borrow from the U.S. Treasury, (ii) the discretionary authority of the U.S. government to purchase certain obligations of the issuer or (iii) only the credit of the issuer. The U.S. government is under no legal obligation, in general, to purchase the obligations of its agencies, instrumentalities or sponsored enterprises. No assurance can be given that the U.S. government will provide financial support to the U.S. government agencies, instrumentalities or sponsored enterprises in the future.
     U.S. Government Securities include (to the extent consistent with the Act) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government, or its agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may also include (to the extent consistent with the Act) participations in loans made to foreign governments or their agencies that are guaranteed as to principal and interest by the U.S. government or its agencies, instrumentalities or sponsored enterprises. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations are regarded as illiquid.
     Each Fund may also purchase U.S. Government Securities in private placements and may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury that are traded independently under the separate trading of registered interest and principal of securities program (“STRIPS”). Each Fund may also invest in zero coupon U.S. Treasury Securities and in zero coupon securities issued by financial institutions which represent a proportionate interest in underlying U.S. Treasury Securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Bank Obligations
     Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation, time deposits, bankers’ acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.
     Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.
Zero Coupon Bonds
     Each Fund’s investments in fixed-income securities may include zero coupon bonds. Zero coupon bonds are debt obligations issued or purchased at a discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. A Fund will accrue income on such investments for each taxable year which (net of deductible expenses, if any) is distributable to shareholders and which, because no cash is generally received at the time of accrual, may require the liquidation of other portfolio securities to obtain sufficient cash to satisfy the Fund’s distribution obligations.
Variable and Floating Rate Securities
     The interest rates payable on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at pre-designated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.
Custodial Receipts and Trust Certificates
     Each Fund may invest in custodial receipts and trust certificates, which may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Funds may invest. The custodial receipts or trust certificates are underwritten by securities dealers or banks and may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trustee. As a holder of custodial receipts and trust certificates, the Funds will bear their proportionate share of the fees and expenses charged to the custodial account or trust. The Funds may also invest in separately issued interests in custodial receipts and trust certificates.
     Although under the terms of a custodial receipt or trust certificate the Funds would be typically authorized to assert their rights directly against the issuer of the underlying obligation, the Funds could be required to assert through the custodian bank or trustee those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Funds may be subject to delays, expenses and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
     Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of fixed income instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on the tax treatment of the interest or payments received on the derivative instruments and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.
Futures Contracts and Options on Futures Contracts
     Each Fund may purchase and sell futures contracts and may also purchase and write call and put options on futures contracts. The Structured U.S. Equity Flex Fund may enter into futures transactions only with respect to the S&P 500 Index. The Structured International Equity Flex Fund may purchase and sell futures contracts based on various securities, securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and related options transactions in order to seek to increase total return or to hedge against changes in interest rates, securities prices or, to the extent a Fund invests in foreign securities, currency exchange rates, or to otherwise manage its term structure, sector selection and duration in accordance with its investment objective and policies. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds.
     Futures contracts entered into by a Fund have historically been traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the “CFTC”) or with respect to certain funds, on foreign exchanges. More recently, certain futures may also be traded either over-the-counter or on trading facilities such as derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the CFTC. Also, certain single stock futures and narrow based security index futures may be traded either over-the-counter or on trading facilities such as contract markets, derivatives transaction execution facilities and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC, or on foreign exchanges.
     Neither the CFTC, National Futures Association, SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States exchanges. In particular, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Similarly, these persons may not have the protection of the U.S. securities laws.
     Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).
     When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the Structured International Equity Flex Fund can purchase and sell futures contracts on a specified currency in order to seek to increase total return or to protect against changes in currency exchange rates. For example, the Structured International Equity Flex Fund can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that the Fund has acquired or expects to acquire. As another example, the Fund may enter into futures transactions to seek a closer correlation between the Fund’s overall currency exposures and the currency exposures of the Fund’s performance benchmark.
     Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While a Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.
     Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a “short” position in the futures market by selling futures contracts to seek to hedge against an anticipated rise in interest rates or a decline in market prices or (in the case of the Structured International Equity Flex Fund) foreign currency rates that would adversely affect the dollar value of such Fund’s portfolio securities. Similarly, the Structured International Equity Flex Fund may sell futures contracts on a currency in which its portfolio securities are quoted or denominated, or sell futures contracts on one currency to seek to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Investment Adviser, there is a sufficient degree of correlation between price trends for the Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.
     On other occasions, the Fund may take a “long” position by purchasing such futures contracts. This may be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.
     Options on Futures Contracts. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.
     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated (upon the exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.
     Other Considerations. A Fund will engage in transactions in futures contracts and related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”) for maintaining its qualification as a regulated investment company for federal income tax purposes. Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in certain cases, require the Fund to segregate cash or liquid assets in an amount equal to the underlying value of such contracts and options. A Fund may cover its transactions in futures contracts and related options through the segregation of cash or liquid assets, or by other means, in any manner permitted by applicable law.
     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. When futures contracts and options are used for hedging purposes, perfect correlation between a Fund’s futures position and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.
     Perfect correlation between a Fund’s futures positions and portfolio positions will be difficult to achieve, particularly where futures contracts based on individual equity or corporate fixed-income securities are currently not available. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors unrelated to currency fluctuations. The profitability of a Fund’s trading in futures depends upon the ability of the Investment Adviser to analyze correctly the futures markets.
Real Estate Investment Trusts
     Each Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.
     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.
Warrants and Stock Purchase Rights
     Each Fund may invest in warrants or rights (in addition to those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Investment Adviser for investment by the Fund. The Funds have no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Foreign Securities
     Each Fund may invest in securities of foreign issuers. The Structured International Equity Flex Fund will invest primarily in foreign securities under normal circumstances. With respect to the Structured U.S. Equity Flex Fund, equity securities of foreign issuers must be traded in the United States.
     Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Investment Adviser, to offer the potential for long-term growth of capital and income, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.
     Investing in foreign securities involves certain special risks, including those discussed in the Funds’ Prospectuses and those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, a Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The Structured International Equity Flex Fund may be subject to currency exposure independent of its securities positions. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk.
     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.
     Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. The securities of foreign issuers may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States, and the legal remedies for investors may be more limited than the remedies available in the United States.
     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund’s assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the movement of funds and other assets between different countries, political or social instability, or diplomatic developments which could adversely affect a Fund’s investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and (except for Structured U.S. Equity Flex Fund) may also invest in European Depositary Receipts (“EDRs”) or other similar instruments representing securities of foreign issuers (together, “Depositary Receipts”).
     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.
     To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. However, by investing in Depositary Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund may avoid currency risks during the settlement period for purchases and sales.
     Forward Foreign Currency Exchange Contracts. The Structured U.S. Equity Flex Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Structured International Equity Flex Fund may enter into forward foreign currency exchange contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.
     At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are often, but not always, effected with the currency trader who is a party to the original forward contract.
     A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.
     Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund’s portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange, which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund’s foreign assets.
     Each Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency. In addition, certain Funds may enter into foreign currency transactions to seek a closer correlation between a Fund’s overall currency exposures and the currency exposures of a Fund’s performance benchmark.
     The Structured International Equity Flex Fund may also enter into forward contracts to seek to increase total return. Unless otherwise covered in accordance with applicable regulations, cash or liquid assets of the Fund will be segregated in an amount equal to the value of the Fund’s commitments with respect to the consummation of forward foreign currency exchange contracts. If the value of the segregated assets declines, additional cash or liquid assets will be segregated so that the value of the assets will equal the amount of a Fund’s commitments with respect to such contracts.
     While a Fund may enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.
     Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. In addition, the institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.
Currency Swaps
     The Structured International Equity Flex Fund may enter into currency swaps for both hedging purposes and to seek to increase total return. Currency swaps involve the exchange by the Fund with another party of their respective rights to make or receive payments in specified currencies. In particular, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the Fund’s potential exposure in a transaction involving a currency swap is covered by the segregation of cash or liquid assets or otherwise, the Fund and the Investment Adviser believe that currency swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.
     The Fund will not enter into transactions involving currency swaps unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, credit quality, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. The Investment Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in currency swaps.
Preferred Securities
     Each Fund may invest in preferred securities. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.
Equity Swaps
     Each Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances, including circumstances where direct investment in the securities is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
     A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds’ potential exposure, the Funds and their Investment Adviser believe that transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.
     A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations.

When-Issued Securities and Forward Commitments
     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis beyond the customary settlement time. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will generally purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund’s duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is generally required to segregate, until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price unless the Fund’s obligations are otherwise covered. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.
Investment in Unseasoned Companies
     Each Fund may invest in companies (including predecessors) which have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
Other Investment Companies
     A Fund reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies (including exchange-traded funds such as Standard & Poor’s Depositary Receipts in (“SPDRs”) and iSharessm, as defined below) but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Investment Adviser or any of its affiliates serves as investment adviser, administrator and/or distributor. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management fees (and other expenses) paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an investment adviser or any of its affiliates acts as investment adviser, the management fees payable by the Fund to an investment adviser will, to the extent required by the SEC, be reduced by an amount equal to the Fund’s proportionate share of the management fees paid by such money market fund to its investment adviser. Although the Funds do not expect to do so in the foreseeable future, each Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

     Exchange-traded funds are shares of unaffiliated investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the National Association of Securities Dealers Automated Quotations System (“NASDAQ”) National Market System. SPDRs are interests in a unit investment trust (“UIT”) that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on a stock exchange). The UIT was established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500”). SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price activity of the S&P 500. The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (i) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P 500, (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (iii) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value of the S&P 500 and the net asset value of a Portfolio Deposit.
     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, an investor must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, an investor will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.
     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.
     The Structured International Equity Flex Fund may also purchase shares of investment companies investing primarily in foreign securities, including “country funds.” Country funds have portfolios consisting primarily of securities of issuers located in specified foreign countries or regions. The Fund may, subject to the limitations stated above, invest in iSharessm and similar securities that invest in securities included in specified indices, including the MSCI indices for various countries and regions. iSharessm are listed on a stock exchange and were initially offered to the public in 1996. The market prices of iSharessm are expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of iSharessm on a stock exchange. However, iSharessm have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iSharessm for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of a stock exchange necessary to maintain the listing of iSharessm will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iSharessm should occur in the future, the liquidity and value of the Fund’s shares could also be substantially and adversely affected. If such disruptions were to occur, the Fund could be required to reconsider the use of iSharessm as part of its investment strategy.
Repurchase Agreements
     Each Fund may enter into repurchase agreements with banks, brokers and securities dealers which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Structured International Equity Flex Fund may also enter into repurchase agreements involving certain foreign government securities. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund’s custodian (or subcustodian). The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.
     For purposes of the Act and generally for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not always clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.
     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.
     The Funds, together with other registered investment companies having advisory agreements with the Investment Adviser or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.
Short Sales
     The use of short sales is a primary strategy of the Funds. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.
     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale, and will be also decreased by any transaction or other costs. [A Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund.]
     Until a Fund replaces a borrowed security in connection with a short sale, the Fund will (a) segregate cash or liquid assets at such a level that the segregated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law.
     There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.
     In addition to the short sales discussed above, the Funds may make short sales “against the box,” a transaction in which a Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost. The Fund does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.
Portfolio Turnover
     Each Fund may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity securities, or for other reasons. It is anticipated that the portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.
INVESTMENT RESTRICTIONS
     The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the affected Fund. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the Act, a “majority of the outstanding voting securities” means the lesser of the vote of (i) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (ii) more than 50% of the shares of the Trust or a Fund.

     For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds’ fundamental investment restriction no. 3, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.
     A Fund may not:
(1)	Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(2)	Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). (For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.) This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities.

(3)	Borrow money, except (a) each Fund, to the extent permitted by applicable law, may borrow from banks (as defined in the Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) each Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) each Fund may purchase securities on margin to the extent permitted by applicable law and (e) each Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

(4)	Make loans, except through (a) the purchase of debt obligations in accordance with the Fund’s investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities as permitted by applicable law, and (d) loans to affiliates of the Fund to the extent permitted by law.

(5)	Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

(6)	Purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

(7)	Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(8)	Issue senior securities to the extent such issuance would violate applicable law.
     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same fundamental investment objective, restrictions and policies as the Fund.
     For purposes of investment limitation no. 3 above, short sales of securities are not considered to involve borrowings of money. For purposes of investment limitation no. 5 above, securities that are sold short by a Fund are deemed to be “portfolio securities.”
     In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders. Again, for purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities by the Fund.
     A Fund may not:
(a)	Invest in companies for the purpose of exercising control or management.

(b)	Invest more than 15% of the Fund’s net assets in illiquid investments including illiquid repurchase agreements with a notice or demand period of more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”).

(c)	Purchase additional securities if the Fund’s borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets. (Borrowings of securities in connection with short sales are not subject to this limitation.)
TRUSTEES AND OFFICERS
     The business and affairs of the Funds are managed under the direction of the Board of Trustees subject to the laws of the State of Delaware and the Trust’s Declaration of Trust. The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise each Fund’s daily business operations.
Trustees of the Trust
     Information pertaining to the Trustees of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent

Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”

			Independent Trustees
				Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name,	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]
Ashok N. Bakhru Age: 63	Chairman of the Board of Trustees	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President — Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004); Trustee of the Walnut Street Theater (1992-2004); Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors — III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).	65	None

			Chairman of the Board of Trustees — Goldman Sachs Mutual Fund Complex (registered investment companies).

John P. Coblentz, Jr. Age: 64	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003).	65	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Patrick T. Harker Age: 47	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000).	65	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

			Independent Trustees
				Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name,	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]
Mary P. McPherson Age: 70	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); Director, American School of Classical Studies in Athens (1997-Present); and, Trustee, Emeriti Retirement Health Solutions (post-retirement medical insurance program for not-for-profit institutions) (since 2005).	65	None

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Wilma J. Smelcer Age: 56	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004).	65	Lawson Products Inc. (distributor of industrial products).

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Richard P. Strubel Age: 66	Trustee	Since 1987	Vice Chairman and Director, Cardean Learning Group (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999).	65	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Cardean Learning Group (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

			Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

Independent Trustees
Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name,	Held with	Time	Principal Occupation(s)	Overseen by	Other Directorships
Address and Age[1]	the Trust[2]	Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]
*Alan A. Shuch Age: 56	Trustee	Since 1990	Advisory Director — GSAM (May 1999- Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999).	65	None

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

*Kaysie P. Uniacke Age: 44	Trustee &	Since 2001	Managing Director, GSAM (1997-Present).	65	None

	President	Since 2002	Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

President — Goldman Sachs Mutual Fund Complex (2002-Present) (registered investment companies).

Assistant Secretary — Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

Trustee — Gettysburg College.

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.

[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.

[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.

[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2005, the Trust consisted of 59 portfolios, including the Funds described in this Additional Statement, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.

[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Officers of the Trust
     Information pertaining to the officers of the Trust is set forth below.

Officers of the Trust
Position(s)
	Held	Term of Office
Name, Age	With the	and Length of	Principal Occupation(s)
And Address	Trust	Time Served[1]	During Past 5 Years
Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 44	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present). Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies).

President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary — Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

Trustee — Gettysburg College.

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 41	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer — Goldman Sachs Mutual Fund Complex (registered investment companies).

Philip V. Giuca, Jr. 32 Old Slip New York, NY 10005 Age: 43	Assistant Treasurer	Since 1997	Vice President, Goldman Sachs (May 1992-Present). Assistant Treasurer — Goldman Sachs Mutual Fund Complex (registered investment companies).

Peter Fortner 32 Old Slip New York, NY 10005 Age: 47	Assistant Treasurer	Since 2000	Vice President, Goldman Sachs (July 2000-Present); Associate, Prudential Insurance Company of America (November 1985-June 2000); and Assistant Treasurer, certain closed-end funds administered by Prudential (1999 and 2000).

Assistant Treasurer — Goldman Sachs Mutual Fund Complex (registered investment companies).

Kenneth G. Curran 32 Old Slip New York, NY 10005 Age: 41	Assistant Treasurer	Since 2001	Vice President, Goldman Sachs (November 1998-Present); and Senior Tax Manager, KPMG Peat Marwick (accountants) (August 1995-October 1998).

Assistant Treasurer — Goldman Sachs Mutual Fund Complex (registered investment companies).

Charles Rizzo 32 Old Slip New York, NY 10005 Age: 48	Assistant Treasurer	Since 2005	Vice President, Goldman Sachs (August 2005-Present); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (April 2003-June 2005); Director, Tax and Financial Reporting, Deutsche Asset Management (August 2002-April 2003); Vice President and Treasurer, Deutsche Global Fund Services (August 1999-August 2002).

Assistant Treasurer — Goldman Sachs Mutual Fund Complex (registered investment companies).

Officers of the Trust
Position(s)
	Held	Term of Office
Name, Age	With the	and Length of	Principal Occupation(s)
And Address	Trust	Time Served[1]	During Past 5 Years
James A. Fitzpatrick 71 South Wacker Drive Suite 500 Chicago, IL 60606 Age: 45	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Jesse Cole 71 South Wacker Drive Suite 500 Chicago, IL 60606 Age: 42	Vice President	Since 1998	Vice President, GSAM (June 1998-Present); and Vice President, AIM Management Group, Inc. (investment adviser) (April 1996-June 1998).

Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Kerry K. Daniels 71 South Wacker Drive Suite 500 Chicago, IL 60606 Age: 42	Vice President	Since 2000	Manager, Financial Control — Shareholder Services, Goldman Sachs (1986-Present). Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

James McNamara 32 Old Slip New York, NY 10005 Age: 43	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President — Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee — Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 40	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

Dave Fishman 32 Old Slip New York, NY 10005 Age: 41	Assistant Secretary	Since 2001	Managing Director, Goldman Sachs (December 2001-Present); and Vice President, Goldman Sachs (1997-December 2001).

Assistant Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies).

Danny Burke 32 Old Slip New York, NY 10005 Age: 43	Assistant Secretary	Since 2001	Vice President, Goldman Sachs (1987-Present). Assistant Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies).

Officers of the Trust
Position(s)
	Held	Term of Office
Name, Age	With the	and Length of	Principal Occupation(s)
And Address	Trust	Time Served[1]	During Past 5 Years
Elizabeth D. Anderson 32 Old Slip New York, NY 10005 Age: 36	Assistant Secretary	Since 1997	Managing Director, Goldman Sachs (December 2002-Present); Vice President, Goldman Sachs (1997-December 2002) and Fund Manager, GSAM (April 1996-Present).

Assistant Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies).

Peter V. Bonanno 32 Old Slip New York, NY 10005 Age: 37	Assistant Secretary	Since 2003	Vice President and Associate General Counsel, Goldman Sachs (2002-Present); Vice President and Assistant General Counsel, Goldman Sachs (1999-2002).

Assistant Secretary — Goldman Sachs Mutual Fund Complex (registered investment companies).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
Standing Board Committees
     The Board of Trustees has established seven standing committees in connection with their governance of the Funds — Audit, Governance and Nominating, Compliance, Valuation, Dividend, Schedule E, and Contract Review.
     The Audit Committee oversees the audit process and provides assistance to the full Board of Trustees with respect to fund accounting, tax compliance and financial statement matters. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board of Trustees a firm of independent certified public auditors to audit the books and records of the Trust for the ensuing year, and reviews with the firm the scope and results of each audit. All of the Independent Trustees serve on the Audit Committee. The Audit Committee held four meetings during the fiscal year ended August 31, 2005.
     The Governance and Nominating Committee has been established to: (i) assist the Board of Trustees in matters involving mutual fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not “interested persons” of the Trust or its investment adviser or distributor (as defined by the Act); and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Governance and Nominating Committee. The Governance and Nominating Committee held two meetings during the fiscal year ended August 31, 2005. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Governance and Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Funds’ Prospectuses and should be directed to the attention of the Goldman Sachs Governance and Nominating Committee.

     The Compliance Committee has been established for the purpose of overseeing the compliance processes: (i) of the Funds; and (ii) insofar as they relate to services provided to the Funds, of the Funds’ Investment Adviser, distributor, administrator (if any), and transfer agent, except that compliance processes relating to the accounting and financial reporting processes, and certain related matters, are overseen by the Audit Committee. In addition, the Compliance Committee provides assistance to the full Board of Trustees with respect to compliance matters. The Compliance Committee was formed on May 6, 2004 and met three times during the fiscal year ended August 31, 2005. All of the Independent Trustees serve on the Compliance Committee.
     The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust’s Valuation Procedures. Mr. Shuch and Ms. Uniacke serve on the Valuation Committee. The Valuation Committee met nine times during the fiscal year ended August 31, 2005.
     The Dividend Committee is authorized, subject to the ratification of Trustees who are not members of the committee, to declare dividends and capital gain distributions consistent with each Fund’s Prospectus. Currently, the sole member of the Trust’s Dividend Committee is Ms. Uniacke. During the fiscal year ended August 31, 2005, the Dividend Committee held thirty meetings with respect to all of the Funds of the Trust.
     The Schedule E Committee is authorized to address potential conflicts of interest regulated by the National Association of Securities Dealers, Inc. (“NASD”). Currently, the sole member of the Trust’s Schedule E Committee is Mr. Bakhru. The Schedule E Committee did not meet during the fiscal year ended August 31, 2005.
     The Contract Review Committee has been established for the purpose of overseeing the processes of the Board of Trustees for approving and monitoring the Funds’ investment management, distribution, transfer agency and other agreements with the Fund’s Investment Adviser and its affiliates. The Contract Review Committee is also responsible for overseeing the Board of Trustees processes for approving and reviewing the operation of the Funds’ distribution, service, shareholder administration and other plans, and any agreements related to the plans, whether or not such plans and agreements are adopted pursuant to Rule 12b-1 under the 1940 Act. The Contract Review Committee also provides appropriate assistance to the Board of Trustees in connection with the Board’s approval, oversight and review of the Funds’ other service providers including, without limitation, the Funds’ custodian/accounting agent, sub-transfer agents, professional (legal and accounting) firms and printing firms. The Contract Review Committee was formed on November 4, 2004 and met three times during the fiscal year ended August 31, 2005. All of the Independent Trustees serve on the Contract Review Committee.
Trustee Ownership of Fund Shares
     The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and other portfolios of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. Prior to the date of this Additional Statement, the Funds did not offer their shares for purchase by the public.

		Aggregate Dollar
		Range of Equity
		Securities in All
		Portfolios in Fund
	Dollar Range of	Complex Overseen By
Name of Trustee	Equity Securities in the Funds[1]	Trustee[2]

Ashok N. Bakhru	$0	Over $100,000

John P. Coblentz, Jr.	$0	Over $100,000

Patrick T. Harker	$0	Over $100,000

Mary P. McPherson	$0	Over $100,000

Alan A. Shuch	$0	Over $100,000

Richard P. Strubel	$0	Over $100,000

Wilma J. Smelcer	$0	Over $100,000

Kaysie P. Uniacke	$0	Over $100,000

[1]	Includes the value of shares beneficially owned by each Trustee in each Fund described in this Additional Statement as of ____________, 2006.

[2]	Includes Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. As of August 31, 2005, Goldman Sachs Trust consisted of 61 portfolios and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios.
     As of December 31, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.
Board Compensation
     The Trust pays each Independent Trustee an annual fee for his or her services as a Trustee of the Trust, plus an additional fee for each regular and special telephonic Board meeting and Governance and Nominating Committee, Compliance Committee, Contract Review Committee and Audit Committee meeting attended by such Trustee. The Independent Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings. The Trust may also pay the incidental costs of a Trustee to attend training or other types of conferences relating to the investment company industry.
     The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended August 31, 2005:

Trustee Compensation
Fund

		Structured	Pension or Retirement	Total Compensation From
	Structured U.S.	International	Benefits Accrued as Part of	Fund Complex (including
Name of Trustee	Equity Flex	Equity Flex	the Trust's Expenses	the Funds)[2]

Ashok N. Bakhru[1]	$0	$0		$222,000.00

John P. Coblentz, Jr.	0	0		152,000.00

Patrick T. Harker	0	0		152,000.00

Mary P. McPherson	0	0		152,000.00

Alan A. Shuch	0	0		0

Wilma J. Smelcer	0	0		152,000.00

Richard P. Strubel	0	0		152,000.00

Kaysie P. Uniacke	0	0		0

[1]	Includes compensation as Board Chairman.

[2]	The Fund Complex consists of Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust. Goldman Sachs Trust consisted of 61 portfolios and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios as of August 31, 2005.
Miscellaneous
     Class A Shares of the Funds may be sold at net asset value without payment of any sales charge to Goldman Sachs, its affiliates and their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals. These and the Funds’ other sales load waivers are due to the nature of the investors and/or the reduced sales effort and expense that are needed to obtain such investments.
     The Trust, its Investment Adviser and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Act that permit personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Funds.
MANAGEMENT SERVICES
     As stated in the Funds’ Prospectuses, GSAM (formerly, Goldman Sachs Funds Management, L.P.), 32 Old Slip, New York, New York, 10005 serves as Investment Adviser to the Structured U.S. Equity Flex and Structured International Equity Flex Funds. GSAM is a subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs.
     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the United States and in Bangkok, Beijing, Buenos Aires, Calgary, Dublin, Frankfurt, Geneva, George Town, Hong Kong, Johannesburg, London, Madrid, Mexico City, Milan, Moscow, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Stockholm, Sydney, Taipei, Tokyo, Toronto, and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of

Goldman Sachs in the world’s financial markets enhances its ability to identify attractive investments. Goldman Sachs has agreed to permit the Funds to use the name “Goldman Sachs” or a derivative thereof as part of each Fund’s name for as long as a Fund’s Management Agreement is in effect.
     The Investment Adviser is able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. The Goldman Sachs Global Investment Research Department covers approximately 2,400 companies, over 50 economies and over 25 markets. The in-depth information and analyses generated by Goldman Sachs’ research analysts are available to the Investment Adviser.
     For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor’s annual “All-America Research Team” survey. In addition, many of Goldman Sachs’ economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the United States and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics to structure and evaluate portfolios.
     In managing the Funds, the Investment Adviser has access to Goldman Sachs’ economics research. The Economics Research Department based in London, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movements worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs’ international research team has brought wide recognition to its members. The team has earned top rankings in various external surveys such as Extel, Institutional Investor and Reuters. These rankings acknowledge the achievements of the firm’s economists, strategists and equity analysts.
     In allocating assets among foreign countries and currencies for the Funds which can invest in foreign securities (in particular, the Structured International Equity Flex Fund), the Investment Adviser will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, the Investment Adviser will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs’ research professionals to produce an optimal currency and asset allocation for the level of risk suitable for a Fund given its investment objectives and criteria.
     The Management Agreement provides that GSAM, in its capacity as Investment Adviser, may render similar services to others as long as the services under the Management Agreement are not impaired thereby. The Management Agreement for the Fund was initially approved by the Trustees, including a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on ____________, 2006. A discussion regarding the Trustees’ basis for approving the Management Agreement will be available in the Funds’ annual reports dated August 31, 2006.
     The Management Agreement will remain in effect until June 30, 2006 and will continue in effect with respect to the applicable Fund from year to year thereafter provided such continuance is specifically approved at least annually by (i) the vote of a majority of such Fund’s outstanding voting securities or a majority of the Trustees of the Trust, and (ii) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.
     The Management Agreement will terminate automatically if assigned (as defined in the Act). The Management Agreement is also terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the applicable Fund on 60 days’ written notice to the Investment Adviser and by the Investment Adviser on 60 days’ written notice to the Trust.
     Pursuant to the Management Agreement the Investment Adviser is entitled to receive the fees set forth below, payable monthly based on such Fund’s average daily net assets.

Fund	Management Fee

GSAM
Structured U.S. Equity Flex Fund	%

Structured International Equity Flex Fund	%

     In addition to providing advisory services, under its Management Agreement, the Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund’s expense: (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund’s records; and (v) provides office space and all necessary office equipment and services.

Portfolio Managers — Other Accounts Managed by the Portfolio Managers
The following tables disclose other accounts within each type of category listed below for which the portfolio managers are jointly and primarily responsible for day to day portfolio management.

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
	Registered						Registered
Name of	Investment		Other Pooled		Other		Investment		Other Pooled		Other
Portfolio Manager	Companies		Investment Vehicles		Accounts		Companies		Investment Vehicles		Accounts
	Number of	Assets	Number of	Assets	Number of	Assets	Number of	Assets	Number of	Assets	Number of	Assets
	Accounts	Managed	Accounts	Managed	Accounts	Managed	Accounts	Managed	Accounts	Managed	Accounts	Managed

Structured International Equity Flex Fund
Quantitative Equity Team
Andrew Alford
Robert C. Jones

Structured U.S. Equity Flex Fund
Quantitative Equity Team
Andrew Alford
Robert C. Jones

*	The information is as of August 31, 2005.

     Conflicts of Interest. The Investment Adviser’s portfolio managers are often responsible for managing one or more of the Funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.
     The Investment Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Investment Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Investment Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Investment Adviser and the Funds have adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. The Investment Adviser conducts periodic reviews of trades for consistency with these policies. For more information about conflicts of interests that may arise in connection with the portfolio manager’s management of the Funds’ investments and the investments of other accounts, see “Potential Conflicts of Interest — Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts” and “Potential Conflicts Relating to Goldman Sachs’ and the Investment Adviser’s Proprietary Activities and Activities on Behalf of Other Accounts.”
Portfolio Managers — Compensation
     Quantitative Equity Team Base Salary and Performance Bonus. The Quantitative Equity Team’s (the “QE Team”) compensation packages for its portfolio managers are comprised of a base salary and performance bonus. The performance bonus is a function of each portfolio manager’s individual performance; his or her contribution to the overall performance of QE Team strategies; and annual revenues in the investment strategy which in part is derived from advisory fees and for certain accounts, performance based fees.
     The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the Team’s pre-tax performance exceeded performance benchmarks over a one, three and five year period; (2) whether the portfolio manager managed portfolios within a defined range around a targeted tracking error and risk budget; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. In addition the other factors that are also considered when the amount of performance bonus is determined: (1) whether the Team performed consistently with objectives and client commitments; (2) whether the Team achieved top tier rankings and ratings; and (3) whether the Team managed all similarly mandated accounts in a consistent manner. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations.
     The QE Team’s decision may also be influenced by the following: the performance of the Investment Adviser and anticipated compensation levels among competitive firms.

     The benchmark for the Structured U.S. Equity Flex Fund is the S&P 500 Index.
     The benchmark for the Structured International Equity Flex Fund is MSCI Europe, Australia, Far East (“EAFE”) Index (unhedged).
     Other Compensation. In addition to base salary and performance bonus, the Investment Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.
     Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
Portfolio Managers — Portfolio Managers’ Ownership of Securities in the Funds
     The Funds were not in operation prior to the date of this Additional Statement. Consequently, the Portfolio Managers owned no securities issued by the Funds.
Distributor and Transfer Agent
     Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor of shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust on behalf of each Fund. Shares of the Funds are offered and sold on a continuous basis by Goldman Sachs, acting as agent. Pursuant to the distribution agreement, after the Prospectuses and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the “Authorized Dealers”) to solicit subscriptions for Class A and Class C Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class C Shares (and in certain cases, Class A Shares), of such Fund shares.
     Goldman Sachs, 71 South Wacker Drive, Suite 500, Chicago, IL 60606 serves as the Trust’s transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to (i) record the issuance, transfer and redemption of shares, (ii) provide purchase and redemption confirmations and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust’s custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information, (vii) provide shareholders and certain regulatory authorities with tax-related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to    % of average daily net assets with respect to each Fund’s Institutional and Service Shares and    % of average daily net assets with respect to each Fund’s Class A and Class C Shares.
     The Trust’s distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.
Expenses
     The Trust, on behalf of each Fund, is responsible for the payment of each Fund’s respective expenses. The expenses include, without limitation, the fee payable to the Investment Adviser, the fees and expenses of the Trust’s custodian and subcustodians, transfer agent fees and expenses, pricing service fees and expenses, brokerage fees and commissions, filing fees for the registration or qualification of the Trust’s shares under federal or state securities laws, expenses of the organization of the Funds, fees and expenses incurred by the Trust in connection with membership in investment company organizations including, but not limited to, the Investment Company Institute, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs and its affiliates with respect to the Trust), expenses of preparing and setting in type Prospectuses, Additional Statements, proxy material, reports and notices and the printing and distributing of the same to the Trust’s shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its Distribution and Service Plans, compensation and expenses of its “non-interested” Trustees, the fees and expenses of pricing services, dividend expenses on short sales and extraordinary expenses, if any, incurred by the Trust. Except for fees and expenses under any Distribution and Service Plans applicable to a particular class and transfer agency fees and expenses, all Fund expenses are borne on a non-class specific basis.
     The imposition of the Investment Adviser’s fee, as well as other operating expenses, will have the effect of reducing the total return to investors. From time to time, the Investment Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering that Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.
     As of the date of this Additional Statement, the Investment Adviser voluntarily has agreed to reduce or limit certain “Other Expenses” (excluding management fees, distribution and service fees, transfer agency fees, dividend expenses on short sales, taxes, interest, brokerage, and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any expense offset arrangements) for the following Funds to the extent such expenses exceed the following percentage of each Fund’s average daily net assets:

Other
Fund	Expenses
Structured U.S. Equity Flex Fund		%
Structured International Equity Flex Fund		%
     Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.
     Fees and expenses borne by the Funds relating to legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the Investment Adviser’s costs of performing certain accounting services not being provided by a Fund’s custodian.
Custodian and Sub-Custodians
     State Street, 225 Franklin Street, Boston, MA 02110, is the custodian of the Trust’s portfolio securities and cash. State Street also maintains the Trust’s accounting records. State Street may appoint domestic and foreign sub-custodians and use depositories from time to time to hold certain securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust.
Independent Registered Public Accounting Firm
     PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. In addition to audit services, PricewaterhouseCoopers LLP prepares the Funds’ federal and state tax returns, and provides assistance on certain non-audit matters.
POTENTIAL CONFLICTS OF INTEREST
Summary
     The Goldman Sachs Group, Inc., including its affiliates and personnel (collectively for purposes of this “Potential Conflicts of Interest” section, “Goldman Sachs”), is a worldwide, full-service investment banking, broker-dealer, asset management and financial services organization, and a major participant in global financial markets. As a result, Goldman Sachs is engaged in many businesses and has interests in the global fixed income, currency, commodity, equity and other markets in addition to those related to the Funds, including as an investor, investment banker, research provider, investment manager, investment adviser, financier, advisor, market maker, proprietary trader, prime broker, lender and agent. Such additional businesses and interests may give rise to potential conflicts of interest. The following is a brief summary description of certain of these potential conflicts of interest:
•	While the Investment Adviser will make decisions for the Funds in accordance with its obligations to manage the Funds appropriately, the fees, compensation and other benefits (including relating to business relationships of Goldman Sachs) to Goldman Sachs arising therefrom may be greater as a result of certain portfolio, investment, service provider or other decisions made by the Investment Adviser than it would have been had other decisions been made which also might have been appropriate for the Funds.

•	Goldman Sachs, its sales personnel and other financial service providers may have conflicts associated with their promotion of the Funds or other dealings with the Funds that would create incentives for them to promote the Funds.

•	While the allocation of investment opportunities among Goldman Sachs, the Funds and other funds and accounts managed by Goldman Sachs may raise potential conflicts because of financial or other interests of Goldman Sachs or its personnel, the portfolio managers will not make allocation decisions based on such other factors.

•	The Investment Adviser will give advice to and make investment decisions for the Funds as it believes is in the fiduciary interests of the Funds. Advice given to the Funds or investment decisions made for the Funds may differ from, and may conflict with, advice given or investment decisions made for Goldman Sachs or other funds or accounts. Actions taken with respect to Goldman Sachs or other funds or accounts may adversely impact the Funds, and actions taken by the Funds may benefit Goldman Sachs or other funds or accounts.

•	Goldman Sachs will be under no obligation to provide to the Funds, or effect transactions on behalf of the Funds in accordance with, any market or other information, analysis, technical models or research in its possession.

•	To the extent permitted by the Act, the Funds may enter into transactions in which Goldman Sachs acts as principal, or in which Goldman Sachs acts on behalf of the Funds and the other parties to such transactions. Goldman Sachs will have potentially conflicting interests in connection with such transactions.

•	Goldman Sachs may act as broker, dealer, agent, lender or otherwise for the Funds and will retain all commissions, fees and other compensation in connection therewith.

•	Securities traded for the Funds may, but are not required to, be aggregated with trades for other funds or accounts managed by Goldman Sachs. When transactions are aggregated but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds.

•	Products and services received by the Investment Adviser or its affiliates from brokers in connection with brokerage services provided to the Funds and other funds or accounts managed by Goldman Sachs may disproportionately benefit other of such funds and accounts based on the relative amounts of brokerage services provided to the Funds and such other funds and accounts.

•	While the Investment Adviser will make proxy voting decisions as it believes appropriate and in accordance with the Investment Adviser’s policies designed to help avoid conflicts of interest, proxy voting decisions made by the Investment Adviser with respect to the Funds’ portfolio securities may favor the interests of other clients or businesses of other divisions or units of Goldman Sachs.

•	Regulatory restrictions (including relating to the aggregation of positions among different funds and accounts) and internal Goldman Sachs policies may restrict investment activities of the Funds. Information held by Goldman Sachs could have the effect of restricting investment activities of the Funds.
     Prospective investors should carefully review the following section of this document which more fully describes these and other potential conflicts of interest presented by Goldman Sachs’ other businesses and interests.
     As a registered investment adviser under the Adviser Act, the Investment Adviser is required to file a Form ADV with the U.S. Securities and Exchange Commission. Form ADV contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding the Investment Adviser. A copy of Part 1 of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Potential Conflicts Relating to Portfolio Decisions, the Sale of Fund Shares and the Allocation of Investment Opportunities.
Goldman Sachs’ Other Activities May Have an Impact on the Funds
     The Investment Adviser makes decisions for the Funds in accordance with its obligations as the Investment Adviser of the Funds. However, Goldman Sachs’ other activities may have a negative effect on the Funds. As a result of the various activities and interests of Goldman Sachs as described in the first paragraph under “Summary” above, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. It is also likely that the Funds will undertake transactions in securities in which Goldman Sachs makes a market or otherwise has other direct or indirect interests. In addition, while the Investment Adviser will make decisions for the Funds in accordance with its obligations to manage the Funds appropriately, the fees, compensation and other benefits (including relating to business relationships of Goldman Sachs) to Goldman Sachs arising therefrom may be greater as a result of certain portfolio, investment, service provider or other decisions made by the Investment Adviser for the Funds than they would have been had other decisions been made which also might have been appropriate for the Funds.
Goldman Sachs’ Financial and Other Interests and Relationships May Incentivize Goldman Sachs to Promote the Sale of Fund Shares

     Goldman Sachs, its sales personnel and other financial service providers, have interests in promoting sales of the Funds. With respect to Goldman Sachs and its personnel, the remuneration and profitability of activity relating to the Funds may be greater than the provision of other services and sales of other products that might be provided or offered. For example, Goldman Sachs may directly or indirectly receive a portion of the fees and commissions charged to the Funds. Such fees and commissions may be higher than for other products or services, and the remuneration and profitability to Goldman Sachs and such personnel resulting from transactions on behalf of the Funds may be greater than the remuneration and profitability resulting from other products.
     Goldman Sachs may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, Goldman Sachs regularly participates in industry and consultant sponsored conferences and may purchase educational data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Goldman Sachs understand the consultants’ points of view on the investment management process. Consultants and other third parties that provide consulting or other services to potential investors in the Funds may receive fees from Goldman Sachs or the Funds in connection with the distribution of shares in the Funds or other Goldman Sachs products. In addition, Goldman Sachs personnel, including employees of the Investment Adviser, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds or distribute the Funds. Goldman Sachs may, when it considers it appropriate, make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Goldman Sachs personnel may also make political contributions in accordance with law. As a result, those persons and institutions may have conflicts associated with their promotion of the Funds or other dealings with the Funds that would create incentives for them to promote the Funds or raise other conflicts.
Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Goldman Sachs Accounts
     Goldman Sachs has potential conflicts in connection with the allocation of investments or transaction decisions for the Funds, including in situations in which Goldman Sachs or its personnel (including personnel of the Investment Adviser) have interests. For example, the Funds may be competing for investment opportunities with current or future accounts or funds managed or advised by Goldman Sachs (including the Investment Adviser). These accounts or funds may provide greater fees or other compensation (such as performance based fees) to Goldman Sachs (including the Investment Adviser) or in which Goldman Sachs (including the Investment Adviser) or its personnel have an interest (collectively, the “Client/GS Accounts”).
     Goldman Sachs may manage or advise Client/GS Accounts that have investment objectives that are similar to those of the Funds and/or may seek to make investments in securities or other instruments in which the Funds may invest. This will create potential conflicts and potential differences among the Funds and other Client/GS Accounts, particularly where there is limited availability or limited liquidity for those investments. The Investment Adviser has developed policies and procedures that provide that they will allocate investment opportunities and make purchase and sale decisions among the Funds and other Client/GS Accounts in a manner that they consider, in their sole discretion and consistent with their fiduciary obligation to each Client/GS Account, to be reasonable and equitable over time.
     The Investment Adviser will make allocations for the Funds and other Client/GS Accounts with reference to numerous factors that may include, without limitation, relative sizes and expected future sizes of applicable accounts, investment objectives and guidelines, risk tolerance, availability of other investment opportunities, and available cash for investment. Although allocating orders among the Funds and other Client/GS Accounts may create potential conflicts of interest because of the interests of Goldman Sachs or its personnel or because Goldman Sachs may receive greater fees or compensation from one of the Client/GS Account’s allocated orders, the portfolio managers will not make allocation decisions based on such interests or greater fees or compensation.
     Allocation decisions among accounts may be more or less advantageous to any one account or group of accounts. The Investment Adviser may determine that an investment opportunity or particular purchases or sales are appropriate for one or more Client/GS Accounts or for themselves or an affiliate, but not for the Funds, or is appropriate for, or available to, the Funds but in different sizes, terms or timing than is appropriate for other Client/GS Accounts. Therefore, the amount, timing, structuring or terms of an investment by the Funds may differ from, and performance may be lower than, investments and performance of other Client/GS Accounts.
Other Potential Conflicts Relating to the Management of the Funds by the Investment Adviser
Potential Restrictions and Issues Relating to Information Held by Goldman Sachs
     From time to time and subject to the Investment Adviser’s policies and procedures regarding informational barriers, the Investment Adviser may consult with personnel in other areas of Goldman Sachs, or with persons unaffiliated with Goldman Sachs, or may form investment policy committees comprised of such personnel. The performance by such persons of obligations related to their consultation with personnel of the Investment Adviser could conflict with their areas of primary responsibility within Goldman Sachs or elsewhere. In connection with their activities with the Investment Adviser, such persons may receive information regarding the Investment Adviser’s proposed investment activities of the Funds that is not generally available to the public. There will be no obligation on the part of such persons to make available for use by the Funds any information or strategies known to them or developed in connection with their own client, proprietary or other activities. In addition, Goldman Sachs will be under no obligation to make available any research or analysis prior to its public dissemination.
     The Investment Adviser makes decisions for the Funds based on its investment programs. The Investment Adviser from time to time may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and its personnel. Goldman Sachs will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models.
     In addition, Goldman Sachs has no obligation to seek information or to make available to or share with the Funds any information, investment strategies, opportunities or ideas known to Goldman Sachs personnel or developed or used in connection with other clients or activities. Goldman Sachs and certain of its personnel, including the Investment Adviser’s personnel or other Goldman Sachs personnel advising or otherwise providing services to the Funds, may be in possession of information not available to all Goldman Sachs personnel, and such personnel may act on the basis of such information in ways that have adverse effects on the Funds.
     From time to time, Goldman Sachs may come into possession of material, non-public information or other information that could limit the ability of the Funds to buy and sell investments. The investment flexibility of the Funds may be constrained as a consequence. The Investment Adviser generally is not permitted to obtain or use material non-public information in effecting purchases and sales in public securities transactions for the Funds.
Potential Conflicts Relating to Goldman Sachs’ and the Investment Adviser’s Proprietary Activities and Activities On Behalf of Other Accounts
     The results of the investment activities of the Funds may differ significantly from the results achieved by Goldman Sachs for its proprietary accounts and from the results achieved by Goldman Sachs for other Client/GS Accounts. The Investment Adviser will manage the Funds and the other Client/GS Accounts they manage in accordance with their respective investment objectives and guidelines. However, Goldman Sachs may give advice, and take action, with respect to any current or future Client/GS Accounts that may compete or conflict with the advice the Investment Adviser may give to the Funds, or may involve a different timing or nature of action than with respect to the Funds.
     Transactions undertaken by Goldman Sachs or Client/GS Accounts may adversely impact the Funds. Goldman Sachs and one or more Client/GS Accounts may buy or sell positions while the Funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Funds. For example, a Fund may buy a security and Goldman Sachs or Client/GS Accounts may establish a short position in that same security. That subsequent short sale may result in impairment of the price of the security which the Fund holds. Conversely, the Fund may establish a short position in a security and Goldman Sachs or other Client/GS Accounts may buy that same security. The subsequent purchase may result in an increase of the price of the underlying position in the short sale exposure of the Fund and such increase in price would be to the Fund’s detriment.
     In addition, transactions in investments by one or more Client/GS Accounts or Goldman Sachs may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, in small capitalization, emerging market or less liquid strategies. This may occur when portfolio decisions regarding a Fund are based on research or other information that is also used to support portfolio decisions for other Client/GS Accounts, which could impact the timing and manner in which the portfolio decisions for the Fund and other Client/GS Accounts are implemented. When Goldman Sachs or a Client/GS Account implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged. Goldman Sachs may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences to Client/GS Accounts, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
     Conflicts may also arise because portfolio decisions regarding a Fund may benefit other Client/GS Accounts. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) Goldman Sachs or other Client/GS Accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) Goldman Sachs or other Client/GS Accounts.
     The directors, officers and employees of Goldman Sachs, including the Investment Adviser, may buy and sell securities or other investments for their own accounts (including through funds managed by Goldman Sachs, including the Investment Adviser). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Funds. To reduce the possibility that the Funds will be materially adversely affected by the personal trading described above, each of the Funds and Goldman Sachs, as each Fund’s Investment Adviser and distributor, has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. Each of the Funds and Goldman Sachs, as each Fund’s Investment Adviser and distributor has adopted a code of ethics (collectively, the “Codes of Ethics”) in compliance with Section 17(j) of the Act and monitoring procedures relating to certain personal securities transactions by personnel of the Investment Adviser which the Investment Adviser deems to involve potential conflicts involving such personnel, Client/GS Accounts managed by the Investment Adviser and the Funds. The Codes require that personnel of the Investment Adviser comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which the Investment Adviser are subject. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov.
     Clients of Goldman Sachs (including Client/GS Accounts) may have, as a result of receiving client reports or otherwise, access to information regarding the Investment Adviser’s transactions or views which may affect such clients’ transactions outside of accounts controlled by personnel of the Investment Adviser, and such transactions may negatively impact the Funds. The Funds may also be adversely affected by cash flows and market movements arising from purchase and sales transactions, as well as increases of capital in, and withdrawals of capital from, other Client/GS Accounts.
     The Investment Adviser’s management of the Funds may benefit Goldman Sachs. For example, the Funds may, to the extent permitted by applicable law, invest directly or indirectly in the securities of companies in which Goldman Sachs has an equity, debt or other interest. In addition, to the extent permitted by applicable law, the Funds may engage in investment transactions which may result in other Client/GS Accounts being relieved of obligations or otherwise divesting of investments or cause the Funds to have to divest certain investments. The purchase, holding and sale of investments by the Funds may enhance the profitability of Goldman Sachs’ or other Client/GS Accounts’ own investments in and its activities with respect to such companies.
     Goldman Sachs and its clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of Goldman Sachs or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

     Goldman Sachs may create, write, sell or issue, or act as placement agent or distributor of, derivative instruments with respect to the Funds or with respect to which the underlying securities, currencies or instruments may be those in which the Funds invest, or which may be otherwise based on the performance of the Funds. The structure or other characteristics of the derivative instruments may have an adverse effect on the Funds. For example, the derivative instruments could represent leveraged investments in the Funds, and the leveraged characteristics of such investments could make it more likely, due to events of default or otherwise, that there would be significant redemptions of interests from the Funds more quickly than might otherwise be the case. Goldman Sachs, acting in commercial capacities in connection with such derivative instruments, may in fact cause such a redemption. This may have an adverse effect on the investment management, flexibility and diversification strategies of the Funds and on the amount of fees, expenses and other costs incurred directly or indirectly for the account of the Funds. Similarly, Goldman Sachs (including its personnel or Client/GS Accounts) may invest in the Funds, may hedge its derivative positions by buying or selling shares of the Funds, and reserves the right to redeem some or all of its investments at any time. These investments and redemptions may be made without notice to the shareholders.
     Potential Conflicts in Connection with Investments in Goldman Sachs Money Market Funds
     To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by Goldman Sachs. In connection with any such investments, a Fund, to the extent permitted by the Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in a Fund bearing some additional expenses.
     Goldman Sachs May In-Source or Outsource
     Subject to applicable law, Goldman Sachs, including the Investment Adviser, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.
Potential Conflicts That May Arise When Goldman Sachs Acts in a Capacity Other Than Investment Adviser to the Funds
     To the extent permitted by applicable law, the Funds may enter into transactions and invest in futures, securities, options, or other instruments in which Goldman Sachs serves as the counterparty. A Fund may also enter into cross transactions in which Goldman Sachs acts on behalf of the Fund and for the other party to the transaction. Goldman Sachs may have a potentially conflicting division of responsibilities to both parties to a cross transaction. For example, Goldman Sachs may represent both a Fund and another Client/GS Account in connection with the purchase of a security by the Fund, and Goldman Sachs may receive compensation or other payments from either or both parties, which could influence the decision of Goldman Sachs to cause the Fund to purchase such security. A Fund will only consider engaging in a principal or cross transaction with Goldman Sachs or its affiliates on behalf of a Client/GS Account to the extent permitted by applicable law.
     Goldman Sachs may act as broker, dealer, agent, lender or advisor or in other commercial capacities for the Funds, it is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by Goldman Sachs will be in its view commercially reasonable, although Goldman Sachs, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to Goldman Sachs and such sales personnel.
     Subject to applicable law, Goldman Sachs (and its personnel and other distributors) will be entitled to retain fees and other amounts that it receives in connection with its service to the Funds as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by Goldman Sachs of any such fees or other amounts.
     When Goldman Sachs acts as broker, dealer, agent, advisor or in other commercial capacities in relation to the Funds, Goldman Sachs may take commercial steps in its own interests, which may have an adverse effect on the Funds.
     The Funds will be required to establish business relationships with their counterparties based on their own credit standing. Goldman Sachs, including the Investment Adviser, will not have any obligation to allow its credit to be used in connection with the Funds’ establishment of their business relationships, nor is it expected that the Funds’ counterparties will rely on the credit of Goldman Sachs in evaluating the Funds’ creditworthiness.
Potential Conflicts in Connection with Brokerage Transactions and Proxy Voting
     Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other Client/GS Accounts. The Investment Adviser and its affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not required or is inconsistent with client direction.
     Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
     The Investment Adviser may select brokers (including, without limitation, affiliates of the Investment Adviser) that furnish the Investment Adviser, the Funds, other Client/GS Accounts or its affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other Client/GS Accounts, including in connection with Client/GS Accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other Client/GS Accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other Client/GS Accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other Client/GS Accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other Client/GS Accounts.
     The Investment Adviser may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services the Investment Adviser believes are useful in their investment decision-making processes.
     The Investment Adviser may from time to time choose not to engage in the above described “soft dollar arrangements” to varying degrees.
     The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that they make on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with the Investment Adviser’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Investment Adviser may have the effect of favoring the interests of other clients or businesses of other divisions or units of Goldman Sachs and/or its affiliates provided that the Investment Adviser believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the section of this Additional Statement entitled “Proxy Voting.”
Potential Regulatory Restrictions on Investment Adviser Activity
     From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to Goldman Sachs and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by Goldman Sachs would not be subject to some of those considerations. There may be periods when the Investment Adviser may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which Goldman Sachs is performing investment banking, market making or other services or has proprietary positions. For example, when Goldman Sachs is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if Goldman Sachs personnel serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by Goldman Sachs, or in cases in which Goldman Sachs personnel are directors or officers of the issuer.
     The investment activities of Goldman Sachs for its proprietary accounts and for other accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause Goldman Sachs, the Funds or other Client/GS Accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Investment Adviser on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, the Investment Adviser on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Investment Adviser, in its sole discretion, deem it appropriate in light of potential regulatory restrictions on ownership or other impairments resulting from reaching investment thresholds.
PORTFOLIO TRANSACTIONS AND BROKERAGE
     The Investment Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Increasingly, securities traded over-the-counter also involve the payment of negotiated brokerage commissions. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.
     In the over-the-counter market, most securities have historically traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
     In placing orders for portfolio securities of a Fund, the Investment Adviser is generally required to give primary consideration to obtaining the most favorable execution and net price available. This means that the Investment Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”), the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. Such practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Investment Adviser will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Investment Adviser and its affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include research reports on particular industries and companies; economic surveys and analyses; recommendations as to specific securities; research products including quotation equipment and computer related programs; advice concerning the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; services relating to effecting securities transactions and functions incidental thereto (such as clearance and settlement); and other lawful and appropriate assistance to the Investment Adviser in the performance of its decision-making responsibilities.
     Such services are used by the Investment Adviser in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets may be larger than those of a Fund’s, and the services furnished by such brokers may be used by the Investment Adviser in providing management services for the Trust. On occasion, a broker-dealer might furnish the Investment Adviser with a service which has a mixed use (i.e., the service is used both for investment and brokerage activities and for other activities). Where this occurs, the Investment Adviser will reasonably allocate the cost of the service, so that the portion or specific component which assists in investment and brokerage activities is obtained using portfolio commissions from the Funds or other managed accounts, and the portion or specific component which provides other assistance (for example, administrative or non-research assistance) is paid for by the Investment Adviser from its own funds.
     On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Investment Adviser acts as investment adviser or sub-investment adviser), the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.
     The Funds may participate in a commission recapture program. Under the program, participating broker-dealers will rebate a percentage of commissions earned as Fund portfolio transactions to the particular Fund from which they were generated. The rebated commissions are expected to be treated as realized capital gains of the Funds.
     Subject to the above considerations, the Investment Adviser may use Goldman Sachs or an affiliate as a broker for a Fund. In order for Goldman Sachs or an affiliate to effect any portfolio transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be fair and reasonable compared to the commissions, fees and other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts. The Trustees, including a majority of the Trustees who are not “interested” Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.
     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates.

NET ASSET VALUE
     In accordance with procedures adopted by the Trustees, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributed to each class of that Fund and dividing by the number of outstanding shares of that class. All securities are valued on each Business Day as of the close of regular trading on the New York Stock Exchange (normally, but not always, 4:00 p.m. New York time) or such later time as the New York Stock Exchange or NASDAQ market may officially close. The term “Business Day” means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. In 2006, the New York Stock Exchange is closed on the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (observed).
     The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange is stopped at a time other than 4:00 p.m. New York Time. The Trust reserves the right to reprocess purchase, redemption and exchange transactions that were initially processed at a net asset value other than the Fund’s official closing net asset value that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders based on the official closing net asset value. The Trust reserves the right to advance the time by which purchase and redemption orders must be received for same business day credit as otherwise permitted by the SEC. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.
     Portfolio securities of a Fund for which accurate market quotations are available are valued as follows: (i) securities listed on any U.S. or foreign stock exchange or on the National Association of Securities Dealers Automated Quotations System (“NASDAQ”) will be valued at the last sale price or the official closing price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation day, securities traded will be valued at the closing bid price, or if a closing bid price is not available, at either the exchange or system-defined close price on the exchange or system in which such securities are principally traded. If the relevant exchange or system has not closed by the above-mentioned time for determining a Fund’s net asset value, the securities will be valued at the last sale price or official closing price, or if not available at the bid price at the time the net asset value is determined; (ii) over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the last bid price at the time net asset value is determined; (iii) equity securities for which no prices are obtained under sections (i) or (ii) including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at their fair value in accordance with procedures approved by the Board of Trustees; (iv) fixed-income securities with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service (e.g., Interactive Data Corp., Merrill Lynch, J.J. Kenny, Muller Data Corp., Bloomberg, EJV, Reuters or Standard & Poor’s); (v) fixed-income securities for which accurate market quotations are not readily available are valued by the Investment Adviser based on valuation models that take into account spread and daily yield changes on government securities in the appropriate market (i.e., matrix pricing); (vi) debt securities with a remaining maturity of 60 days or less are valued by the Investment Adviser at amortized cost, which the Trustees have determined to approximate fair value; and (vii) all other instruments, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued in accordance with the valuation procedures approved by the Board of Trustees.
     The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at current exchange rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Board of Trustees.
     Generally, trading in securities on European, Asian and Far Eastern securities exchanges and on over-the-counter markets in these regions is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European, Asian or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds’ net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. For Funds that invest a significant portion of assets in foreign equity securities, “fair value” prices are provided by an independent fair value service. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for the Funds, the most recent closing price for such a security on its principal exchange will generally be its fair value on such date.
     The proceeds received by each Fund and each other series of the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund or particular series and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of expenses can otherwise be fairly made.
     The Trust has adopted a policy to handle certain NAV related errors occurring in the operation of the Funds, and under certain circumstances neither the Funds nor shareholders who purchase or sell shares during periods that errors accrue or occur may be recompensed in connection with the resolution of the error.
PERFORMANCE INFORMATION
     Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.
     Thirty-day yield is derived by dividing net investment income earned during the period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of such period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized by assuming that yield is realized each month for twelve months and is reinvested every six months. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.
     Distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.
     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.
     Average annual total return (Before Taxes) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.
     Average annual total return (After Taxes on Distributions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).
     Average annual total return (After Taxes on Distributions and Redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). When the return after taxes on distributions and redemption of shares is higher than returns after taxes on distributions, it is because of realized losses. If realized losses occur upon the sale of shares, capital loss is recorded as a tax benefit which increases returns.
     Total return calculations for Class A Shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class C Shares reflect deduction of the applicable contingent deferred sales charge (“CDSC”) imposed upon redemption of Class C Shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. An after-tax total return for a Fund may be calculated by taking its total return and subtracting applicable federal taxes from the portions of a Fund’s total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources. Any performance information which is based on a Fund’s net asset value per Share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available. The Funds’ performance quotations do not reflect any fees charged by an Authorized Dealer, Service Organization or other financial intermediary to its customer accounts in connection with investments in the Funds.
     Each Fund’s performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, the type of portfolio instruments acquired, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, the performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.
     Occasionally, statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund’s net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a Fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.
     A Fund’s performance data will be based on historical results and will not be intended to indicate future performance. A Fund’s total return, yield and distribution rate will vary based on market conditions, portfolio expenses, portfolio investments and other factors. In addition to the Investment Adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting a Fund. The value of a Fund’s shares will fluctuate and an investor’s shares may be worth more or less than their original cost upon redemption. Performance may reflect expense limitations in effect. In their absence, performance would be reduced.
     Performance quotations will be calculated separately for each class of shares in existence. Because each class of shares is subject to different expenses, total return with respect to each class of shares of a Fund will differ.
SHARES OF THE TRUST
     Each Fund is a series of Goldman Sachs Trust, a Delaware statutory trust, established by a Declaration of Trust dated January 28, 1997. The Trustees have authority under the Trust’s Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of each of the Funds into three classes: Institutional Shares, Class A Shares and Class C Shares. Additional series and classes may be added in the future.
     Each Institutional Share, Class A Share and Class C Share of a Fund represents a proportionate interest in the assets belonging to the applicable class of the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Distribution and Service Plans are borne exclusively by Class A or Class C Shares and transfer agency fees and expenses are borne at different rates by different share classes. The Trustees may determine in the future that it is appropriate to allocate other expenses differently among classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. With limited exceptions, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See “Shareholder Guide” in the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” below. In addition, the fees and expenses set forth below for each class may be subject to voluntary fee waivers or reimbursements, as discussed more fully in the Funds’ Prospectuses.

     Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund under a Plan for services provided to the institution’s customers.
     Class A Shares are sold, with an initial sales charge of up to    %, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. (the “NASD”) and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution and service fees at the aggregate rate of up to    % of the average daily net assets of such Class A Shares. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Services Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the NASD.
     Class C Shares of the Funds are sold subject to a CDSC of up to    % through brokers and dealers who are members of the NASD and certain other financial services firms that have sales arrangements with Goldman Sachs. Class C Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to    % of the average daily net assets attributable to Class C Shares. Class C Shares also bear the cost of service fees at an annual rate of up to    % of the average daily net assets attributable to Class C Shares.
     It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Class A Shares and Class C Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the fact that the respective transfer agency and Plan fees relating to a particular class will be borne exclusively by that class. Similarly, the net asset value per share may differ depending upon the class of shares purchased.
     Certain aspects of the shares may be altered after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.
     When issued for the consideration described in the Funds’ Prospectuses, shares are fully paid and non-assessable. The Trustees may, however, cause shareholders, or shareholders of a particular series or class, to pay certain custodian, transfer agency, servicing or similar charges by setting off the same against declared but unpaid dividends or by reducing share ownership (or by both means). In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable class of the relevant Fund available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. The Trustees may require Shareholders to redeem Shares for any reason under terms set by the Trustees.
     The Act requires that where more than one series of shares exists, each series must be preferred over all other series in respect of assets specifically allocated to such series. In addition, Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of trustees from the separate voting requirements of Rule 18f-2.
     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of the shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such share on all matters presented to shareholders including the election of Trustees (this method of voting being referred to as “dollar based voting”). However, to the extent required by the Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Declaration of Trust and such other matters as the Trustees may determine or may be required by law.
     The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust unless the recipient is adjudicated (i) to be liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office or (ii) not to have acted in good faith in the reasonable belief that such person’s actions were in the best interest of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the shareholder’s heirs, executors, administrators, legal representatives or general successors) shall be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, acting on behalf of any affected series, must, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.
     The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine, in their sole discretion, that such action is in the best interest of the Trust, such series, such class or their respective shareholders. The Trustees may consider such factors as they, in their sole discretion, deem appropriate in making such determination, including (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, series, or class or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on the business or operations of the Trust or series.
     The Declaration of Trust authorizes the Trustees, without shareholder approval, to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company with substantially the same investment objective, restrictions and policies.

     The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the provisions of the Declaration of Trust regarding amendments and supplements thereto; or (iv) that the Trustees determine to submit to shareholders.
     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust’s shares (the “Series Trustees”). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust. To the extent provided by the Trustees in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees under the Declaration of Trust with respect to such series or class, but may have no power or authority with respect to any other series or class.
Shareholder and Trustee Liability
     Under Delaware Law, the shareholders of the Funds are not generally subject to liability for the debts or obligations of the Trust. Similarly, Delaware law provides that a series of the Trust will not be liable for the debts or obligations of any other series of the Trust. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a series. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series of the Trust. The Declaration of Trust provides for indemnification by the relevant series for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware statutory trust is remote.
     In addition to the requirements under Delaware law, the Declaration of Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees will be entitled to retain counsel or other Adviser in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the series for the expense of any such Adviser in the event that the Trustees determine not to bring such action.
     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

TAXATION
     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.
Fund Taxation
     Each Fund is a separate taxable entity. Each Fund has elected to be treated and intends to qualify, for each taxable year, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.
     There are certain tax requirements that each Fund must follow if it is to avoid federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activities in some types of instruments. Qualification as a regulated investment company under the Code requires, among other things, that (1) the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies (the “90% gross income test”); and (2) the Fund diversify its holdings so that in general, at the close of each quarter of its taxable year, (a) at least 50% of the fair market value of the Fund’s total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or certain publicly traded partnerships.
     For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships or trusts) will generally have the same character for the Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in any such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund’s portfolio or anticipated to be acquired may not qualify as “directly-related” under these tests.
     If a Fund complies with the foregoing provisions, then in any taxable year in which the Fund distributes, in compliance with the Code’s timing and other requirements, at least 90% of its “investment company taxable income” (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than “net capital gain,” as defined below, and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income (if any) over certain disallowed deductions, the Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. Each Fund intends to distribute for each taxable year to its shareholders all or substantially all of its investment company taxable income, net capital gain (the excess of net long-term capital gain over net short-term capital loss) and any net tax-exempt interest. If, instead, a Fund retains any investment company taxable income or net capital gain, it will be subject to a tax at regular corporate rates on the amount retained. Because there are some uncertainties regarding the computation of the amounts deemed distributed to Fund shareholders for these purposes — including, in particular, uncertainties regarding the portion, if any, of amounts paid in redemption of Fund shares that should be treated as such distributions — there can be no assurance that each Fund will avoid corporate-level tax in each year.
     If a Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (1) if subject to U.S. federal income tax on long-term capital gains, will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of that undistributed amount, and (2) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds those liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by the amount of any such undistributed net capital gain included in the shareholder’s gross income and decreased by the federal income tax paid by the Fund on that amount of net capital gain. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the Structured International Flex Fund and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. If for any taxable year a Fund does not qualify as a regulated investment company, it will be taxed on all of its taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.
     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of the year), and all taxable ordinary income and the excess of capital gains over capital losses for all previous years that were not distributed for those years and on which the Fund paid no federal income tax. For federal tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are taxable to such shareholders, and deductible by the Fund, as if paid on December 31 of the year declared. Each Fund anticipates that it will generally make timely distributions of income and capital gains in compliance with these requirements so that it will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.
     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be “marked-to-market” for federal tax purposes — that is, treated as having been sold at their fair market value on the last day of the Fund’s taxable year (or, for excise tax purposes, on the last day of the relevant period). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, it may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by the Fund, and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described in this paragraph may affect the amount, timing and character of a Fund’s distributions to shareholders. Application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, total return, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in those kinds of transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.
     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments, which may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment. If a net foreign exchange loss treated as ordinary loss under Section 988 of the Code were to exceed a Fund’s investment company taxable income (computed without regard to that loss) for a taxable year, the resulting loss would not be deductible by the Fund or its shareholders in future years. Net loss, if any, from certain foreign currency transactions or instruments could exceed net investment income otherwise calculated for accounting purposes, with the result being either no dividends being paid or a portion of a Fund’s dividends being treated as a return of capital for tax purposes, nontaxable to the extent of a shareholder’s tax basis in his shares and, once such basis is exhausted, generally giving rise to capital gains.
     A Fund’s investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any “marked-to-market” gain from certain options, futures or forward contracts, as described above, will in many cases cause it to realize income or gain before the receipt of cash payments with respect to these securities or contracts. For a Fund to obtain cash to enable the Fund to distribute any such income or gain, to maintain its qualification as a regulated investment company and to avoid federal income and excise taxes, the Fund may be required to liquidate portfolio investments sooner that it might otherwise have done.
     Each Fund anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate those taxes in some cases.

     If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include each year certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may attempt to limit and/or to manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.
Taxable U.S. Shareholders — Distributions
     For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.
     In general, distributions from investment company taxable income for the year will be taxable as ordinary income. However, distributions to noncorporate shareholders attributable to dividends received by the Funds from U.S. and certain foreign corporations will generally be taxed at long-term capital gain rates (described below), as long as certain other requirements are met. For these lower rates to apply, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date and the Fund must also have owned the underlying stock for this same period beginning 60 days before the ex-dividend date for the stock. The amount of a Fund’s distributions that qualify for these lower rates may be reduced as a result of a Fund’s securities lending activities.
     Distributions designated as derived from a Fund’s dividend income, if any, may also generally be eligible for the dividends received deduction for corporate shareholders. The dividends-received deduction, if available, is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. The dividends-received deduction may also be reduced as a result of a Fund’s securities lending activities. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by the Structured International Flex Fund will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an “extraordinary dividend” under the Code, reduce a corporate shareholder’s tax basis in its shares of a Fund.

     Capital gain dividends (i.e., dividends from net capital gain of a Fund) if designated as such in a written notice to shareholders mailed not later than 60 days after the end of the Fund’s taxable year, will be taxed to shareholders as long-term capital gain regardless of how long Fund shares have been held by shareholders. For individuals, any such long-term capital gain and long-term capital gain attributable to Fund sales and exchanges will be generally be taxed at a maximum rate of 15% (5% for those shareholders in the 10% or 15% tax brackets), to the extent not offset by losses. Distributions, if any, that are in excess of a Fund’s current and accumulated earnings and profits will first reduce a shareholder’s tax basis in his shares and, after the basis is reduced to zero, will generally constitute capital gains to a shareholder who holds Fund shares as capital assets.
     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.
     If, as may occur for the Structured International Flex Fund, more than 50% of the Fund’s total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required (i) to report as dividend income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by those shareholders, and (ii) to treat those respective pro rata shares as foreign income taxes paid by them, which they can claim either as a foreign tax credit, subject to applicable limitations, against their U.S. federal income tax liability or as an itemized deduction. (Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although those shareholders will be required to include their share of such taxes in gross income if the foregoing election is made by the Fund.)
     If the Structured International Flex Fund makes this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their share of such taxes in gross income if the election is made.
     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by the Structured International Flex Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder’s particular tax situation, certain shareholders of the Structured International Flex Fund may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by that Fund.

     Shareholders who are not liable for U.S. federal income taxes, including retirement plans, other tax-exempt shareholders and non-U.S. shareholders, will ordinarily not benefit from the foregoing Fund election with respect to foreign taxes. Each year, if any, that the Structured International Flex Fund files the election described above, shareholders will be notified of the amount of (i) each shareholder’s pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from foreign sources. The Structured U.S. Equity Flex Fund will not be entitled to elect to pass foreign taxes and associated credits or deductions through to its shareholders because it will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct its foreign taxes in computing the amount it is required to distribute.
Taxable U.S. Shareholders — Sale of Shares
     When a shareholder’s shares are sold, redeemed or otherwise disposed of in a transaction that is treated as a sale for federal income tax purposes, the shareholder will generally recognize gain or loss equal to the difference between the shareholder’s adjusted tax basis in the shares and the cash, or fair market value of any property, received. (To aid in computing that tax basis, a shareholder should generally retain its account statements for the period that it holds shares). If the shareholder holds the shares as a capital asset at the time of sale, the character of the gain or loss should be capital, and treated as long-term if the shareholder’s holding period is more than twelve months, and short-term otherwise. In general, the maximum long-term capital gain rate for individuals is 15% for capital gains on assets held more than one year (5% for those shareholders in the 10% or 15% tax brackets). Shareholders should consult their own tax advisers with reference to their particular circumstances to determine whether a redemption (including an exchange) or other disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in this discussion.
     Certain special tax rules may apply to a Fund shareholder’s capital gains or losses on Fund shares. If a shareholder receives a capital gain dividend with respect to shares and the shares have a tax holding period of six months or less at the time of a sale or redemption of the shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of the capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of those shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
     Each Fund may be required to withhold, as “backup withholding,” federal income tax at a 28% rate from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish the Fund with a correct taxpayer identification number (“TIN”) certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing properly to report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability. If a shareholder does not have a TIN, it should apply for one immediately by contacting the local office of the Social Security Administration or the Internal Revenue Service. Backup withholding could apply to payments relating to a shareholder’s account while the shareholder is awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfer to Minors Act, the TIN of the minor should be furnished. In addition, non-US shareholders will be required to provide the Fund with the proper IRS Form W-8 or appropriate substitute (as discussed below) in order to avail themselves of this withholding tax exemption.
Sunset of Tax Provisions
     Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate will revert back to a prior version of these provisions in the Code for taxable years beginning after December 31, 2008.
Non-U.S. Shareholders
     The discussion above relates solely to U.S. federal income tax law as it applies to “U.S. persons” subject to tax under such law. For distributions attributable to a Fund’s taxable year beginning before January 1, 2005 or after December 31, 2007, shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the distributions are effectively connected with a U.S. trade or business of the shareholder; ; but distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to such a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder’s trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by the Structured International Flex Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.
     Under recent changes to the Code, for distributions attributable to a Fund’s taxable year beginning after December 31, 2004 and before January 1, 2008, non-U.S. shareholders generally will not be subject to U.S. federal income tax on distributions attributable to “portfolio interest” or short-term capital gains unless (1) the distributions are effectively connected with a U.S. trade or business of the shareholder, or (2) with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. If the distributions are effectively connected with a U.S. trade or business of a shareholder, then distributions will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions by each Fund that are attributable to short-term capital gains during the above periods will also generally be free of U.S.

withholding tax; by contrast, there will be tax withheld with respect to distributions attributable to interest income of the Fund, so that non-U.S. shareholders who are exempt from U.S. federal income tax with respect to all or a portion of those interest-related dividends will need to file U.S. federal income tax returns to claim refunds of those withholding taxes.
     Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder’s trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.
     Non-U.S. persons who fail to furnish a Fund with the proper IRS Form W-8 (i.e., W-8BEN, W-8ECI, W-8IMY or W-8EXP), or an acceptable substitute, may be subject to backup withholding at a 28% rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges.
     Also, non-U.S. shareholders of a Fund may be subject to U.S. estate tax with respect to their Fund shares.
     Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of, and receipt of distributions from, the Funds.
     In addition, a Fund’s transactions in short sales, futures contracts, options, swaps, and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.
State and Local
     Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, in those states or localities that impose income taxes, the treatment of such a Fund and its shareholders under those jurisdictions’ tax laws may differ from the treatment under federal income tax laws, and an investment in such a Fund may have tax consequences for shareholders different from those of a direct investment in such Fund’s portfolio securities. Investors should consult their own tax advisers concerning state and local tax matters.
FINANCIAL STATEMENTS
     A copy of the Funds’ Annual Reports (when available) may be obtained upon request and without charge by writing Goldman, Sachs & Co., P.O. Box 06050, Chicago, Illinois 60606 or by calling Goldman, Sachs & Co., at the telephone number on the back cover of each Fund’s Prospectus. As of the date of this Additional Statement, the Funds had not commenced operations. The Annual Reports for the fiscal year ending August 31, 2006 will become available to shareholders in October 2006.

PROXY VOTING
     The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to the Investment Adviser. The Investment Adviser has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Funds. Under the Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company’s shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect the Investment Adviser’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.
     The principles and positions reflected in the Policy are designed to guide the Investment Adviser in voting proxies, and not necessarily in making investment decisions. Senior management of the Investment Adviser will periodically review the Policy to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.
     Public Equity Investments. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser follows proxy voting guidelines (the “Guidelines”) developed by Institutional Shareholder Services (“ISS”), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Attached as Appendix B is a summary of the Guidelines.
     ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is the Investment Adviser’s policy generally to follow the Guidelines and recommendations from ISS, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.
     In addition to assisting the Investment Adviser in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Investment Adviser to determine whether they are consistent with the Investment Adviser’s guiding principles. ISS also assists the Investment Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.
     The Investment Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Investment Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Investment Adviser currently receives from ISS.

     The Investment Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Investment Adviser’s use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS’s recommendations, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc.
     Fixed Income and Private Investments. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund’s managers based on their assessment of the particular transactions or other matters at issue.
     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on or through the Funds’ website at http://www.gs.com/funds and on the SEC’s website at http://www.sec.gov.
PAYMENTS TO INTERMEDIARIES
     The Investment Adviser, Distributor and/or their affiliates may make payments to Authorized Dealers, Service Organizations and other financial intermediaries (“Intermediaries”) from time to time to promote the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) are made out of the Investment Adviser’s, Distributor’s and/or their affiliates own assets, and are not an additional charge to the Funds or their shareholders. The Additional Payments are in addition to the distribution and service fees paid by the Funds described in the Funds’ Prospectuses and this Additional Statement, and are also in addition to the sales commissions payable to Intermediaries as set forth in the Prospectuses.
     These Additional Payments are intended to compensate Intermediaries for, among other things: marketing shares of the Funds, which may consist of payments relating to Funds included on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; “finders” or “referral fees” for directing investors to the Funds; marketing support fees for providing assistance in promoting the sale of Fund shares (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Funds. In addition, the Investment Adviser, Distributor and/or their affiliates may make Additional Payments (including through sub-transfer agency and networking agreements) for subaccounting, administrative and/or shareholder processing services that are in addition to the transfer agent, shareholder administration, servicing and processing fees paid by the Funds. The Additional Payments made by the Investment Adviser, Distributor and their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. Furthermore, the Investment Adviser, Distributor and/or their affiliates may, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Investment Adviser, Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs subject to applicable NASD regulations. The amount of these Additional Payments (excluding payments made through sub-transfer agency and networking agreements) is normally not expected to exceed 0.50% (annualized) of the amount sold or invested through the Intermediaries. The Additional Payments are negotiated based on a range of factors, including but not limited to, ability to attract and retain assets (including particular classes of Funds’ shares), target markets, customer relationships, quality of service and industry reputation.
     For the fiscal year ended August 31, 2005, the Investment Adviser, Distributor and their affiliates made Additional Payments out of their own assets to approximately 114 Intermediaries. During the fiscal year ended August 31, 2005, the Investment Adviser, Distributor and their affiliates paid to Intermediaries approximately $28.2 million in Additional Payments (including payments made through sub-transfer agency and networking agreements) with respect to all of the funds of the Trust (including the Funds included in this Additional Statement).
     The Additional Payments made by the Investment Adviser, Distributor and/or their affiliates may be different for different Intermediaries and may vary with respect to the type of fund (e.g., equity, fund, fixed income fund, specialty fund, asset allocation portfolio or money market fund) sold by the Intermediary. In addition, the Additional Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these Additional Payments, the varying fee structure and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend Funds based, at least in part, on the level of compensation paid. Shareholders should contact their Authorized Dealer or other Intermediary for more information about the payments they receive and any potential conflicts of interest.
     Please contact your Intermediary if you have a question about whether your Intermediary receives the Additional Payments described above. For additional questions, please contact Goldman Sachs Funds at 1-800-621-2550.
OTHER INFORMATION
Selective Disclosure of Portfolio Holdings
     The Board of Trustees of the Trust and the Investment Adviser have adopted a policy on selective disclosure of portfolio holdings in accordance with regulations that seek to ensure that disclosure of information about portfolio securities is in the best interest of Fund shareholders and to address the conflicts between the interests of Fund shareholders and its service providers. The policy provides that neither a Fund nor its Investment Adviser, Distributor or any agent, or any employee thereof (“Fund Representative”) will disclose a Fund’s portfolio holdings information to any person other than in accordance with the policy. For purposes of the policy, “portfolio holdings information” means the Fund’s actual portfolio holdings, as well as nonpublic information about its trading strategies or pending transactions. Under the policy, neither a Fund nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC or is disclosed on the Funds’ publicly accessible website. Information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the Funds’ website.

     Portfolio holdings information that is not filed with the SEC or posted on the publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Investment Adviser’s legal or compliance department. Disclosure to providers of auditing, custody, proxy voting and other similar services for the Funds, as well as rating and ranking organizations, will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Fund,) only upon approval by the Fund’s Chief Compliance Officer, who must first determine that the Fund has a legitimate business purpose for doing so and check with the Fund Transfer Agent to ascertain whether the third party has been identified as an excessive trader. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Investment Adviser and its affiliates, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel — Drinker Biddle & Reath LLP, the Funds’ financial printer — Bowne, the Funds’ proxy voting service — ISS and Elkins/McSherry LLC. These entities are obligated to keep such information confidential. Third party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of Fund Representatives. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with a Fund seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information. All marketing materials prepared by the Trust’s principal underwriter is reviewed by Goldman Sachs’ Compliance department for consistency with the Trust’s portfolio holdings disclosure policy.
     The Funds currently intend to publish on their website (http://www.gs.com/funds) complete portfolio holdings for each Fund as of the end of each calendar quarter subject to a fifteen calendar day lag between the date of the information and the date on which the information is disclosed. In addition, the Funds intend to publish on their website month-end top ten holdings subject to a ten calendar day lag between the date of the information and the date on which the information is disclosed. A Fund may publish on the website complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.
     Under the policy, Fund Representatives will initially supply the Board of the Trustees with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement. In addition, the Board is to receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter. In addition, the Board of Trustees is to approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy. As of the date of this Additional Statement, only certain officers of the Trust as well as certain senior members of the compliance and legal groups of the Investment Adviser have been approved by the Board of Trustees to authorize disclosure of portfolio holdings information.
Miscellaneous

     Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund’s net asset value per share. See “Net Asset Value.” If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.
     The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund. (The Trust may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.)
     As stated in the Prospectuses, the Trust may authorize Authorized Dealers and other institutions that provide recordkeeping, reporting and processing services to their customers to accept on the Trust’s behalf purchase, redemption and exchange orders placed by or on behalf of their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. These institutions may receive payments from the Trust or Goldman Sachs for their services. Certain Authorized Dealers or institutions may enter into sub-transfer agency agreements with the Trust or Goldman Sachs with respect to their services.
     In the interest of economy and convenience, the Trust does not issue certificates representing the Funds’ shares. Instead, the Transfer Agent maintains a record of each shareholder’s ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.
     The Prospectuses and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.
     Statements contained in the Prospectuses or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

DISTRIBUTION AND SERVICE PLANS
(Class A Shares and Class C Shares Only)
     Distribution and Service Plans. As described in the Prospectuses, the Trust has adopted, on behalf of Class A and Class C Shares of each Fund, distribution and service plans (each a “Plan”). See “Shareholder Guide — Distribution and Service Fees” in the Prospectus. The distribution fees payable under the Plans are subject to Rule 12b-1 under the Act, and finance distribution and other services that are provided to investors in the Funds, and enable the Funds to offer investors the choice of investing in either Class A or Class C Shares when investing in the Funds. In addition, distribution fees payable under the Plans may be used to assist the Funds in reaching and maintaining asset levels that are efficient for the Funds’ operations and investments.
     The Plans for each Fund were most recently approved by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans, cast in person at a meeting called for the purpose of approving the Plans on February ___, 2006.
     The compensation for distribution services payable under a Plan to Goldman Sachs may not exceed    % and    %, per annum of a Fund’s average daily net assets attributable to Class A and Class C Shares, respectively, of such Fund. Under the Plan for Class C Shares, Goldman Sachs is also entitled to receive a separate fee for personal and account maintenance services equal on an annual basis to    % of each Fund’s average daily net assets attributable to Class C Shares. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the NASD.
     Each Plan is a compensation plan which provides for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fee exceeds Goldman Sachs’ expenses, Goldman Sachs may realize a profit from these arrangements. The distribution fees received by Goldman Sachs under the Plans and CDSC on Class A and Class C Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class A and Class C Shares. To the extent such fees are not paid to such dealers, Goldman Sachs may retain such fees as compensation for its services and expenses of distributing the Funds’ Class A and Class C Shares.
     Under each Plan, Goldman Sachs, as distributor of each Fund’s Class A and Class C Shares, will provide to the Trustees of the Trust for their review, and the Trustees of the Trust will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures were made.
     The Plans will remain in effect until June 30, 2006 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees of the Trust who have no direct or indirect financial interest in the Plans. The Plans may not be amended to increase materially the amount of distribution compensation without approval of a majority of the outstanding Class A or Class C Shares of the affected Fund and affected share class, but may be amended without shareholder approval to increase materially the amount of non-distribution compensation. All material amendments of a Plan must also be approved by the Trustees of the Trust in the manner described above. A Plan may be terminated at any time as to any

Fund without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the Class A or Class C Shares, respectively, of the affected Fund and affected share class. If a Plan was terminated by the Trustees of the Trust and no successor plan was adopted, the Fund would cease to make payments to Goldman Sachs under the Plan and Goldman Sachs would be unable to recover the amount of any of its unreimbursed expenditures. So long as a Plan is in effect, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of the non-interested Trustees of the Trust. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plans will benefit the Funds and their Class A and Class C Shareholders.
OTHER INFORMATION REGARDING MAXIMUM SALES CHARGE, PURCHASES, REDEMPTIONS, EXCHANGES AND DIVIDENDS
(Class A Shares and Class C Shares Only)
     The following information supplements the information in the Prospectus under the captions “Shareholder Guide” and “Dividends.” Please see the Prospectus for more complete information.
Maximum Sales Charges
     Class A Shares of each Fund are sold with a maximum sales charge of    %. Using the initial net asset value per share, the maximum offering price of each Fund’s Class A Shares would be as follows:

		Maximum		Offering
	Net Asset	Sales		Price to
	Value	Charge		Public
Structured U.S. Equity Flex Fund	$		%	$
Structured International Equity Flex Fund			%
     The actual sales charge that is paid by an investor on the purchase of Class A Shares may differ slightly from the sales charge listed above or in a Fund’s Prospectus due to rounding in the calculations. For example, the sales load disclosed above and in the Funds’ Prospectuses is only shown to one decimal place (i.e.,    %). The actual sales charge that is paid by an investor will be rounded to two decimal places. As a result of such rounding in the calculations, the actual sales load paid by an investor may be somewhat greater (e.g.,    %) or somewhat lesser (e.g.,    %) than that listed above or in the Prospectuses. Contact your financial advisor for further information.
Other Purchase Information
     The sales and waivers on the Funds’ shares are due to the nature of the investors involved and/or the reduced sales effort that is needed to obtain such investments.
     If shares of a Fund are held in a “street name” account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner’s account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner’s transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a “street name” account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

Right of Accumulation (Class A)
     A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder’s current holdings of existing Class A or Class C Shares (acquired by purchase or exchange) of a Fund and Class A Shares of any other Goldman Sachs Fund total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $65,000 and purchases additional Class A Shares of any Goldman Sachs Fund with a purchase price of $45,000, the sales charge for the $45,000 purchase would be    % (the rate applicable to a single purchase of $100,000 but less than $250,000). Class A Shares purchased without the imposition of a sales charge may not be aggregated with Class A and/or Class C Shares purchased subject to a sales charge. Class A and/or Class C Shares of the Funds and any other Goldman Sachs Fund purchased (i) by an individual, his spouse and his children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Fund purchased by an existing client of Goldman Sachs Wealth Management or GS Ayco Holding LLC will be combined with Class A and/or Class C Shares and other assets held by all other Goldman Sachs Wealth Management accounts or accounts of GS Ayco Holding LLC, respectively. In addition, Class A and/or Class C Shares of the Funds and Class A and/or Class C Shares of any other Goldman Sachs Fund purchased by partners, directors, officers or employees of the same business organization, groups of individuals represented by and investing on the recommendation of the same accounting firm, certain affinity groups or other similar organizations (collectively, “eligible persons”) may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization’s, group’s or firm’s agreement to cooperate in the offering of the Fund’s shares to eligible persons; and (ii) notification to the relevant Fund at the time of purchase that the investor is eligible for this right of accumulation. In addition, in connection with SIMPLE IRA accounts, cumulative quantity discounts are available on a per plan basis if (i) your employee has been assigned a cumulative discount number by Goldman Sachs; and (ii) your account, alone or in combination with the accounts of other plan participants also invested in Class A and/or Class C Shares of Goldman Sachs Funds, totals the requisite aggregate amount as described in the Prospectus.
Statement of Intention (Class A)
     If a shareholder anticipates purchasing at least $50,000 of Class A Shares of a Fund alone or in combination with Class A Shares of any other Goldman Sachs Fund within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the “Statement”). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A Shares on which a sales charge has previously been paid as an “accumulation credit” toward the completion of the Statement, but a price readjustment will be made only on Class A Shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.
     The provisions applicable to the Statement, and the terms of the related escrow agreement, are set forth in Appendix D to this Additional Statement.
Cross-Reinvestment of Dividends and Distributions
     Shareholders may receive dividends and distributions in additional shares of the same class of a Fund or they may elect to receive them in cash or shares of the same class of other Goldman Sachs Funds or ILA Service Shares of the Prime Obligations Fund or the Tax-Exempt Diversified Fund, if they hold Class A Shares of a Fund, or ILA Class C Shares of the Prime Obligations Fund, if they hold Class C Shares of a Fund (the “ILA Funds”).
     A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund or ILA Fund and its shares and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Funds or ILA Funds is available only in states where such reinvestment may legally be made.
Automatic Exchange Program
     A Fund shareholder may elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of another Goldman Sachs Fund into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Fund and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Fund.
Class C Exchanges
     As stated in the Prospectuses, Goldman Sachs normally begins paying the annual    % distribution fee on Class C Shares to Authorized Dealers after the shares have been held for one year. When an Authorized Dealer enters into an appropriate agreement with Goldman Sachs and stops receiving this payment on Class C Shares that have been beneficially owned by the Authorized Dealer’s customers for at least ten years, those Class C Shares may be exchanged for Class A Shares (which bear a lower distribution fee) of the same Fund at their relative net asset value without a sales charge in recognition of the reduced payment to the Authorized Dealer.
Systematic Withdrawal Plan
     A systematic withdrawal plan (the “Systematic Withdrawal Plan”) is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

     Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder’s original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class C Shares would be disadvantageous because of the sales charge imposed on purchases of Class A Shares or the imposition of a CDSC on redemptions of Class A or Class C Shares. The CDSC applicable to Class A or Class C Shares redeemed under a systematic withdrawal plan may be waived. See “Shareholder Guide” in the Prospectuses. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings
     A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:
     “A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
     “A-2” — Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
     “A-3” — Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     “B” — Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     “C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.
     “D” — Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also

1-A

distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or individual short-term debt instruments. These obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:
     “P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
     “P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
     “P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
     “NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
     Fitch Ratings, Inc. (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:
     “F1” — Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.
     “F2” — Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
     “F3” — Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
     “B” — Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
     “C” — Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.
     “D” — Securities are in actual or imminent payment default.

2-A

     “NR” — This designation indicates that Fitch does not publicly rate the issuer or issue in question.
     The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:
     “R-1 (high)” — Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, few entities are strong enough to achieve this rating.
     “R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.
     “R-1 (low)” — Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.
     “R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.
     “R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.
     “R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the “R-2 (low)” category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

3-A

     “R-3 (high),” “R-3 (middle),” “R-3 (low)” — Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.
     “D” — Short-term debt rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.
Long-Term Credit Ratings
     The following summarizes the ratings used by Standard & Poor’s for long-term issues:
     “AAA” — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
     “AA” — An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
     “A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
     “BBB” — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     “BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
     “B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse

4-A

business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
     “CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
     “CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.
     “C” — A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” rating will also be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
     “D” — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     Plus (+) or minus (−) — The ratings from “AA” through “CCC” may be modified by the addition of a plus (+) or minus (−) sign to show relative standing within the major rating categories.
     “N.R.” — This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
     Local Currency and Foreign Currency Risks — Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.
     The following summarizes the ratings used by Moody’s for long-term debt:
     “Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
     “Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

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     “A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
     “Baa” — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     “Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
     “B” — Obligations rated “B” are considered speculative and are subject to high credit risk.
     “Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
     “Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     “C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
     The following summarizes long-term ratings used by Fitch:
     “AAA” — Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
     “AA” — Securities considered to be investment grade and of very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
     “A” — Securities considered to be investment grade and of high credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
     “BBB” — Securities considered to be investment grade and of good credit quality. “BBB” ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

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     “BB” — Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
     “B” — Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
     “CCC,” “CC” and “C” — Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.
     “DDD,” “DD” and “D” — Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.
     Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.
     Plus (+) or minus (−) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.
     “NR” indicates that Fitch does not publicly rate the issuer or issue in question.
     The following summarizes the ratings used by DBRS for long-term debt:
     “AAA” — Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.
     “AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases, it differs from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits which typically exemplify above-average strength

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in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.
     “A” — Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.
     “BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.
     “BB” — Long-term debt rated “BB” is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.
     “B” — Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.
     “CCC”, CC” and “C” — Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.
     “D” — Long-term debt rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.
     (“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.
Notes to Short-Term and Long-Term Credit Ratings
Standard & Poor’s
     CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special

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surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.
     Rating Outlook: A Standard & Poor’s rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.
•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.
Moody’s
     Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (“UPG”), on review for possible downgrade (“DNG”) or more rarely with direction uncertain (“UNC”). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.
     Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (“POS”), Negative (“NEG”), Stable (“STA”) and Developing (“DEV” — contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A “RUR” (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, “NOO” (No Outlook) may be displayed.
Fitch
     Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
     Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

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     Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one-to two-year period. Outlooks may be “positive”, “stable” or “negative”. A positive” or “negative” Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to “positive” or “negative” if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.
DBRS
     Rating Trends: Each DBRS rating category is appended with one of three rating trends — “Positive”, “Stable”, or “Negative”. The rating trend helps to give the investor an understanding of DBRS’s opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.
     Rating Actions: In addition to confirming or changing ratings, other DBRS rating actions include:
     (1) Suspended Ratings. Rating opinions are forward looking. While a rating will consider the historical performance of an issuer, a rating is an assessment of the issuer’s future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.
     Since the availability of such information is critical to the rating assessment, any reluctance in management’s willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS’s assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.
     (2) Discontinued Ratings. When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future (e.g. commercial paper, long-term debt or preferred shares), DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.
     (3) Ratings “Under Review.” In practice, DBRS maintains continuous surveillance of the entities it rates and therefore all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely fashion, then the rating(s) of the issuer(s) will be placed “Under Review” since they may no longer be appropriate and can no longer be relied upon.

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     Ratings which are “Under Review” are qualified with one of the following three provisional statements: “negative implications”, “positive implications”, or “developing implications”. These qualifications indicate DBRS’s preliminary evaluation of the impact on the credit quality of the security/issuer. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS’s final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.
Municipal Note Ratings
     A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. Notes maturing beyond three years will most likely receive a long-term debt rating. The following summarizes the ratings used by Standard & Poor’s for municipal notes:
     “SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.
     “SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     “SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.
     Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:
     “MIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
     “MIG-2” — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
     “MIG-3” — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

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     “SG” — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
     In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.
     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.
     VMIG rating expirations are a function of each issue’s specific structural or credit features.
     “VMIG-1” — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-2” — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “VMIG-3” — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
     “SG” — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.
About Credit Ratings
A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor. Credit ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, information or based on other circumstances.

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Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.
Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security. The ratings are based on information from issuers, other obligors, underwriters, their experts and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.
DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

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APPENDIX B
2005 ISS PROXY VOTING GUIDELINES SUMMARY
The following is a concise summary of the ISS proxy voting policy guidelines for 2005.
1. Auditors
Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
•	Tenure of the audit firm
•	Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
•	Length of the rotation period advocated in the proposal
•	Significant audit-related issues
•	Number of audit committee meetings held each year
•	Number of financial experts serving on the committee
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE. But WITHHOLD votes from:
•	Insiders and affiliated outsiders on boards that are not at least majority independent
•	Directors who sit on more than six boards, or on more than two public boards in addition to their own if they are CEOs of public companies
•	Directors who adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
•	Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)
•	Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election
Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
Independent Chairman (Separate Chairman/CEO)
Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.
Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the ISS definition of independence.
Open Access (shareholder resolution)

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Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.
3. Shareholder Rights
Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.
4. Proxy Contests
Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.
5. Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings

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Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7. Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
8. Capital Structure
Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders
•	It is not designed to preserve the voting power of an insider or significant shareholder
9. Executive and Director Compensation
ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.
Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:
•	The plan expressly permits repricing of underwater options without shareholder approval; or
•	There is a disconnect between the CEO’s pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on
•	The company’s most recent three-year burn rate is excessive and is an outlier within its peer group
A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation, if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO’s

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compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.
Director Compensation
Before recommending a vote FOR a director equity plan, ISS will review the company’s proxy statement for the following qualitative features:
•	Stock ownership guidelines (a minimum of three times the annual cash retainer)
•	Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
•	Balanced mix between cash and equity
•	Non-employee directors should not receive retirement benefits/perquisites
•	Detailed disclosure of cash and equity compensation for each director
Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns
•	Rationale for the repricing
•	Value-for-value exchange
•	Option vesting
•	Term of the option
•	Exercise price
•	Participation
•	Treatment of surrendered options
Qualified Employee Stock Purchase Plans
Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR qualified employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value
•	Offering period is 27 months or less, and
•	Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.
Nonqualified Employee Stock Purchase Plans
Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:
•	Broad-based participation
•	Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value
•	No discount on the stock price on the date of purchase since there is a company matching contribution
Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.
Shareholder Proposals on Compensation

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Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
•	Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.
•	Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).
10. Social and Environmental Issues
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.
In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.
Vote:
•	FOR proposals for the company to amend its Equal Employment Opportunity (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
•	AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.
•	CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.

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APPENDIX C
BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.
Goldman Sachs is noted for its Business Principles, which guide all of the firm’s activities and serve as the basis for its distinguished reputation among investors worldwide.
     Our client’s interests always come first. Our experience shows that if we serve our clients well, our own success will follow.
     Our assets are our people, capital and reputation. If any of these is ever diminished, the last is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.
     We take great pride in the professional quality of our work. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.
     We stress creativity and imagination in everything we do. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client’s problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.
     We make an unusual effort to identify and recruit the very best person for every job. Although our activities are measured in billions of dollars, we select our people one by one. In a service business, we know that without the best people, we cannot be the best firm.
     We offer our people the opportunity to move ahead more rapidly than is possible at most other places. We have yet to find limits to the responsibility that our best people are able to assume. Advancement depends solely on ability, performance and contribution to the Firm’s success, without regard to race, color, religion, sex, age, national origin, disability, sexual orientation, or any other impermissible criterion or circumstance.
     We stress teamwork in everything we do. While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the Firm and its clients.
     The dedication of our people to the Firm and the intense effort they give their jobs are greater than one finds in most other organizations. We think that this is an important part of our success.
     Our profits are a key to our success. They replenish our capital and attract and keep our best people. It is our practice to share our profits generously with all who helped create them. Profitability is crucial to our future.

1-C

     We consider our size an asset that we try hard to preserve. We want to be big enough to undertake the largest project that any of our clients could contemplate, yet small enough to maintain the loyalty, the intimacy and the esprit de corps that we all treasure and that contribute greatly to our success.
     We constantly strive to anticipate the rapidly changing needs of our clients and to develop new services to meet those needs. We know that the world of finance will not stand still and that complacency can lead to extinction.
     We regularly receive confidential information as part of our normal client relationships. To breach a confidence or to use confidential information improperly or carelessly would be unthinkable.
     Our business is highly competitive, and we aggressively seek to expand our client relationships. However, we must always be fair to competitors and must never denigrate other firms.
     Integrity and honesty are the heart of our business. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

2-C

Goldman, Sachs & Co.’s History of Excellence
1869
Is founded by Marcus Goldman
1882
Becomes a private partnership when Samuel Sachs joins the firm
1896
Joins New York Stock Exchange
1906
Takes Sears public
1925
Finances Warner Brothers to develop sound in movies
1933-69
Senior Partner Sidney J. Weinberg serves as adviser to five presidents: Roosevelt, Truman, Eisenhower, Kennedy, and Johnson
1956
Co-manages Ford’s initial public offering, the largest IPO to date
1985
Senior Partner John C. Whitehead named Deputy Secretary of State
1986
Takes Microsoft public
1988
Goldman Sachs Asset Management (GSAM) is established, formalizing the asset management capability that Goldman Sachs initiated in 1981 by managing money market funds for institutional clients; 50 employees
1990s
Investment Banking Division is #1 in M&A for seven years in the 1990s
1995
Senior Partner Robert E. Rubin named Treasury Secretary
1996
GSAM acquires CIN Management ($23 B)

3-C

1997
Launches web site that delivers trading ideas, research reports, and analytical tools to clients worldwide
GSAM acquires Commodities Corp. ($1.6 B in Hedge Fund assets); Acquires Liberty Investment Management ($6B in growth assets)
1998
Takes ebay public
1999
Goldman, Sachs & Co. becomes a public company
2001
GSAM AUM pass $300B mark
2002
Advises and services 45% of the Forbes 4001
Growth Team is awarded the year’s single largest U.S. institutional mandate
2003
Acquires The Ayco Company, L.P.; Announces it will combine Australian operation with JBWere to form Goldman Sachs JBWere

1.	Source: Forbes.com, October 2003. Reprinted by permission of Forbes Magazine © 2004 Forbes Inc.

4-C

APPENDIX D
Statement of Intention
(applicable only to Class A Shares)
     If a shareholder anticipates purchasing $50,000 or more of Class A Shares of a Fund alone or in combination with Class A Shares of another Goldman Sachs Fund within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by checking and filing the Statement of Intention in the Account Application. Income dividends and capital gain distributions taken in additional shares, as well as any appreciation on shares previously purchased, will not apply toward the completion of the Statement of Intention.
     To ensure that the reduced price will be received on future purchases, the investor must inform Goldman Sachs that the Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if the investor’s purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, the investor will pay the increased amount of the sales charge prescribed in the Escrow Agreement.
Escrow Agreement
Out of the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified on the Account Application will be held in escrow by the Transfer Agent in the form of shares registered in the investor’s name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his or her order. When the minimum investment so specified is completed (either prior to or by the end of the 13th month), the investor will be notified and the escrowed shares will be released.
If the intended investment is not completed, the investor will be asked to remit to Goldman Sachs any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman Sachs pay such difference in the sales charge, the Transfer Agent will redeem, pursuant to the authority given by the investor in the Account Application, an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

1-D

PART C
OTHER INFORMATION
Item 23. Exhibits
     The following exhibits relating to Goldman Sachs Trust are incorporated herein by reference to Post-Effective Amendment No. 26 to Goldman Sachs Trust’s Registration Statement on Form N-1A (Accession No. 000950130-95-002856); to Post-Effective Amendment No. 27 to such Registration Statement (Accession No. 0000950130-96-004931); to Post-Effective Amendment No. 29 to such Registration Statement (Accession No. 0000950130-97-000573); to Post-Effective Amendment No. 31 to such Registration Statement (Accession No. 0000950130-97-000805); to Post-Effective Amendment No. 32 to such Registration Statement (Accession No. 0000950130-97-0001846); to Post-Effective Amendment No. 40 to such Registration Statement (Accession No. 0000950130-97-004495); to Post-Effective Amendment No. 41 to such Registration Statement (Accession No 0000950130-98-000676); to Post-Effective Amendment No. 43 to such Registration Statement (Accession No. 0000950130-98-000965); to Post-Effective Amendment No. 44 to such Registration Statement (Accession No. 0000950130-98-002160); to Post-Effective Amendment No. 46 to such Registration Statement (Accession No. 0000950130-98-003563); to Post-Effective Amendment No. 47 to such Registration Statement (Accession No. 0000950130-98-004845); to Post-Effective Amendment No. 48 to such Registration Statement (Accession No. 0000950109-98-005275); to Post-Effective Amendment No. 50 to such Registration Statement (Accession No. 0000950130-98-006081); to Post-Effective Amendment No. 51 to such Registration Statement (Accession No. 0000950130-99-000178); to Post-Effective Amendment No. 52 to such Registration Statement (Accession No. 0000950130-99-000742); to Post-Effective Amendment No. 53 to such Registration Statement (Accession No. 0000950130-99-001069); to Post-Effective Amendment No. 54 to such Registration Statement (Accession No. 0000950130-99-002212); to Post-Effective Amendment No. 55 to such Registration Statement (Accession No. 0000950109-99-002544); to Post-Effective Amendment No. 56 to such Registration Statement (Accession No. 0000950130-99-005294); to Post-Effective Amendment No. 57 to such Registration Statement (Accession No. 0000950109-99-003474); to Post-Effective Amendment No. 58 to such Registration Statement (Accession No. 0000950109-99-004208); to Post-Effective Amendment No. 59 to such Registration Statement (Accession No. 0000950130-99-006810); to Post-Effective Amendment No. 60 to such Registration Statement (Accession No. 0000950109-99-004538) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 61 to such Registration Statement (Accession No. 0000950130-00-000099) (no exhibits filed as part of this Amendment); to Post-Effective Amendment No. 62 to such Registration Statement (Accession No. 0000950109-00-000585); to Post-Effective Amendment No. 63 to such Registration Statement (Accession No. 0000950109-00-001365); to Post-Effective Amendment No. 64 to such Registration Statement (Accession No. 0000950130-00-002072); to Post-Effective Amendment No. 65 to such Registration Statement (Accession No. 0000950130-00-002509); to Post-Effective Amendment No. 66 to such Registration Statement (Accession No. 0000950130-00-003033); to Post-Effective Amendment No. 67 to such Registration Statement (Accession No. 0000950130-00-003405); to Post-Effective Amendment No. 68 to such Registration Statement (Accession No. 0000950109-00-500123); to Post-Effective Amendment No. 69 to such Registration Statement (Accession No. 0000950109-00-500156); to Post-Effective Amendment No. 70 to such Registration Statement (Accession No. 0000950109-01-000419); to

Post-Effective Amendment No. 71 to such Registration Statement (Accession No. 0000950109-01-500094); to Post-Effective Amendment No. 72 to such Registration Statement (Accession No. 0000950109-01-500540); to Post-Effective Amendment No. 73 to such Registration Statement (Accession No. 0000950123-01-509514); to Post-Effective Amendment No. 74 to such Registration Statement (Accession No. 0000950123-02-002026); to Post-Effective Amendment No. 75 to such Registration Statement (Accession No. 0000950123-02-003780); to Post-Effective Amendment No. 76 to such Registration Statement (Accession No. 0000950123-02-006143); to Post-Effective Amendment No. 77 to such Registration Statement (Accession No. 0000950123-02-006151); to Post-Effective Amendment No. 78 to such Registration Statement (Accession No. 0000950123-02-007177); to Post-Effective Amendment No. 79 to such Registration Statement (Accession No. 0000950123-02-011711); to Post-Effective Amendment No. 80 to such Registration Statement (Accession No. 0000950123-02-011988); to Post-Effective Amendment No. 81 to such Registration Statement (Accession No. 0000950123-03-001754); to Post-Effective Amendment No. 82 to such Registration Statement (Accession No. 0000950123-03-004262); to Post-Effective Amendment No. 83 to such Registration Statement (Accession No. 0000950123-03-007054); to Post-Effective Amendment No. 84 to such Registration Statement (Accession No. 0000950123-03-009618); to Post-Effective Amendment No. 85 to such Registration Statement (Accession No. 0000950123-03-013727); to Post-Effective Amendment No. 86 to such Registration Statement (Accession No. 0000950123-04-002212); to Post-Effective Amendment No. 87 to such Registration Statement (Accession No. 0000950123-04-003073); to the Registrant’s Registration Statement on Form N-14 relating to the Registrant’s acquisition of the Golden Oak® Family of Funds (“Acquisition”) (Accession No. 0000950123-04-008643); to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-004668) to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-04-015178); to Post-Effective Amendment No. 103 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-007490); to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-011442); to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (Accession No. 0000950123-05-014459); and to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (0000950123-05-015341).

(a)(1).	Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

(a)(2).	Amendment No. 1 dated April 24, 1997 to Agreement and Declaration of Trust January 28, 1997. (Accession No. 0000950130-97-004495).

(a)(3).	Amendment No. 2 dated July 21, 1997 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-97-004495).

(a)(4).	Amendment No. 3 dated October 21, 1997 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(a)(5).	Amendment No. 4 dated January 28, 1998 to the Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-000676).

(a)(6).	Amendment No. 5 dated April 23, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(a)(7).	Amendment No. 6 dated July 22, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-004845).

(a)(8).	Amendment No. 7 dated November 3, 1998 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-98-006081).

(a)(9).	Amendment No. 8 dated January 22, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-000742).

(a)(10).	Amendment No. 9 dated April 28, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-99-002544).

(a)(11).	Amendment No. 10 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(a)(12).	Amendment No. 11 dated July 27, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-005294).

(a)(13).	Amendment No. 12 dated October 26, 1999 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-99-004208).

(a)(14).	Amendment No. 13 dated February 3, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950109-00-000585).

(a)(15).	Amendment No. 14 dated April 26, 2000 to Agreement and Declaration of Trust as amended, dated January 28, 1997. (Accession No. 0000950130-00-002509).

(a)(16).	Amendment No. 15 dated August 1, 2000 to Agreement and Declaration of Trust, as amended, dated January 28, 1997. (Accession No. 0000950109-00-500123).

(a)(17).	Amendment No. 16 dated January 30, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950109-01-500540).

(a)(18).	Amendment No. 17 dated April 25, 2001 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-01-509514).

(a)(19).	Amendment No. 18 dated July 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(a)(20).	Amendment No. 19 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(a)(21).	Amendment No. 20 dated August 1, 2002 to Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-02-011711).

(a)(22).	Amendment No. 21 dated January 29, 2003 to the Agreement and Declaration of Trust, dated January 28, 1997. (Accession No. 0000950123-03-001754).

(a)(23).	Amendment No. 22 dated July 31, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(a)(24).	Amendment No. 23 dated October 30, 2003 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-03-013727).

(a)(25).	Amendment No. 24 dated May 6, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-008643).

(a)(26).	Amendment No. 25 dated April 21, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(a)(27).	Amendment No. 26 dated November 4, 2004 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-04-015178).

(a)(28).	Amendment No. 27 dated February 10, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123- 05-007490).

(a)(29).	Amendment No. 28 dated May 12, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(a)(30).	Amendment No. 29 dated June 16, 2005 to the Agreement and Declaration of Trust dated January 28, 1997. (Accession No. 0000950123-05-014459).

(a)(31).	Amendment No. 30 dated August 4, 2005 to the Agreement and Declaration of Trust dated January 28, 1977. (Accession No. 0000950123-05-014459)

(a)(32).	Amendment No. 32 dated December 31, 2005 to the Agreement and Declaration of Trust dated January 28, 1997 (Accession No. 0000950123-05-015341).

(b)(1).	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997. (Accession No. 0000950130-97-000573).

(b)(2).	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated July 27, 1999. (Accession No. 0000950130-99-005294).

(b)(3).	Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-02-011711).

(b)(4).	Amendment to Amended and Restated By-laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-015178).

(b)(5).	Amendment No. 1 dated November 4, 2004 to Amended and Restated By- Laws of the Delaware business trust dated January 28, 1997 as amended and restated October 30, 2002. (Accession No. 0000950123-04-007490).

(c).	Article II, Section 10, Article IV, Section 3, Article V, Article VI, Article VII, Article IX, Section 8 and Section 9 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference as Exhibit (a)(1) and Article III of the Registrant’s Amended and Restated By-Laws incorporated by reference as Exhibit (b)(3).

(d)(1).	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

(d)(2).	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Adjustable Rate Government Fund, and Goldman Sachs Funds Management, L.P. (Accession No. 0000950130-98-000676).

(d)(3).	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Short Duration Tax-Free Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(d)(4).	Management Agreement dated April 30, 1997 between Registrant, on behalf of Goldman Sachs Core Fixed Income Fund, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(d)(5).	Management Agreement dated April 30, 1997 between the Registrant, on behalf of Goldman Sachs — Institutional Liquid Assets, and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(d)(6).	Management Agreement dated April 30, 1997 between Registrant, Goldman Sachs Asset Management, Goldman Sachs Fund Management L.P. and Goldman, Sachs Asset Management International. (Accession No. 0000950109-98-005275).

(d)(7).	Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management. (Accession No. 0000950130-98-000676).

(d)(8).	Amended Annex A to Management Agreement dated January 1, 1998 on behalf of the Goldman Sachs Asset Allocation Portfolios and Goldman Sachs Asset Management (Conservative Strategy Portfolio) (Accession No. 0000950130-99-000742).

(d)(9).	Amended Annex A dated April 28, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-99-002544).

(d)(10).	Amended Annex A dated July 27, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-005294).

(d)(11).	Amended Annex A dated October 26, 1999 to Management Agreement dated April 30, 1997. (Accession No. 0000950130-99-004208).

(d)(12).	Amended Annex A dated February 3, 2000 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-00-001365).

(d)(13).	Amended Annex A dated April 26, 2000 to Management Agreement dated April 30, 1997 (Accession No. 0000950130-00-002509).

(d)(14).	Amended Annex A dated January 30, 2001 to Management Agreement dated April 30, 1997. (Accession No. 0000950109-01-500094).

(d)(15).	Amended Annex A dated April 25, 2001 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-01-509514).

(d)(16).	Amended Annex A dated August 1, 2002 to Management Agreement, dated April 30, 1997. (Accession No. 0000950123-02-011711).

(d)(17).	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Short-Duration Tax-Free Fund). (Accession No. 0000950123-03-007054).

(d)(18).	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Money Market Funds). (Accession No. 0000950123-03-007054).

(d)(19).	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Fixed Income, Equity, Specialty and Money Market Funds). (Accession No. 0000950123-03-007054).

(d)(20).	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Core Fixed Income Fund). (Accession No. 0000950123-03-007054).

(d)(21).	Assumption Agreement dated April 26, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (With respect to the Goldman Sachs Asset Allocation Funds). (Accession No. 0000950123-03-007054).

(d)(22).	Amended Annex A dated July 31, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-009618).

(d)(23).	Amended Annex A dated October 30, 2003 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-03-013727).

(d)(24).	Amended Annex A dated November 2, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(d)(25).	Amended Annex A dated November 12, 2005 to the Management Agreement dated April 30, 1997. (Accession No. 0000950123-05-014459).

(d)(26).	Fee Reduction Commitment dated January 1, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Capital Growth, CORE Large Cap Growth, CORE U.S. Equity and International Growth Opportunities Funds. (Accession No. 0000950123-04-007490).

(d)(27).	Fee Reduction Commitment dated February 25, 2005 among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International and Goldman Sachs Trust relating to the Government Income and Global Income and Funds. (Accession No. 0000950123-04-007490).

(d)(28).	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the CORE Tax-Managed Equity Fund. (Accession No. 0000950123-04-007490).

(d)(29).	Fee Reduction Commitment dated April 29, 2005 between Goldman Sachs Asset Management, L.P. and Goldman Sachs Trust relating to the Aggressive Growth Strategy, Balanced Strategy, Growth and Income Strategy and Growth Strategy Portfolios. (Accession No. 0000950123-04-007490).

(e)(1).	Distribution Agreement dated April 30, 1997, as amended October 30, 2003. (Accession No. 0000950123-03-013727).

(f).	Not applicable.

(g)(1).	Custodian Agreement dated July 15, 1991, between Registrant and State Street Bank and Trust Company. (Accession No. 0000950130-95-002856).

(g)(2).	Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, filed as Exhibit 8(a). (Accession No. 0000950130-98-000965).

(g)(3).	Letter Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs -

Institutional Liquid Assets, pertaining to the fees payable by Registrant pursuant to the Custodian Agreement, filed as Exhibit 8(b). (Accession No. 0000950130-98-000965).

(g)(4).	Amendment dated May 28, 1981 to the Custodian Agreement referred to above as Exhibit (g)(2). (Accession No. 0000950130-98-000965).

(g)(5).	Fee schedule relating to the Custodian Agreement between Registrant on behalf of the Goldman Sachs Asset Allocation Portfolios and State Street Bank and Trust Company. (Accession No. 0000950130-97-004495).

(g)(6).	Letter Agreement dated June 14, 1984 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges under the Custodian Agreement, filed as Exhibit 8(d). (Accession No. 0000950130-98-000965).

(g)(7).	Letter Agreement dated March 29, 1983 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Bank of America, N.T. and S.A. as its subcustodian and certain other matters, filed as Exhibit 8(f). (Accession No. 0000950130-98-000965).

(g)(8).	Letter Agreement dated March 21, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the creation of a joint repurchase agreement account, filed as Exhibit 8(g). (Accession No. 0000950130-98-000965).

(g)(9).	Letter Agreement dated November 7, 1985, with attachments, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, authorizing State Street Bank and Trust Company to permit redemption of units by check, filed as Exhibit 8(h). (Accession No. 0000950130-98-000965).

(g)(10).	Money Transfer Services Agreement dated November 14, 1985, including attachment, between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs - Institutional Liquid Assets, pertaining to transfers of funds on deposit with State Street Bank and Trust Company, filed as Exhibit 8(i). (Accession No. 0000950130-98-000965).

(g)(11).	Letter Agreement dated November 27, 1985 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(g)(12).	Letter Agreement dated July 22, 1986 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to a change in wire charges. (Accession No. 0000950130-98-000965).

(g)(13).	Letter Agreement dated June 20, 1987 between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, amending the Custodian Agreement. (Accession No. 0000950130-98-000965).

(g)(14).	Letter Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets, pertaining to the latter’s designation of Security Pacific National Bank as its subcustodian and certain other matters. (Accession No. 0000950130-98-000965).

(g)(15).	Amendment dated July 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(g)(16).	Amendment dated December 19, 1988 to the Custodian Agreement between Registrant and State Street Bank and Trust Company, on behalf of Goldman Sachs — Institutional Liquid Assets. (Accession No. 0000950130-98-000965).

(g)(17).	Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company on behalf of Goldman Sachs Capital Growth Fund. (Accession No. 0000950130-98-006081).

(g)(18).	Sub-Custodian Agreement dated March 29, 1983 between State Street Bank and Trust Company and Bank of America, National Trust and Savings Association on behalf of Goldman Sachs Institutional Liquid Assets. (Accession No. 0000950130-98-006081).

(g)(19).	Fee schedule dated January 8, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Conservative Strategy Portfolio). (Accession No. 0000950130-99-000742).

(g)(20).	Fee schedule dated April 12, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(g)(21).	Fee schedule dated July 19, 1999 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Internet Tollkeeper Fund). (Accession No. 0000950130-99-005294).

(g)(22).	Fee schedule dated October 1, 1999 relating to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(g)(23).	Fee schedule dated January 12, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-000585).

(g)(24).	Fee schedule dated January 6, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (High Yield Municipal Fund). (Accession No. 0000950109-00-000585).

(g)(25).	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Research Select Fund). (Accession No. 0000950130-00-002509).

(g)(26).	Fee schedule dated April 14, 2000 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Enhanced Income Fund). (Accession No. 0000950130-00-002509).

(g)(27).	Additional Portfolio Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950109-00-000585).

(g)(28).	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated December 27, 1978. (Accession No. 0000950109-00-000585).

(g)(29).	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated April 6, 1990. (Accession No. 0000950109-00-000585).

(g)(30).	Letter Agreement dated September 27, 1999 between Registrant and State Street Bank and Trust Company relating to Custodian Agreement dated July 15, 1991. (Accession No. 0000950109-00-000585).

(g)(31).	Letter Agreement dated January 29, 2001 relating to Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

(g)(32).	Amendment dated July 2, 2001 to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(g)(33).	Amendment dated July 2, 2001 to the Custodian Contract dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(g)(34).	Amendment dated July 2, 2001 to the Custodian Contract dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(g)(35).	Form of amendment to the Custodian Agreement dated December 27, 1978 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-01-509514).

(g)(36).	Amendment to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(g)(37).	Amendment to the Custodian Agreement dated July 15, 1991 between Registrant and State Street Bank and Trust Company (Accession No. 0000950123-02-003780).

(g)(38).	Letter Amendment dated May 15, 2002 to the Custodian Agreement dated April 6, 1990 between Registrant and State Street Bank and Trust Company. (Accession No. 0000950123-02-011711).

(h)(1).	Wiring Agreement dated June 20, 1987 among Goldman, Sachs & Co., State Street Bank and Trust Company and The Northern Trust Company. (Accession No. 0000950130-98-000965).

(h)(2).	Letter Agreement dated June 20, 1987 regarding use of checking account between Registrant and The Northern Trust Company. (Accession No. 0000950130-98-000965).

(h)(3).	Transfer Agency Agreement dated July 15, 1991 between Registrant and Goldman, Sachs & Co. (Accession No. 0000950130-95-002856).

(h)(4).	Transfer Agency Agreement dated May 1, 1988 between Goldman Sachs Institutional Liquid Assets and Goldman, Sachs & Co. (Accession No. 0000950130-98-006081).

(h)(5).	Transfer Agency Agreement dated April 30, 1997 between Registrant and Goldman, Sachs & Co. on behalf of the Financial Square Funds. (Accession No. 0000950130-98-006081).

(h)(6).	Transfer Agency Agreement dated April 6, 1990 between GS-Capital Growth Fund, Inc. and Goldman Sachs & Co. (Accession No. 0000950130-98-006081).

(h)(7).	Form of Retail Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs Asset Allocation Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds and Goldman Sachs International Equity Funds. (Accession No. 0000950130-98-006081).

(h)(8).	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the Administrative Class, Service Class and Cash Management Class of Goldman Sachs - Institutional Liquid Assets Portfolios. (Accession No. 0000950130-98-006081).

(h)(9).	Form of Supplemental Service Agreement on behalf of Goldman Sachs Trust relating to the FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares of Goldman Sachs Financial Square Funds. (Accession No. 0000950130-98-006081).

(h)(10).	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of all Funds other than ILA and FST money market funds. (Accession No. 0000950109-01-500540).

(h)(11).	Fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the ILA portfolios. (Accession No. 0000950109-01-500540).

(h)(12).	Form of Service Agreement on behalf of Goldman Sachs Trust relating to the Select Class, the Preferred Class, the Administration Class, the Service Class and the Cash Management Class, as applicable, of Goldman Sachs Financial Square Funds, Goldman Sachs Institutional Liquid Assets Portfolios, Goldman Sachs Fixed Income Funds, Goldman Sachs Domestic Equity Funds, Goldman Sachs International Equity Funds and Goldman Sachs Asset Allocation Portfolios. (Accession No. 0000950109-01-500540).

(h)(13).	Form of fee schedule relating to Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. on behalf of the Cash Portfolio (Accession No. 0000950123-01-509514).

(h)(14).	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Institutional Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(h)(15).	Form of Account Service Agreement on behalf of Goldman Sachs Trust relating to Class A Shares of Goldman Sachs U.S. Mortgages Fund and Investment Grade Credit Fund. (Accession No. 0000950123-03-013727).

(h)(16).	Goldman Sachs Institutional Liquid Assets Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(18).	Goldman Sachs FST Select Class Select Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(19).	Goldman Sachs FST Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(20).	Goldman Sachs FST Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(21).	Goldman Sachs Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(22).	Goldman Sachs Institutional Liquid Assets Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(23).	Goldman Sachs Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(24).	Goldman Sachs Cash Portfolio Administration Class Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(25).	Goldman Sachs Cash Portfolio Preferred Class Preferred Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(26).	Goldman Sachs FST Capital Administration Class Capital Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(h)(27).	Goldman Sachs Account Service Plan for Institutional Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(h)(28).	Goldman Sachs Account Service Plan for Class A Shares amended and restated as of February 4, 2004 (U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-04-002212).

(h)(29).	Goldman Sachs FST Service Class Service Plan and Shareholder Administration Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(i)(1).	Opinion of Drinker Biddle & Reath LLP. (With respect to the Asset Allocation Portfolios). (Accession No. 0000950130-97-004495).

(i)(2).	Opinion of Morris, Nichols, Arsht & Tunnell. (Accession No. 0000950130-97-001846).

(i)(3).	Opinion of Drinker Biddle & Reath LLP. (With respect to Japanese Equity and International Small Cap). (Accession No. 0000950130-98-003563).

(i)(4).	Opinion of Drinker Biddle & Reath LLP. (With respect to Cash Management Shares). (Accession No. 0000950130-98-003563).

(i)(5).	Opinion of Drinker Biddle & Reath LLP. (With respect to the European Equity Fund). (Accession No. 0000950130-98-006081).

(i)(6).	Opinion of Drinker Biddle & Reath LLP. (With respect to the CORE Large Cap Value Fund). (Accession No. 0000950130-98-006081).

(i)(7).	Opinion of Drinker Biddle & Reath LLP (With respect to the Conservative Strategy Portfolio). (Accession No. 0000950130-99-001069).

(i)(8).	Opinion of Drinker Biddle & Reath LLP (With respect to the Strategic Growth and Growth Opportunities Portfolios). (Accession No. 0000950109-99-002544).

(i)(9).	Opinion of Drinker Biddle & Reath LLP (With respect to the Internet Tollkeeper Fund). (Accession No. 0000950109-99-004208).

(i)(10).	Opinion of Drinker Biddle & Reath LLP (With respect to the Large Cap Value Fund). (Accession No. 0000950130-99-006810).

(i)(11).	Opinion of Drinker Biddle & Reath LLP (With respect to FST Select Shares). (Accession No. 0000950109-00-000585).

(i)(12).	Opinion of Drinker Biddle & Reath LLP (With respect to the High Yield Municipal Fund). (Accession No. 0000950109-00-001365).

(i)(13).	Opinion of Drinker Biddle & Reath LLP (With respect to the CORE Tax-Managed Equity Fund). (Accession No. 0000950109-00-001365).

(i)(14).	Opinion of Drinker Biddle & Reath LLP (With respect to the Research Select Fund). (Accession No. 0000950109-00-500123).

(i)(15).	Opinion of Drinker Biddle & Reath LLP (With respect to the Enhanced Income Fund). (Accession No. 0000950109-00-500123).

(i)(16).	Opinion of Drinker Biddle & Reath LLP (With respect to Cash Management Shares of certain ILA Portfolios). (Accession No. 0000950109-00-500123).

(i)(17).	Opinion of Drinker Biddle & Reath LLP (With respect to Global Consumer Growth Fund, Global Financial Services Fund, Global Health Sciences Fund, Global Infrastructure and Resources Fund and Global Technology Fund). (Accession No. 0000950109-01-500540).

(i)(18).	Opinion of Drinker Biddle & Reath LLP (With respect to all outstanding Funds and share classes) (Accession No. 0000950123-01-509514).

(i)(19).	Opinion of Drinker Biddle & Reath LLP (With respect to Financial Square Funds). (Accession No. 0000950123-02-011711).

(i)(20).	Opinion of Drinker Biddle & Reath LLP (With respect to the Concentrated Growth Fund). (Accession No. 0000950123-02-011711).

(i)(21).	Opinion of Drinker Biddle & Reath LLP (with respect to the Emerging Markets Debt Fund). (Accession No. 0000950123-03-013727).

(i)(22).	Opinion of Drinker Biddle & Reath LLP (with respect to the U.S. Mortgages Fund and Investment Grade Credit Fund). (Accession No. 0000950123-03-013727).

(i)(22).	Opinion of Drinker Biddle & Reath LLP (with respect to the Small/Mid-Cap Growth Fund). (Accession No. 0000950123-03-011442).

(i)(22).	Opinion of Drinker Biddle & Reath LLP (with respect to the U.S. Equity Dividend and Premium Fund). (Accession No. 0000950123-03-011442).

(j).	None.

(k).	Not applicable.

(l).	Not applicable.

(m)(1).	Class A Distribution and Service Plan amended and restated as of May 5, 2004. (Accession No. 0000950123-04-015178).

(m)(2).	Class B Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(m)(3).	Class C Distribution and Service Plan amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(m)(4).	Cash Management Shares Plan of Distribution pursuant to Rule 12b-1 amended and restated as of February 4, 2004. (Accession No. 0000950123-04-002212).

(n)(1).	Revised plan dated October 30, 2003 entered into by Registrant pursuant to Rule 18f-3. (Accession No. 0000950123-03-013727).

(p)(1).	Code of Ethics — Goldman Sachs Trust and Goldman Sachs Variable Insurance Trust dated April 23, 1997, as amended November 4, 2004 (Accession No. 0000950123-04-015178).

(p)(2).	Code of Ethics — Goldman, Sachs & Co., Goldman Sachs Asset Management L.P. and Goldman Sachs Asset Management International, effective January 23, 1991, as revised November 4, 2004 (Accession No. 0000950123-04-015178).

(q)(1).	Power of Attorney of Mr. Perlowski. (Accession No. 0000950130-97-000805).

(q)(2).	Powers of Attorney of Messrs. Bakhru, Coblentz, Harker, Shuch and Strubel, and Mmes. McPherson, Smelcer and Uniacke (Accession No. 0000950123-05-015341).
Item 24. Persons Controlled by or Under Common Control with Registrant.
Not Applicable.

Item 25. Indemnification
Article IV of the Declaration of Trust of Goldman Sachs Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Declaration of Trust is incorporated by reference to Exhibit (a)(1).
The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser or from reckless disregard by the Investment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Management Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemnify the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its willful misfeasance, bad faith or gross negligence or the Adviser’s reckless disregard of its obligation under the Management Agreement. The Management Agreements are incorporated by reference to Exhibits (d)(1) through (d)(7).
Section 9 of the Distribution Agreement between the Registrant and Goldman Sachs dated April 30, 1997, as amended October 30, 2003 and Section 7 of the Transfer Agency Agreements between the Registrant and Goldman, Sachs & Co. dated July 15, 1991, May 1, 1988, April 30, 1997 and April 6, 1990 each provide that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of the Distribution Agreement is included herewith as Exhibit (e)(1). The Transfer Agency Agreements are incorporated by reference as Exhibits (h)(3), (h)(4), (h)(5) and (h)(6), respectively, to the Registrant’s Registration Statement.
Mutual fund and Trustees and officers liability policies purchased jointly by the Registrant, Trust for Credit Unions, Goldman Sachs Variable Insurance Trust and The Commerce Funds insure such persons and their respective trustees, partners, officers and employees, subject to the policies’ coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Business and Other Connections of Investment Adviser.
Goldman Sachs Asset Management, L.P. (“GSAM LP”) and Goldman Sachs Asset Management International (“GSAMI”) are wholly-owned subsidiaries of the Goldman Sachs Group, Inc. and serve as investment advisers to the Registrant. Set forth below are the names, businesses and business addresses of certain managing directors of GSAM LP and GSAMI who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position with	Name and Address of	Connection with
the Investment Advisers	Other Company	Other Company

Henry M. Paulson, Jr.	The Goldman Sachs Group, Inc.	Chairman, Chief
Managing Director-	85 Broad Street	Executive Officer and
GSAM LP	New York, New York 10004	Director

Goldman, Sachs & Co.
	85 Broad Street	Managing Director
New York, New York 10004

Robert J. Hurst	The Goldman Sachs Group, Inc.	Vice Chairman and
Managing Director-	85 Broad Street	Director
GSAM LP	New York, New York 10004

Goldman, Sachs & Co.
	85 Broad Street	Managing Director
New York, New York 10004

Lloyd C. Blankfein	The Goldman Sachs Group, Inc.	President, Chief
Managing Director-	85 Broad Street	Operating Officer and
GSAM LP	New York, New York 10004	Director

	Goldman, Sachs & Co.	Managing Director
85 Broad Street
New York, New York 10004

Item 27. Principal Underwriters.
(a) Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as distributor of the units of Trust for Credit Unions, for shares of Goldman Sachs Trust and for shares of Goldman Sachs Variable Insurance Trust. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Commerce Funds.
(b) Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant’s principal underwriter, who are members of The Goldman Sachs Group, Inc.’s Management Committee. None of the members of the management committee holds a position or office with the Registrant.
GOLDMAN SACHS MANAGEMENT COMMITTEE

Name and Principal
Business Address	Position with Goldman, Sachs & Co.

Lloyd C. Blankfein (1)	Managing Director
Alan M. Cohen (5)	Managing Director
Gary D. Cohn (1)	Managing Director
Christopher A. Cole (1)	Managing Director
Mario Draghi (3)	Managing Director
J. Michael Evans (5)	Managing Director
Edward C. Forst (1)	Managing Director
Richard A. Friedman (1)	Managing Director
Richard J. Gnodde (8)	Managing Director
Suzanne M. Nora Johnson (5)	Managing Director
Robert S. Kaplan (1)	Managing Director
Scott B. Kapnick (3)	Managing Director
Kevin W. Kennedy (1)	Managing Director
Peter S. Kraus (5)	Managing Director
Masanori Mochida (6)	Managing Director
Thomas K. Montag (5)	Managing Director
Gregory K. Palm (1)	General Counsel and Managing Director
Henry M. Paulson, Jr. (1)	Chairman and Chief Executive Officer
John F.W. Rogers (1)	Managing Director
Eric S. Schwartz (5)	Managing Director
Michael S. Sherwood (7)	Managing Director
David M. Solomon (5)	Managing Director
Esta Stecher (5)	General Counsel and Managing Director
David A. Viniar (4)	Managing Director
John S. Weinberg (1)	Managing Director
Peter A. Weinberg (3)	Managing Director
Jon Winkelried (3)	Managing Director

(1)	85 Broad Street, New York, NY 10004

(2)	32 Old Slip, New York, NY 10005

(3)	Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

(4)	10 Hanover Square, New York, NY 10005

(5)	One New York Plaza, New York, NY 10004

(6)	12-32, Akasaka I-chome, Minato-Ku, Tokyo 107-6006, Japan

(7)	River Court, 120 Fleet Street, London EC4A 2QQ, England

(8)	Cheung Kong Center, 68th Floor, 2 Queens Road Central, Hong Kong, China
(c) Not Applicable.
Item 28. Location of Accounts and Records.
The Declaration of Trust, By-laws and minute books of the Registrant and certain investment adviser records are in the physical possession of GSAM LP, 32 Old Slip, New York, New York 10005. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 71 South Wacker Drive, Suite 500, Chicago, Illinois 60606.
Item 29. Management Services
Not applicable.
Item 30. Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 118 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on the 17th day of February, 2006.
GOLDMAN SACHS TRUST
(A Delaware statutory trust)
By: /s/ Howard B. Surloff
Howard B. Surloff
Secretary
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

[1]Kaysie P. Uniacke	President (Chief Executive	February 17, 2006
Kaysie P. Uniacke	Officer) and Trustee

[1]John M. Perlowski	Treasurer (Principal	February 17, 2006
John M. Perlowski	Accounting Officer
and Principal Financial
Officer)

[1]Mary Patterson McPherson	Trustee	February 17, 2006
Mary Patterson McPherson

[1]Ashok N. Bakhru	Chairman and Trustee	February 17, 2006
Ashok N. Bakhru

[1]Alan A. Shuch	Trustee	February 17, 2006
Alan A. Shuch

[1]Wilma J. Smelcer	Trustee	February 17, 2006
Wilma J. Smelcer

[1]Richard P. Strubel	Trustee	February 17, 2006
Richard P. Strubel

[1]Patrick T. Harker	Trustee	February 17, 2006
Patrick T. Harker

Name	Title	Date

[1]John P. Coblentz, Jr.	Trustee	February 17, 2006
John P. Coblentz, Jr.

By:/s/ Howard B. Surloff
Howard B. Surloff,
Attorney-In-Fact

1.	Pursuant to a power of attorney previously filed.

CERTIFICATE
     The undersigned Secretary for Goldman Sachs Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on June 16, 2005.
     RESOLVED, that the Trustees and Officers of the Trusts who may be required to execute any amendments to the Trust’s Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing Peter Bonanno, James A. Fitzpatrick, James McNamara, John W. Perlowski, and Howard B. Surloff jointly and severally, their attorneys-in-fact, each with power of substitution, for said Trustees and Officers in any and all capacities to sign the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of the Trusts and any and all amendments to such Registration Statement, and to file the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, the Trustees and Officers hereby ratifying and confirming all that each of said attorneys-in-fact, or his or her substitute or substitutes, may do or cause to be done by virtue hereof.
Dated: February 17, 2006
/s/ Howard B. Surloff
Howard B. Surloff,
Secretary

EXHIBIT INDEX

(h)(17).	Goldman Sachs Cash Management Shares Service Plan amended and restated as of February 4, 2004.

(i)(23).	Opinion of Drinker Biddle & Reath LLP (with respect to the California Intermediate AMT-Free Municipal Fund and New York Intermediate AMT-Free Municipal Fund).

(j).	Consent of Counsel.